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                                                      33' Act File No. 333-59517
                                                      40' Act File No. 811-08891

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6

           REGISTRATION UNDER THE SECURITIES ACT OF 1933                    |_|

                    PRE-EFFECTIVE AMENDMENT NO. ___                         |_|


                    POST-EFFECTIVE AMENDMENT NO. 32                         |X|


                                     and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |_|


                 AMENDMENT NO. 32                                           |X|

                        (Check appropriate box or boxes.)

                        NATIONWIDE VL SEPARATE ACCOUNT-D
                           (Exact Name of Registrant)
                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

                            PATRICIA R. HATLER, ESQ.
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                            COLUMBUS, OHIO 43215-2220
                     (Name and Address of Agent for Service)


           Approximate Date of Proposed Public Offering:  MAY 1, 2005


It is proposed that this filing will become effective (check appropriate box)


|_|  Immediately upon filing pursuant to paragraph (b)

|X|  On May 1, 2005 pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    Issued By
                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                     Through
                        NATIONWIDE VL SEPARATE ACCOUNT-D
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                   The Date Of This Prospectus Is May 1, 2005

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                PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.
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Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not purchase the variable life policy it describes. Prior to your purchase, we encourage you to take the time you need to understand the policy, its potential benefits and risks, and how it might or might not benefit you. You should use this prospectus to compare the benefits and risks of this policy versus those of other life insurance policies and alternative investment instruments.
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Please read this entire prospectus and consult with a financial adviser. If you have policy specific questions or need additional information, contact us. Also, contact us for free copies of the prospectuses for the mutual funds available under the policy.

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                    TELEPHONE: 1-877-351-8808
                          TDD:  1-800-238-3035


                    U.S. MAIL: Nationwide Life and Annuity Insurance Company
                               Corporate Insurance Markets
                               One Nationwide Plaza,  1-11-08
                               Columbus, OH43215-2220


============================== =================================================

PLEASE UNDERSTAND THAT THE POLICY TERMS WILL GOVERN THE WAY THE POLICY WORKS AND ALL RIGHTS AND OBLIGATIONS.
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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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             THIS POLICY IS NOT: FDIC INSURED; A BANK DEPOSIT; AVAILABLE IN EVERY STATE; OR INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY.
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       THIS POLICY MAY DECREASE IN VALUE TO THE POINT OF BEING VALUELESS.
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THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.
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The purpose of this policy is to provide life insurance protection for the beneficiary you name. IF YOUR PRIMARY NEED IS NOT LIFE INSURANCE PROTECTION, THEN PURCHASING THIS POLICY MAY NOT BE IN YOUR BEST INTEREST. We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs. As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

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                                TABLE OF CONTENTS
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TABLE OF CONTENTS..........................................I
IN SUMMARY: POLICY BENEFITS................................1
IN SUMMARY: POLICY RISKS...................................3
IN SUMMARY: VARIABLE UNIVERSAL LIFE INSURANCE
AND THE POLICY.............................................4
IN SUMMARY: FEE TABLES.....................................6
AVAILABLE SUB-ACCOUNTS.....................................9
THE POLICY................................................35
   Policy Owner Rights....................................35
   The Beneficiary........................................35
   To Purchase............................................36
   Coverage...............................................36
   Coverage Effective Date................................36
   To Cancel (Examination Right)..........................36
   To Change Coverage.....................................36
   Sub-Account Portfolio Transfers........................37
   Fixed Account Transfers................................38
   Modes To Make A Transfer...............................38
   To Irrevocably Transfer Cash Value Or
   Exchange The Policy....................................39
   To Terminate Or Surrender..............................40
   To Assign..............................................40
   Proceeds Upon Maturity.................................40
    Reports And Illustrations.............................41
    Errors Or Misstatements...............................41
   Incontestability.......................................41
    If We Modify The Policy...............................41
 RIDERS...................................................42
   Change Of Insured Rider................................42
   Additional (insurance) Protection Rider................42
PREMIUM...................................................42
   Initial Premium........................................42
   Subsequent Premiums....................................43
CHARGES...................................................43
   Premium Load (Charge)..................................44
   Partial Surrender Fee..................................45
   Cost Of Insurance......................................45
   Mortality And Expense Risk.............................46
   Policy Loan Interest...................................46
   Administrative.........................................46
   Additional (insurance) Protection Rider................46
   A Note on Charges......................................47
TO ALLOCATE PREMIUM AND SUB-ACCOUNT
VALUATION.................................................48
   Variable Investment Options............................48
   The Fixed Investment Option............................48
   Allocation Of Premium And Cash Value...................49
   When Sub-Account Units Are Valued......................49
   How Investment Experience Is Determined................49
   Cash Value.............................................50
   Dollar Cost Averaging..................................51
THE DEATH BENEFIT.........................................51
   Calculation Of The Death Benefit Proceeds..............51
   Death Benefit Options..................................52
   The Minimum Required Death Benefit.....................53
   Changes In The Death Benefit Option....................53
   Suicide................................................54
SURRENDERS................................................54
   Full Surrender.........................................54
   Other Amounts Paid At Surrender........................54
   Partial Surrender......................................55
   Reduction Of Specified Amount On A Partial Surrender...55
THE PAYOUT OPTIONS........................................56
   Interest Income........................................56
   Income For A Fixed Period..............................56
   Life Income With Payments Guaranteed...................57
   Fixed Income For Varying Periods.......................57
   Joint And Survivor Life................................57
   Alternate Life Income..................................57

POLICY LOANS..............................................57
   Loan Amount And Interest...............................57
   Collateral.............................................58
   Repayment..............................................58
   Net Effect Of Loans....................................58
LAPSE.....................................................58
   Grace Period...........................................58
   Reinstatement..........................................59
TAXES.....................................................59
   Types Of Taxes Of Which To Be Aware....................59
   Buying The Policy......................................60
   Investment Gain In The Policy..........................60
   Periodic Withdrawals, Non-Periodic Withdrawals
   And Loans..............................................61
   Surrender Of The Policy................................62
   Withholding............................................62
   Exchanging The Policy For Another Life Insurance
        Policy                                            63
   Taxation Of Death Benefits.............................63
   Special Considerations for Corporations................63
   Taxes And The Value Of Your Policy.....................64
   Tax Changes............................................64
NATIONWIDE LIFE AND ANNUITY INSURANCE
COMPANY...................................................65
NATIONWIDE VL SEPARATE ACCOUNT-D..........................65
   Organization, Registration And Operation...............65
   Addition, Deletion, Or Substitution Of Mutual Funds....66
   Voting Rights..........................................67
LEGAL PROCEEDINGS.........................................67
   Nationwide Life And Annuity Insurance
   Company................................................67
   Nationwide Investment Services Corporation.............70
FINANCIAL STATEMENTS......................................70
APPENDIX A: DEFINITIONS..................................A-1

                           IN SUMMARY: POLICY BENEFITS

Appendix A defines certain words and phrases we use in this prospectus.

DEATH BENEFIT

The primary benefit of your policy is life insurance coverage. While the policy is In Force, we will pay the Proceeds to your beneficiary when the Insured dies.

YOUR CHOICE OF DEATH BENEFIT OPTIONS

     |X| Option One is THE GREATER OF the Specified Amount OR the minimum required Death Benefit under federal tax law.

     |X| Option Two is THE GREATER OF the Specified Amount plus the Cash Value OR the minimum required Death Benefit under federal tax law.

     |X| Option Three is THE GREATER OF the Specified Amount plus accumulated Premium payments (less any partial surrenders) OR the minimum required Death Benefit under federal tax law.

For more information, see "Death Benefit Options," beginning on page 52.

YOUR OR YOUR BENEFICIARY'S CHOICE OF POLICY PROCEEDS

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or there are a variety of options that will pay out over time. For more information, see "The Payout Options," beginning on page 56.

COVERAGE FLEXIBILITY

Subject to conditions, you may choose to:

     |X|  Change the Death Benefit option;

     |X|  Increase or decrease the Specified Amount;

     |X|  Change your beneficiaries; and

     |X|  Change who owns the policy.

For more information, see: "Changes In The Death Benefit Option," beginning on page 53; "Reduction Of Specified Amount On A Partial Surrender," beginning on page 55; "The Beneficiary," beginning on page 35; and "Policy Owner Rights," beginning on page 35.

ACCESS TO CASH VALUE

Subject to conditions, you may choose to borrow against, or withdraw, the Cash Value of your policy:

     |X| Take a policy loan of an amount no greater than 90% of the Sub-Account portfolios PLUS 100% of the Fixed Account PLUS 100% of the loan account.

     |X|  The minimum amount is $500.

For more information, see "Loan Amount And Interest," beginning on page 57.

     |X| Take a partial surrender of no less than $500. For more information, see "Partial Surrender," beginning on page 55.

     |X| Surrender the policy at any time while the Insured is alive. The Cash Surrender Value will be the Cash Values of the Sub-Account portfolios and fixed account, less any policy loans. You may choose to receive the Cash Surrender Value in a lump sum, or you will have available the same payout options as if it constituted a Death Benefit. For more information, see "Full Surrender," beginning on page 54 and "The Payout Options" beginning on page 56.

PREMIUM FLEXIBILITY

You will not be required to make your Premium payments according to a schedule. Within limits, you may vary the frequency and amount, and you might even be able to skip needing to make a Premium payment. For more information, see "Premium," beginning on page 42.

INVESTMENT OPTIONS

You may choose to allocate your Premiums after charges to the fixed or variable investment options:

     |X| The fixed investment option will earn interest daily at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

For more information, see "The Fixed Investment Option," beginning on page 48.

     |X| The variable investment options constitute the limitedly available mutual funds, and we have divided Nationwide VL Separate Account-D into a number of Sub-Account portfolios, identified in the "Available Sub-Accounts" section, to account for your allocations. Your Investment Experience will depend on the market performance of the Sub-Account portfolios you have chosen.

We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience. For more information, see "Sub-Account Portfolio Transfers," beginning on page 37 and "Modes To Make A Transfer," beginning on page 38.

For more information, see "Available Sub-Accounts," beginning on page 9 and "Variable Investment Options," beginning on page 48.

TRANSFERS BETWEEN AND AMONG INVESTMENT OPTIONS

You may transfer between the fixed and variable investment options, subject to conditions. You may transfer among the Sub-Account portfolios of the variable investment option within limits. For more information, see "Sub-Account Portfolio Transfers," beginning on page 37. We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations. For more information, see "Dollar Cost Averaging," beginning on page 51.

TAXES

Unless you make a withdrawal, generally, you will not be taxed on any earnings. This is known as tax deferral. For more information, see "The Minimum Required Death Benefit," beginning on page 53. Also, your beneficiary generally will not have to account for the Death Benefit Proceeds as taxable income. For more information, see "Taxes," beginning on page 59.

ASSIGNMENT

You may assign the policy as collateral for a loan or another obligation while the Insured is alive. For more information, see "To Assign," beginning on page 40.

EXAMINATION RIGHT

For a limited time, you may cancel the policy, and you will receive a refund. For more information, see "To Cancel (Examination Right)," beginning on page 36.

RIDERS

You may purchase any of the available Riders. Availability will vary by state, and there may be an additional charge for the Additional (insurance) Protection Rider.

     |X|  Change Of Insured Rider (There is no charge for this Rider.)

     |X|  Additional (insurance) Protection Rider

For more information, see "Riders," beginning on page 42.

                            IN SUMMARY: POLICY RISKS

IMPROPER USE

Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. You will incur fees at the time of purchase that may than more than offset any favorable Investment Experience. As this may be particularly true early on, you should not purchase the policy if you expect that you will need to access its Cash Value in the near future.

UNFAVORABLE INVESTMENT RETURN

The variable investment options to which you have chosen to allocate Net Premium may not generate a sufficient return. There may not be a positive return, especially after the deductions for policy and Sub-Account portfolio charges. Investment Experience will impact the cash value, and poor Investment Experience (in conjunction with your flexibility to make changes to the policy and deviate from your chosen premium payment plan) could cause the Cash Value of your policy to decrease, resulting in a Lapse of insurance coverage sooner than might have been foreseen.

EFFECT OF PARTIAL SURRENDERS AND LOANS ON INVESTMENT RETURNS

Partial surrenders or policy loans may accelerate a Lapse because these amounts will no longer be available to generate any investment return. A partial surrender will reduce the amount of Cash Value allocated among the Sub-Account portfolios you have chosen, and to the fixed account, too, if there is not enough Cash Value in the Sub-Account portfolios. As collateral for a policy loan, we will transfer an equal amount of Cash Value to the policy loan account, which will also reduce the Cash Value allocated between and among your chosen investment options. Thus, the remainder of your policy's Cash Value is all that would be available to generate an investment return sufficient to cover policy and Sub-Account portfolio charges and keep the policy In Force, at least until you repay the loan or make another Premium payment. There will always be a Grace Period, and the opportunity to reinstate insurance coverage. Under certain circumstances, however, the policy could terminate without value, and insurance coverage would cease.


REDUCTION OF THE DEATH BENEFIT

A partial surrender or a policy loan could decrease the policy's Death Benefit, depending on how the Death Benefit relates to the policy's Cash Value.

ADVERSE TAX CONSEQUENCES

Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's cash value and the exclusion from taxable income of the Proceeds we pay to the policy's beneficiaries. Also, not all policies are afforded the same tax treatment. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 61. For example, distributions from the policy may be taxed differently. Special rules will apply for a policy that is considered a "modified endowment contract," including that a 10% penalty tax may be imposed on distributions, including any policy loan. In addition, there are federal estate and gift taxes, and state and local taxes, with which you should be aware. You should consult a qualified tax advisor on all tax matters involving your policy.

FIXED ACCOUNT TRANSFER RESTRICTIONS AND LIMITATIONS

You may transfer Cash Value to or from the fixed account so long as you make the request after the first year from the Policy Date. Then, we will honor a transfer request from the fixed account that is made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request. We may also limit what percentage of Cash Value you will be permitted to transfer to or from the fixed account.

SUB-ACCOUNT PORTFOLIO INVESTMENT RISK

Frequent trading among the Sub-Accounts may dilute the value of your Sub-Account units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue its stated investment objective. This disruption to the Sub-Account may result in lower Investment Experience and Cash Value. We have instituted procedures to minimize disruptive transfers. For more information, see " Sub-Account Portfolio Transfers," beginning on page 37 and "Modes To Make A Transfer," beginning on page 38. While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account portfolio may be found in that mutual fund's prospectus. You should read the mutual fund's prospectus carefully before investing.

          IN SUMMARY: VARIABLE UNIVERSAL LIFE INSURANCE AND THE POLICY

VARIABLE UNIVERSAL LIFE INSURANCE, IN GENERAL, MAY BE IMPORTANT TO YOU IN TWO WAYS.

     |X|  It will provide economic protection to a beneficiary.

     |X|  It may build Cash Value.

          Why would you want to purchase this type of life insurance? How will you allocate the Net Premium among the variable investment options and the fixed investment options? Your reasons and decisions will affect the insurance and Cash Value aspects.

While variable universal life insurance is designed primarily to provide life insurance protection, the Cash Value of a policy will be important to you in that it may impair (with poor investment results) or enhance (with favorable investment results) your ability to pay the costs of keeping the insurance In Force.

Apart from the life insurance protection features, you will have an interest in maximizing the value of the policy as a financial asset.

IT IS SIMILAR TO, BUT ALSO DIFFERENT FROM, UNIVERSAL LIFE INSURANCE.

     |X|  You will pay Premiums for life insurance coverage on the Insured.

     |X| The policy will provide for the accumulation of a Cash Surrender Value if you were to surrender it at any time while the Insured is alive.

     |X| The Cash Surrender Value could be substantially lower than the Premiums you have paid.

          What makes the policy different from universal life insurance is your opportunity to allocate Premiums after charges to the Sub-Account portfolios you have chosen. Also, this policy's cash value will vary depending on the market performance of the Sub-Account portfolios, and you will bear this risk.

FROM THE TIME WE ISSUE THE POLICY THROUGH THE INSURED'S DEATH, HERE IS A BASIC OVERVIEW. ( PLEASE READ THE REMAINDER OF THIS PROSPECTUS FOR THE DETAILS.)

     |X|  At issue, the policy will require a minimum initial Premium payment.

          Among other considerations, this amount will be based on: the Insured's age; the underwriting class; any substandard ratings; the Specified Amount; and the choice of a Rider.

     |X| At the time of a Premium payment, we will deduct some charges. We call these charges transaction fees.

     |X| You will then be able to allocate the Premium net of transaction fees, or Net Premium, between and among a fixed and the variable investment options.

     |X| From the policy's Cash Value, on a periodic basis, we will deduct other charges to help cover the mortality risks we assumed, and the sales and administrative costs. We call these charges periodic charges other than Sub-Account portfolio operating expenses.

     |X|  You may be able to vary the timing and amount of Premium payments.

          So long as there is enough Cash Surrender Value to cover the policy's periodic charges as they come due, the policy will remain In Force.

     |X| After the first policy year, you may request to increase or decrease the policy's Specified Amount.

          This flexibility will allow you to adjust the policy to meet your changing needs and circumstances, subject to: additional underwriting (for us to evaluate an increase of risk); confirmation that the policy's tax status is not jeopardized; and confirmation that the minimum and maximum insurance amounts remain met.

     |X| The policy will pay a Death Benefit to the beneficiary. You have a choice of one of three options.

          As your insurance needs change, you may be able to change Death Benefit options, rather than buying a new policy, or terminating this policy.

     |X| Prior to the Insured's death, you may withdraw all, or a portion (after the first policy year), of the policy's Cash Surrender Value. Or you may borrow against the Cash Surrender Value.

          Withdrawals and loans are subject to restrictions, may reduce the Death Benefit and increase the likelihood of the policy lapsing. There also could be adverse tax consequences.

                             IN SUMMARY: FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FOR MORE INFORMATION, SEE "CHARGES," BEGINNING ON PAGE 43.

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                            TRANSACTION FEES (CHARGE)

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               CHARGE                   WHEN CHARGE IS DEDUCTED                                 AMOUNT
                                                                                 (DEDUCTED FROM EACH PREMIUM PAYMENT)
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            PREMIUM LOAD                 Upon Making A Premium                         Maximum Guaranteed Charge
         (Charge) (1), (2)                      Payment                                9.00% Of Premium Payments
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      PARTIAL SURRENDER FEE(3)           Upon Partial Surrender                        Maximum Guaranteed Charge
                                                                                                  $25
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                                                                                            Current Charge
                                                                                                   0
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(1) We deduct one charge upon purchase composed of a charge intended to partially recoup costs associated with the sale of the policy as well as Premium taxes. The actual amount a taxing authority assesses may not equal the Premium taxes charged. We may profit from this charge.

(2) The maximum guaranteed charge is reduced to 5.5% of Premium payment starting with the seventh year from the Policy Date. Currently, the charges for policies vary according to the time of purchase, the amount of the Additional Protection Rider, and amount of annual Premium. For more information, see "Premium Load (Charge)" beginning on page 44.

(3) The charge is the lesser of $25 or 2% of the dollar amount of a partial surrender amount.

     THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY
     PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING
     SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES.

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      PERIODIC CHARGES OTHER THAN SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES
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               Charge                   When Charge Is Deducted                                 Amount
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     COST OF INSURANCE(4), (5)                  Monthly                   Minimum              Maximum          Representative (6)
  Representative - For An Issue Age
   40, Non-tobacco, in the tenth
      policy year, issued on a
 short-form, non-medical basis and
      Death Benefit Option One
------------------------------------- ----------------------------- -------------------- -------------------- ----------------------
                                                                      $0.03 per month      $83.33 per month      $0.31 per month
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                                                                                  Per $1,000 Of Net Amount at Risk -
                                                                    Proportionately From Your Chosen Variable And Fixed Investment
                                                                                                Options
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           MORTALITY AND                 Daily Based on Annual            Maximum Guaranteed                   Currently
          EXPENSE RISK(7)                     Percentages
------------------------------------- ----------------------------- -------------------------------- -------------------------------
                                                                          0.75% of Cash Value             0.40% of Cash Value
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                                                                     Proportionately From Your Chosen Variable Investment Options
------------------------------------- ----------------------------- ----------------------------------------------------------------

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      POLICY LOAN INTEREST (8)          Annually (Accrues Daily)                          Maximum Guaranteed

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                                                                                   3.75% Of The Policy Loan Balance
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                                                                                             Current Rates
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                                                                                   3.70% Of The Policy Loan Balance
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                                                                                   On Balance of Policy Indebtedness
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           ADMINISTRATIVE                       Monthly                   Maximum Guaranteed                   Currently
------------------------------------- ----------------------------- ------------------------------- --------------------------------
                                                                            $10 per month                    $5 per month
------------------------------------- ----------------------------- ------------------------------- --------------------------------
                                                                    Proportionately From Your Chosen Variable And Fixed Investment
                                                                                                Options
------------------------------------- ----------------------------- ----------------------------------------------------------------
 ADDITIONAL (INSURANCE) PROTECTION              Monthly                   Minimum               Maximum         Representative(12)
       RIDER (9), (10), (11)
 Representative - For An Issue Age
40 Non-tobacco, in the tenth policy
   year, issued on a short-form,
         non-medical basis.
------------------------------------- ----------------------------- --------------------- -------------------- ---------------------
                                                                      $0.01 per month      $83.33 per month      $0.22 per month
------------------------------------- ----------------------------- --------------------- -------------------- ---------------------
                                                                                  Per $1,000 Of Additional Protection
                                                                          Proportionately From Your Chosen Variable And Fixed
                                                                                          Investment Options
------------------------------------- ----------------------------- ----------------------------------------------------------------

(4) The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount.

(5) The cost of insurance rate will increase over time, so ask for a policy illustration, or see the Policy Data Page, for more information on your cost.

(6)  This amount may not be representative of your cost.

(7) Currently, during the first through fourth years from the Policy Date, this charge is 0.40% of Cash Value and during the fifth through twentieth years from the Policy Date, it is 0.25% of Cash Value. Thereafter, this charge currently is 0.10% of Cash Value.

(8) We charge interest on the amount of an outstanding policy loan, at the rate of no more than 3.75% per annum, which accrues daily and becomes due and payable at the end of the year from the Policy Date or at the time you take an additional loan. Currently, for policies issued on or after September 9, 2002, we expect to charge an effective annual interest rate of 3.70% on the outstanding balance of your policy loan for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter. Currently, for policies issued prior to September 9, 2002, we expect to charge an effective annual interest rate of 3.40% on the outstanding balance of your policy loan for the first four policy years, 3.25% for policy years 5 through 20, and 3.10% thereafter. If left unpaid, we will add it to the loan account. As collateral or security for repayment, we transfer an equal amount of Cash Value to the policy loan account, on which interest accrues and is credited daily. The minimum guaranteed interest crediting rate is stated on your Policy Data Page. The effect of the crediting will be a net cost of a policy loan that is less than the loan amount interest charge. For more information, see "Policy Loans," beginning on page 57.

(9) The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount.

(10) Ask for a policy illustration, or see the Policy Data Page, for more information your cost.

(11) The continuation of the rider is contingent on the policy being In Force.

(12) This amount may not be representative of your cost.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE SUB-ACCOUNT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH SUB-ACCOUNT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE MUTUAL FUND THAT CORRESPONDS TO THE EACH SUB-ACCOUNT PORTFOLIO. PLEASE CONTACT US, AT THE TELEPHONE NUMBERS OR ADDRESS ON THE COVER PAGE OF THIS PROSPECTUS, FOR FREE COPIES OF THE PROSPECTUSES FOR THE MUTUAL FUNDS AVAILABLE UNDER THE POLICY.

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             TOTAL ANNUAL SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES

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======================================================================================== ===================== ===================

                 TOTAL ANNUAL SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES                         MAXIMUM              MINIMUM

---------------------------------------------------------------------------------------- --------------------- -------------------

     (expenses that are deducted from the Sub-Account portfolio assets, including               2.57%                0.10%
            management fees, distribution (12b-1) fees, and other expenses)

---------------------------------------------------------------------------------------- --------------------- -------------------

The following section lists the available Sub-Accounts and identifies their expenses, investment types, and advisers.

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                             AVAILABLE SUB-ACCOUNTS
  ------------------------------------------------------------------------------

  We identify Sub-Accounts by the name of the underlying mutual funds. The sub-account portfolio operating expenses shown are deducted by the underlying mutual fund before it provides us with daily net asset value. We then deduct applicable charges from the net asset value in calculating the unit value of the corresponding sub-account. The underlying mutual funds provided us with the expense information. We have not independently verified it. Expenses of the underlying mutual funds are subject to change. The current management fees and other expenses, including any fee waivers and expense reimbursements, are more fully described in the prospectus for each underlying mutual fund.

                 ANNUAL EXPENSES OF THE UNDERLYING MUTUAL FUNDS
                       HELD BY THE SUB-ACCOUNT PORTFOLIOS
             (as a percentage of underlying mutual fund net assets)

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                   FUND                       MANAGEMENT       OTHER           12B-1           TOTAL
                                                 FEES         EXPENSES         FEES          UNDERLYING
                                                                                            MUTUAL FUND
                                                                                          EXPENSES BEFORE
                                                                                           ANY FEE WAIVER
                                                                                             OR EXPENSE
                                                                                           REIMBURSEMENT
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AIM Variable Insurance Funds - AIM V.I.          0.72%          0.30%          0.00%            1.02%
Basic Value Fund: Series I Shares

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AIM Variable Insurance Funds - AIM V.I.          0.75%          0.35%          0.00%            1.10%
Capital Development Fund: Series I Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds - AIM V.I.          0.75%          0.46%          0.00%            1.21%
Core Stock Fund: Series I Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds - AIM V.I.          0.75%          0.39%          0.00%            1.14%
Dynamics Fund: Series I Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds - AIM V.I.          0.63%          0.28%          0.00%            0.91%
Growth Fund: Series I Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds - AIM V.I.          0.75%          0.36%          0.00%            1.11%
Health Sciences Fund: Series I Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds - AIM V.I.          0.62%          0.42%          0.00%            1.04%
High Yield Fund: Series I Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds - AIM V.I.          0.73%          0.31%          0.00%            1.04%
Mid Cap Core Equity Fund: Series I Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

AIM Variable Investment Funds - AIM V.I.         0.90%          0.52%          0.00%            1.42%
Real Estate Fund: Series I Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds - AIM V.I.          0.75%          0.61%          0.00%            1.36%
Small Company Growth Fund: Series I Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds - AIM V.I.          0.75%          0.40%          0.00%            1.15%
Technology Fund: Series I Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds - AIM V.I.          0.75%          1.08%          0.00%            1.83%
Total Return Fund: Series I Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds - AIM V.I.          0.60%          0.41%          0.00%            1.01%
Utilities Fund: Series I Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

AllianceBernstein Variable Products Series       0.47%          0.25%          0.28%            1.00%
Fund, Inc. - AllianceBernstein Growth and
Income Portfolio: Class A

-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------

                   FUND                       MANAGEMENT       OTHER           12B-1           TOTAL
                                                 FEES         EXPENSES         FEES          UNDERLYING
                                                                                            MUTUAL FUND
                                                                                          EXPENSES BEFORE
                                                                                           ANY FEE WAIVER
                                                                                             OR EXPENSE
                                                                                           REIMBURSEMENT

-----------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.       0.90%          0.00%          0.00%            0.90%
- American Century VP Balanced Fund:

Class I
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.       1.00%          0.00%          0.00%            1.00%
- American Century VP Capital Appreciation

Fund: Class I
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.       1.00%          0.00%          0.00%            1.00%
- American Century VP Growth Fund: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.       0.70%          0.00%          0.00%            0.70%
- American Century VP Income & Growth

Fund: Class I
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.       1.27%          0.00%          0.00%            1.27%
- American Century VP International Fund:

Class I
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.       1.00%          0.00%          0.00%            1.00%
- American Century VP Ultra Fund: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.       0.93%          0.00%          0.00%            0.93%
- American Century VP Value Fund: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.       1.00%          0.00%          0.00%            1.00%
- American Century VP Vista Fund: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Baron Capital Funds Trust - Baron Capital        1.00%          0.11%          0.25%            1.36%
Asset Fund: Insurance Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Calvert Variable Series, Inc. - CVS Social       0.70%          0.65%          0.00%            1.35%
Equity Portfolio

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund,        0.75%          0.07%          0.00%            0.82%
Inc.: Initial Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund, Inc.: Initial          0.25%          0.01%          0.00%            0.26%
Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Dreyfus Investment Portfolios - MidCap           0.75%          0.03%          0.00%            0.78%
Stock Portfolio: Initial Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Dreyfus Investment Portfolios - Small Cap        0.35%          0.00%          0.25%            0.60%
Stock Index Portfolio: Service Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund -               0.75%          0.04%          0.00%            0.79%
Appreciation Portfolio: Initial Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund -               0.75%          0.10%          0.00%            0.85%
Disciplined Stock Portfolio: Initial Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund -               1.00%          0.25%          0.00%            1.25%
International Value Portfolio: Initial
Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund - Limited       0.65%          0.24%          0.00%            0.89%
Term High Yield Portfolio: Initial Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund - Quality       0.65%          0.09%          0.00%            0.74%
Bond Portfolio: Initial Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund - Small         0.75%          0.20%          0.00%            0.95%
Company Stock Portfolio: Initial Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Federated Insurance Series - Federated           0.60%          0.37%          0.25%            1.22%
Quality Bond Fund II: Primary Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund        0.47%          0.11%          0.10%            0.68%
- VIP Equity-Income Portfolio: Service
Class

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund        0.58%          0.10%          0.10%            0.78%
- VIP Growth Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------

                   FUND                       MANAGEMENT       OTHER           12B-1           TOTAL
                                                 FEES         EXPENSES         FEES          UNDERLYING
                                                                                            MUTUAL FUND
                                                                                          EXPENSES BEFORE
                                                                                           ANY FEE WAIVER
                                                                                             OR EXPENSE
                                                                                           REIMBURSEMENT

-----------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund        0.58%          0.13%          0.10%            0.81%
- VIP High Income Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund        0.72%          0.19%          0.10%            1.01%
- VIP Overseas Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund        0.57%          1.41%          0.10%            2.08%
- VIP Value Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund        0.53%          0.13%          0.10%            0.76%
II - VIP Asset Manager Portfolio: Service
Class

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund        0.57%          0.11%          0.10%            0.78%
II - VIP Contrafund(R) Portfolio: Service
Class

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund        0.10%          0.00%          0.00%            0.10%
II - VIP Index 500 Portfolio: Initial Class

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund        0.43%          0.13%          0.10%            0.66%
II - VIP Investment Grade Bond Portfolio:
Service Class

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund        0.62%          0.76%          0.25%            1.63%
III - VIP Aggressive Growth Portfolio:
Service Class

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund        0.42%          0.15%          0.10%            0.67%
III - VIP Balanced Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund        0.58%          0.34%          0.10%            1.02%
III - VIP Dynamic Capital Appreciation
Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund        0.47%          0.13%          0.10%            0.70%
III - VIP Growth & Income Portfolio:
Service Class

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund        0.58%          0.14%          0.10%            0.82%
III - VIP Growth Opportunities Portfolio:
Service Class

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund        0.57%          0.14%          0.10%            0.81%
III - VIP Mid Cap Portfolio: Service Class

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund        0.57%          0.14%          0.10%            0.81%
III - VIP Value Strategies Portfolio:
Service Class

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance            0.69%          0.22%          0.25%            1.16%
Products Trust - Templeton Foreign

Securities Fund: Class 2
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -              0.30%          0.27%          0.00%            0.57%
Dreyfus GVIT Mid Cap Index Fund: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -              0.70%          0.24%          0.00%            0.94%
Federated GVIT High Income Bond Fund:

Class I
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -              1.15%          0.25%          0.00%            1.40%
Gartmore GVIT Emerging Markets Fund: Class

I
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -              1.00%          0.27%          0.00%            1.27%
Gartmore GVIT Global Financial Services

Fund: Class I
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------

                   FUND                       MANAGEMENT       OTHER           12B-1           TOTAL
                                                 FEES         EXPENSES         FEES          UNDERLYING
                                                                                            MUTUAL FUND
                                                                                          EXPENSES BEFORE
                                                                                           ANY FEE WAIVER
                                                                                             OR EXPENSE
                                                                                           REIMBURSEMENT

-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -              1.00%          0.26%          0.00%            1.26%
Gartmore GVIT Global Health Sciences Fund:

Class I
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -              0.98%          0.30%          0.00%            1.28%
Gartmore GVIT Global Technology and

Communications Fund: Class I
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -              0.80%          0.28%          0.00%            1.08%
Gartmore GVIT Global Utilities Fund:

Class I
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -              0.49%          0.24%          0.00%            0.73%
Gartmore GVIT Government Bond Fund: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -              0.60%          0.25%          0.00%            0.85%
Gartmore GVIT Growth Fund: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -              1.00%          0.33%          0.00%            1.33%
Gartmore GVIT International Growth Fund:

Class I
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -              0.13%          0.18%          0.25%            0.56%
Gartmore GVIT Investor Destinations
Conservative Fund: Class II*

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -              0.13%          0.18%          0.25%            0.56%
Gartmore GVIT Investor Destinations
Moderately Conservative Fund: Class II*

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -              0.13%          0.18%          0.25%            0.56%
Gartmore GVIT Investor Destinations
Moderate Fund: Class II*

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -              0.13%          0.18%          0.25%            0.56%
Gartmore GVIT Investor Destinations
Moderately Aggressive Fund: Class II*

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -              0.13%          0.18%          0.25%            0.56%
Gartmore GVIT Investor Destinations
Aggressive Fund: Class II*

-----------------------------------------------------------------------------------------------------------


   *The Gartmore Variable Insurance Trust - GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expense of the GVIT Investor Destinations Funds, a contract owner will be indirectly paying a proportionate share of the applicable fees and expenses of the underlying fund expenses. These expenses are not included in the expenses shown above. They are as follows:

Gartmore GVIT Investor Destinations Conservative Fund: Class II            0.33%
Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II 0.31%
Gartmore GVIT Investor Destinations Moderate Fund: Class II                0.30%
Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II   0.31%
Gartmore GVIT Investor Destinations Aggressive Fund: Class II              0.30%

-----------------------------------------------------------------------------------------------------------

                   FUND                       MANAGEMENT       OTHER           12B-1           TOTAL
                                                 FEES         EXPENSES         FEES          UNDERLYING
                                                                                            MUTUAL FUND
                                                                                          EXPENSES BEFORE
                                                                                           ANY FEE WAIVER
                                                                                             OR EXPENSE
                                                                                           REIMBURSEMENT

-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -              0.75%          0.23%          0.00%            0.98%
Gartmore GVIT Mid Cap Growth Fund - Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -              0.37%          0.25%          0.00%            0.62%
Gartmore GVIT Money Market Fund: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -              0.37%          0.18%          0.00%            0.55%
Gartmore GVIT Money Market Fund:

Class V
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -              0.59%          0.24%          0.00%            0.83%
Gartmore GVIT Nationwide(R) Fund: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust -              1.00%          0.25%          0.00%            1.25%
Gartmore GVIT Worldwide Leaders Fund:

Class I
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT         0.95%          0.26%          0.00%            1.21%
Small Cap Growth Fund: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT         0.87%          0.24%          0.00%            1.11%
Small Cap Value Fund: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT         0.93%          0.26%          0.00%            1.19%
Small Company Fund: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - J.P.         0.73%          0.25%          0.00%            0.98%
Morgan GVIT Balanced Fund: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Van          0.75%          0.19%          0.00%            0.94%
Kampen GVIT Comstock Value Fund:

Class I
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Van          0.75%          0.26%          0.00%            1.01%
Kampen GVIT Multi Sector Bond Fund: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust -         0.75%          0.14%          0.00%            0.89%
Goldman Sachs VIT Capital Growth Fund

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust -         0.75%          0.22%          0.00%            0.97%
Goldman Sachs VIT CORE Small Cap Equity
Fund

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust -         0.65%          0.08%          0.00%            0.73%
Goldman Sachs VIT CORE U.S. Equity Fund

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust -         0.75%          0.11%          0.00%            0.86%
Goldman Sachs VIT Growth and Income Fund

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust -         1.00%          0.35%          0.00%            1.35%
Goldman Sachs VIT International Equity Fund

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust -         0.80%          0.08%          0.00%            0.88%
Goldman Sachs VIT Mid Cap Value Fund

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Greenwich Street Series Fund - Salomon           0.87%          0.17%          0.00%            1.04%
Brothers Variable Aggressive Growth Fund:

Class I
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Huntington VA Funds - VA Dividend Capture        0.60%          0.35%          0.00%            0.95%
Fund

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Huntington VA Funds - VA Growth Fund             0.60%          0.35%          0.00%            0.95%

-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------

                   FUND                       MANAGEMENT       OTHER           12B-1           TOTAL
                                                 FEES         EXPENSES         FEES          UNDERLYING
                                                                                            MUTUAL FUND
                                                                                          EXPENSES BEFORE
                                                                                           ANY FEE WAIVER
                                                                                             OR EXPENSE
                                                                                           REIMBURSEMENT

-----------------------------------------------------------------------------------------------------------

Huntington VA Funds - VA Income Equity Fund      0.60%          0.33%          0.00%            0.93%

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Huntington VA Funds - VA Mid Corp America        0.60%          0.35%          0.00%            0.95%
Fund

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Huntington VA Funds - VA New Economy Fund        0.60%          0.38%          0.00%            0.98%

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

JPMorgan Investment Trust - JPMorgan             0.70%          0.18%          0.00%            0.88%
Investment Trust Balanced Portfolio

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

JPMorgan Investment Trust - JPMorgan             0.60%          0.19%          0.00%            0.79%
Investment Trust Bond Portfolio

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

JPMorgan Investment Trust - JPMorgan             0.74%          0.18%          0.00%            0.92%
Investment Trust Diversified Equity
Portfolio

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

JPMorgan Investment Trust - JPMorgan             0.74%          0.20%          0.00%            0.94%
Investment Trust Diversified Mid Cap
Portfolio

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

JPMorgan Investment Trust - JPMorgan             0.30%          0.20%          0.00%            0.50%
Investment Trust Equity Index Portfolio

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

JPMorgan Investment Trust - JPMorgan             0.45%          0.18%          0.00%            0.63%
Investment Trust Government Bond Portfolio

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

JPMorgan Investment Trust - JPMorgan             0.65%          0.18%          0.00%            0.83%
Investment Trust Large Cap Growth
Portfolio

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

JPMorgan Investment Trust - JPMorgan             0.65%          0.21%          0.00%            0.86%
Investment Trust Mid Cap Growth Portfolio

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

JPMorgan Investment Trust - JPMorgan             0.74%          0.19%          0.00%            0.93%
Investment Trust Mid Cap Value Portfolio

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II - J.P. Morgan        0.30%          0.45%          0.00%            0.75%
Bond Portfolio

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II - J.P. Morgan        0.60%          0.96%          0.00%            1.56%
International Equity Portfolio

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II - J.P. Morgan        0.70%          0.88%          0.00%            1.58%
Mid Cap Value Portfolio

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II - J.P. Morgan        0.60%          0.55%          0.00%            1.15%
Small Company Portfolio

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

J.P. Morgan Series Trust II - J.P. Morgan        0.35%          0.50%          0.00%            0.85%
U.S. Large Cap Core Equity Portfolio

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Janus Aspen Series - Balanced Portfolio:         0.55%          0.01%          0.25%            0.81%
Service Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Janus Aspen Series - Forty Portfolio:            0.64%          0.02%          0.25%            0.91%
Service Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Janus Aspen Series - Global Technology           0.64%          0.07%          0.25%            0.96%
Portfolio: Service Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Janus Aspen Series - International Growth        0.64%          0.04%          0.25%            0.93%
Portfolio: Service Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

MFS(R) Variable Insurance Trust - MFS              0.75%          0.11%          0.00%            0.86%
Investors Growth Stock Series: Initial
Class

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

MFS(R) Variable Insurance Trust - MFS Mid          0.75%          0.12%          0.00%            0.87%
Cap Growth Series: Initial Class

-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------

                   FUND                       MANAGEMENT       OTHER           12B-1           TOTAL
                                                 FEES         EXPENSES         FEES          UNDERLYING
                                                                                            MUTUAL FUND
                                                                                          EXPENSES BEFORE
                                                                                           ANY FEE WAIVER
                                                                                             OR EXPENSE
                                                                                           REIMBURSEMENT

-----------------------------------------------------------------------------------------------------------

MFS(R) Variable Insurance Trust - MFS              0.75%          0.14%          0.00%            0.89%
Utility Series: Initial Class

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

MFS(R) Variable Insurance Trust - MFS Value        0.75%          0.18%          0.00%            0.93%
Series: Initial Class

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Merrill Lynch Variable Series Fund, Inc. -       0.75%          0.08%          0.15%            0.98%
Value Opportunities V.I. Fund Class II

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Nations Separate Account Trust - Nations         0.74%          0.37%          0.25%            1.36%
Marsico Growth Portfolio

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust       1.15%          1.17%          0.25%            2.57%
- AMT Fasciano Portfolio: Class S

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust       0.85%          0.13%          0.00%            0.98%
- AMT Guardian Portfolio: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust       0.84%          0.08%          0.00%            0.92%
- AMT Mid-Cap Growth Portfolio: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust       0.83%          0.08%          0.00%            0.91%
- AMT Partners Portfolio

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds -             0.67%          0.02%          0.00%            0.69%
Oppenheimer Aggressive Growth Fund/VA:
Non-Service Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds -             0.64%          0.02%          0.00%            0.66%
Oppenheimer Capital Appreciation Fund/VA:
Non-Service Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds -             0.63%          0.03%          0.00%            0.66%
Oppenheimer Global Securities Fund/VA:
Non-Service Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds -             0.66%          0.01%          0.00%            0.67%
Oppenheimer Main Street(R) Fund/VA:
Non-Service Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust -High Yield       0.25%          0.35%          0.00%            0.60%
Portfolio: Administrative Class

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust -Low              0.25%          0.25%          0.00%            0.50%
Duration Portfolio: Administrative Class

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust -Real             0.25%          0.25%          0.00%            0.50%
Return Portfolio: Administrative Class

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust -Total            0.25%          0.25%          0.00%            0.50%
Return Portfolio: Administrative Class

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Pioneer Variable Contracts Trust - Pioneer       0.65%          0.13%          0.00%            0.78%
High Yield VCT Portfolio: Class I Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Putnam Variable Trust - Putnam VT                0.75%          0.19%          0.25%            1.19%
International Equity Fund: Class IB

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Royce Capital Fund - Royce Micro-Cap             1.25%          0.09%          0.00%            1.34%
Portfolio

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Royce Capital Fund - Royce Small-Cap             1.00%          0.14%          0.00%            1.14%
Portfolio

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Salomon Brothers Variable Series Funds           0.81%          0.08%          0.00%            0.89%
Inc. - All Cap Fund: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Salomon Brothers Variable Series Funds           0.75%          0.39%          0.00%            1.14%
Inc. - High Yield Bond Fund: Class I

-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------

                   FUND                       MANAGEMENT       OTHER           12B-1           TOTAL
                                                 FEES         EXPENSES         FEES          UNDERLYING
                                                                                            MUTUAL FUND
                                                                                          EXPENSES BEFORE
                                                                                           ANY FEE WAIVER
                                                                                             OR EXPENSE
                                                                                           REIMBURSEMENT

-----------------------------------------------------------------------------------------------------------

Salomon Brothers Variable Series Funds           0.68%          0.09%          0.00%            0.77%
Inc. - Investors Fund: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Salomon Brothers Variable Series Funds           0.75%          0.23%          0.00%            0.98%
Inc. - Strategic Bond Fund: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Salomon Brothers Variable Series Funds           0.78%          0.18%          0.00%            0.96%
Inc. - Total Return Fund: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Scudder VIT - EAFE Equity Index Fund:            0.45%          0.37%          0.00%            0.82%
Class A

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Scudder VIT - Equity 500 Index Fund:             0.20%          0.09%          0.00%            0.29%
Class A

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Scudder VIT - Small Cap Index Fund:              0.35%          0.13%          0.00%            0.48%
Class A

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Scudder Variable Series I - Capital Growth       0.47%          0.16%          0.25%            0.88%
Portfolio: Class B

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Scudder Variable Series I - Health               0.75%          0.26%          0.25%            1.26%
Sciences Portfolio: Class B

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Scudder Variable Series II - Dreman              0.75%          0.25%          0.22%            1.22%
Financial Services Portfolio: Class B

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Scudder Variable Series II - Dreman High         0.73%          0.25%          0.18%            1.16%
Return Equity Portfolio: Class B

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Scudder Variable Series II - Dreman Small        0.75%          0.25%          0.16%            1.16%
Cap Value Portfolio: Class B

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Scudder Variable Series II - Fixed Income        0.60%          0.25%          0.18%            1.03%
Portfolio: Class B

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Scudder Variable Series II - Global Blue         1.00%          0.25%          0.59%            1.84%
Chip Portfolio: Class B

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Scudder Variable Series II - High Income         0.60%          0.25%          0.21%            1.06%
Portfolio: Class B

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Scudder Variable Series II - Large Cap           0.75%          0.25%          0.18%            1.18%
Value Portfolio: Class B

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Scudder Variable Series II - Small Cap           0.65%          0.25%          0.20%            1.10%
Growth Portfolio: Class B

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Scudder Variable Series II - Technology          0.75%          0.25%          0.22%            1.22%
Growth Portfolio: Class B

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Scudder Variable Series II - Total Return        0.55%          0.25%          0.17%            0.97%
Portfolio: Class B

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

T. Rowe Price Equity Series, Inc. - T.           0.85%          0.00%          0.25%            1.10%
Rowe Price Equity Income Portfolio: Class

II
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

T. Rowe Price Equity Series, Inc. - T.           0.85%          0.00%          0.25%            1.10%
Rowe Price Mid-Cap Growth Portfolio: Class
II

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. -        0.38%          0.32%          0.00%            0.70%
Core Plus Fixed Income Portfolio: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. -        0.75%          0.35%          0.00%            1.10%
Emerging Markets Debt Portfolio: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. -        1.25%          0.46%          0.00%            1.71%
Emerging Markets Equity Portfolio: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. -        0.50%          0.34%          0.00%            0.84%
Equity Growth Portfolio: Class I

-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------

                   FUND                       MANAGEMENT       OTHER           12B-1           TOTAL
                                                 FEES         EXPENSES         FEES          UNDERLYING
                                                                                            MUTUAL FUND
                                                                                          EXPENSES BEFORE
                                                                                           ANY FEE WAIVER
                                                                                             OR EXPENSE
                                                                                           REIMBURSEMENT

-----------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. -        0.67%          0.37%          0.00%            1.04%
Global Value Equity Portfolio: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. -        0.45%          0.40%          0.00%            0.85%
High Yield Portfolio: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. -        0.80%          0.45%          0.00%            1.25%
International Magnum Portfolio: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. -        0.75%          0.38%          0.00%            1.13%
Mid Cap Growth Portfolio: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. -        0.72%          0.30%          0.00%            1.02%
U. S. Mid Cap Value Portfolio: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. -        0.80%          0.49%          0.00%            1.29%
Technology Portfolio: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. -        0.76%          0.26%          0.00%            1.02%
U.S. Real Estate Portfolio: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. -        0.55%          0.40%          0.00%            0.95%
Value Portfolio: Class I

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Van Kampen Life Investment Trust -               0.57%          0.04%          0.25%            0.86%
Comstock Portfolio: Class II Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Van Kampen Life Investment Trust -               0.70%          0.07%          0.25%            1.02%
Emerging Growth Portfolio: Class II Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Van Kampen Life Investment Trust -               0.50%          0.13%          0.25%            0.88%
Enterprise Portfolio: Class II Shares

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small Cap Growth        0.85%          0.07%          0.25%            1.17%
Portfolio

-----------------------------------------------------------------------------------------------------------

The Sub-Accounts available through this policy, their advisers, and their investment objectives are:


AIM VARIABLE INSURANCE FUNDS - AIM V.I. BASIC VALUE FUND: SERIES I SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES I SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AIM VARIABLE INSURANCE FUNDS - AIM V.I. CORE STOCK FUND: SERIES I SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


AIM VARIABLE INSURANCE FUNDS - AIM V.I. DYNAMICS FUND: SERIES I SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth

------------------------------------------------ -----------------------------------------------------------------------------------


AIM VARIABLE INSURANCE FUNDS - AIM V.I. GROWTH FUND: SERIES I SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


AIM VARIABLE INSURANCE FUNDS - AIM V.I. HEALTH SCIENCES FUND: SERIES I SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. HIGH YIELD FUND: SERIES I SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


AIM VARIABLE INSURANCE FUNDS - AIM V.I. MID CAP CORE EQUITY FUND: SERIES I SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. REAL ESTATE FUND: SERIES I SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------


AIM VARIABLE INSURANCE FUNDS - AIM V.I. SMALL COMPANY GROWTH FUND: SERIES I SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AIM VARIABLE INSURANCE FUNDS - AIM V.I. TECHNOLOGY FUND: SERIES I SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


AIM VARIABLE INSURANCE FUNDS - AIM V.I. TOTAL RETURN FUND: SERIES I SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     INVESCO Institutional (N.A.), Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return through capital appreciation and current income.

------------------------------------------------ -----------------------------------------------------------------------------------


AIM VARIABLE INSURANCE FUNDS - AIM V.I. UTILITIES FUND: SERIES I SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     INVESCO Institutional (N.A.), Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation and income.

------------------------------------------------ -----------------------------------------------------------------------------------


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO: CLASS A

------------------------------------------------ ------------------------------------------------------------------------------

Investment Adviser:                              Alliance Capital Management, L.P.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.

------------------------------------------------ ------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP BALANCED FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth and current income.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP CAPITAL APPRECIATION FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP GROWTH FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VISTA FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


BARON CAPITAL FUNDS TRUST - BARON CAPITAL ASSET FUND: INSURANCE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              BAMCO, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


CALVERT VARIABLE SERIES, INC. - CVS SOCIAL EQUITY PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Calvert Asset Management Company, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth with current income as a secondary goal.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS INVESTMENT PORTFOLIOS - MIDCAP STOCK PORTFOLIO: INITIAL SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Results that exceed total return performance of S&P 400.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            To match performance of the S&P SmallCap 600 Index(R).

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS VARIABLE INVESTMENT FUND - DISCIPLINED STOCK PORTFOLIO: INITIAL SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment return greater than S&P 500.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS VARIABLE INVESTMENT FUND - INTERNATIONAL VALUE PORTFOLIO: INITIAL SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS VARIABLE INVESTMENT FUND - LIMITED TERM HIGH YIELD PORTFOLIO: INITIAL SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Maximum total return.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS VARIABLE INVESTMENT FUND - QUALITY BOND PORTFOLIO: INITIAL SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Maximum total return.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS VARIABLE INVESTMENT FUND - SMALL COMPANY STOCK PORTFOLIO: INITIAL SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment returns that are greater than the total return performance of the
                                                 Russell 2500 Stock Index.

------------------------------------------------ -----------------------------------------------------------------------------------


FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Federated Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Current income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Reasonable income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management and Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP VALUE PORTFOLIO: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP ASSET MANAGER PORTFOLIO: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP CONTRAFUND(R) PORTFOLIO: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP INDEX 500 PORTFOLIO: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Geode Capital Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Total return.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP AGGRESSIVE GROWTH PORTFOLIO: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP BALANCED PORTFOLIO: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Income and capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP GROWTH & INCOME PORTFOLIO: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
This sub-account is only available in policies issued before May 1, 2002

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP MID CAP PORTFOLIO: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP VALUE STRATEGIES PORTFOLIO: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 2

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Templeton Investment Counsel, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I

------------------------------------------------ -------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial
                                                 Services, Inc.

------------------------------------------------ -------------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------------

Sub-adviser:                                     The Dreyfus Corporation

------------------------------------------------ -------------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I

------------------------------------------------ -------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial
                                                 Services, Inc.

------------------------------------------------ -------------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------------

Sub-adviser:                                     Federated Investment Management Company

------------------------------------------------ -------------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------------

Investment Objective:                            High current income.

------------------------------------------------ -------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I

------------------------------------------------ -------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.

------------------------------------------------ -------------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual
                                                 Insurance Company

------------------------------------------------ -------------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

------------------------------------------------ -------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS I

------------------------------------------------ --------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.

------------------------------------------------ --------------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual
                                                 Insurance Company

------------------------------------------------ --------------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ --------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS I

------------------------------------------------ -------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial
                                                 Services, Inc.

------------------------------------------------ -------------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I

------------------------------------------------ ------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial
                                                 Services, Inc.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ ------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS I

------------------------------------------------ --------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.

------------------------------------------------ --------------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual
                                                 Insurance Company

------------------------------------------------ --------------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ --------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I

------------------------------------------------ ------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial
                                                 Services, Inc.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Investment Objective:                            To provide as high level of income as is consistent with the preservation of capital.

------------------------------------------------ ------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I

------------------------------------------------ ------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial
                                                 Services, Inc.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ ------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual
                                                 Insurance Company

------------------------------------------------ -------------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

------------------------------------------------ -------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS: CLASS II

--------------------------- --------------------------------------------------------------------------------------------------------

Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.

--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- ----------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.
FUND: CLASS II

--------------------------- ----------------------------------- ----------------------------------------------------------------
--------------------------- ----------------------------------- ----------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.
CONSERVATIVE FUND: CLASS
II

--------------------------- ----------------------------------- ----------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking
DESTINATIONS MODERATE                                           growth of capital and income.
FUND: CLASS II

--------------------------- ----------------------------------- --------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking
DESTINATIONS MODERATELY                                         growth of capital, but also income.
AGGRESSIVE FUND: CLASS II

--------------------------- ----------------------------------- --------------------------------------------------------------
--------------------------- ----------------------------------- ---------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking
DESTINATIONS AGGRESSIVE                                         growth of capital.
FUND: CLASS II

--------------------------- ----------------------------------- ---------------------------------------------------------------

*The Gartmore Variable Insurance Trust - GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expense of the GVIT Investor Destinations Funds, a contract owner will be indirectly paying a proportionate share of the applicable fees and expenses of the underlying fund expenses. These expenses are not included in the expenses shown above. They are as follows:

Gartmore GVIT Investor Destinations Conservative Fund: Class II                           0.33%
Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II                0.31%
Gartmore GVIT Investor Destinations Moderate Fund: Class II                               0.30%
Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II                  0.31%
Gartmore GVIT Investor Destinations Aggressive Fund: Class II                             0.30%


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial
                                                 Services, Inc.

------------------------------------------------ -----------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------

Investment Objective:                            High level of long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I

------------------------------------------------ -------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial
                                                 Services, Inc.

------------------------------------------------ -------------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------------

Investment Objective:                            High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

------------------------------------------------ -------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS V

------------------------------------------------ ------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial
                                                 Services, Inc.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Investment Objective:                            High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

------------------------------------------------ ------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS I

------------------------------------------------ ------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial
                                                 Services, Inc.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Investment Objective:                            Total return through a flexible combination of capital appreciation and current income.

------------------------------------------------ ------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I

------------------------------------------------ ------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial
                                                 Services, Inc.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual
                                                 Insurance Company

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I

------------------------------------------------ ------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial
                                                 Services, Inc.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Sub-advisers:                                    Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial
                                                 Services, Inc.

------------------------------------------------ -----------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------

Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I

------------------------------------------------ ------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial
                                                 Services, Inc.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Sub-advisers:                                    American Century Investment Management Inc.; The Dreyfus Corporation;
                                                 Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual
                                                 Insurance Company; Morgan Stanley Investment Management Inc.; Neuberger
                                                 Berman, LLC; Waddell & Reed Investment Management Company

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I

------------------------------------------------ ------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial
                                                 Services, Inc.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Sub-adviser:                                     J.P. Morgan Investment Management Inc.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Investment Objective:                            High total return from a diversified portfolio of equity and fixed income securities.

------------------------------------------------ ------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT COMSTOCK VALUE FUND: CLASS I (formerly, Gartmore Variable Insurance Trust -
Comstock GVIT Value Fund: Class I)

------------------------------------------------ ------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial
                                                 Services, Inc.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Sub-adviser:                                     Van Kampen Asset Management, Inc.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Investment Objective:                            Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

------------------------------------------------ ------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I

------------------------------------------------ ------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial
                                                 Services, Inc.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Sub-adviser:                                     Morgan Stanley Investment Management Inc.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Investment Objective:                            Above average total return over a market cycle of three to five years.

------------------------------------------------ ------------------------------------------------------------------------------


GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS VIT CAPITAL GROWTH FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Goldman Sachs Asset Management, L.P.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS VIT CORE SMALL CAP EQUITY FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Goldman Sachs Asset Management, L.P.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS VIT CORE U.S. EQUITY FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Goldman Sachs Asset Management, L.P.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS VIT GROWTH AND INCOME FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Goldman Sachs Asset Management, L.P.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital and growth of income.

------------------------------------------------ -----------------------------------------------------------------------------------


GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Goldman Sachs Asset Management, International.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS VIT MID CAP VALUE FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Goldman Sachs Asset Management, L.P.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GREENWICH STREET SERIES FUND - SALOMON BROTHERS VARIABLE AGGRESSIVE GROWTH FUND: CLASS I (formerly, Greenwich Street Series -
Salomon Brothers Variable Emerging Growth Fund: Class I)

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Salomon Brothers Asset Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


HUNTINGTON VA FUNDS - VA DIVIDEND CAPTURE FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Huntington Asset Advisers, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Total return on investment.

------------------------------------------------ -----------------------------------------------------------------------------------


HUNTINGTON VA FUNDS - VA GROWTH FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Huntington Asset Advisers, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


HUNTINGTON VA FUNDS - VA INCOME EQUITY FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Huntington Asset Advisers, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High current income and moderate appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


HUNTINGTON VA FUNDS - VA MID CORP AMERICA FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Huntington Asset Advisers, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


HUNTINGTON VA FUNDS - VA NEW ECONOMY FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Huntington Asset Advisers, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


JPMORGAN INVESTMENT TRUST - JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO (formerly, One Group(R) Investment Trust - One Group
Investment Trust Balanced Portfolio)

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              JPMorgan Investment Advisors Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Total return while preserving capital.

------------------------------------------------ -----------------------------------------------------------------------------------


JPMORGAN INVESTMENT TRUST - JPMORGAN INVESTMENT TRUST BOND PORTFOLIO (formerly, One Group(R) Investment Trust - One Group Investment
 Trust Bond Portfolio)

------------------------------------------------ ------------------------------------------------------------------------------

Investment Adviser:                              JPMorgan Investment Advisors Inc.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Investment Objective:                            Maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.

------------------------------------------------ ------------------------------------------------------------------------------


JPMORGAN INVESTMENT TRUST - JPMORGAN INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO (formerly, One Group(R) Investment Trust - One
Group Investment Trust Diversified Equity Portfolio)

------------------------------------------------ -------------------------------------------------------------------------------

Investment Adviser:                              JPMorgan Investment Advisors Inc.

------------------------------------------------ -------------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

------------------------------------------------ -------------------------------------------------------------------------------


JPMORGAN INVESTMENT TRUST - JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO (formerly, One Group(R) Investment Trust - One
Group Investment Trust Diversified Mid Cap Portfolio)

------------------------------------------------ --------------------------------------------------------------------------------

Investment Adviser:                              JPMorgan Investment Advisors Inc.

------------------------------------------------ --------------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

------------------------------------------------ --------------------------------------------------------------------------------


JPMORGAN INVESTMENT TRUST - JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO (formerly, One Group(R) Investment Trust - One Group
Investment Trust Equity Index Portfolio)

------------------------------------------------ ------------------------------------------------------------------------------

Investment Adviser:                              JPMorgan Investment Advisors Inc.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to the aggregate price and dividend performance of securities in the S&P 500's Composite Stock Price Index ("S&P
                                                 500 Index").

------------------------------------------------ ------------------------------------------------------------------------------


JPMORGAN INVESTMENT TRUST - JPMORGAN INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO (formerly, One Group(R) Investment Trust - One Group
Investment Trust Government Bond Portfolio)

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              JPMorgan Investment Advisors Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income with liquidity and safety of principal.

------------------------------------------------ -----------------------------------------------------------------------------------


JPMORGAN INVESTMENT TRUST - JPMORGAN INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO (formerly, One Group(R) Investment Trust - One
Group Investment Trust Large Cap Growth Portfolio)

------------------------------------------------ -------------------------------------------------------------------------------

Investment Adviser:                              JPMorgan Investment Advisors Inc.

------------------------------------------------ -------------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation and growth of income by investing primarily in equity securities.

------------------------------------------------ -------------------------------------------------------------------------------


JPMORGAN INVESTMENT TRUST - JPMORGAN INVESTMENT TRUST MID CAP GROWTH PORTFOLIO (formerly, One Group(R) Investment Trust - One Group
Investment Trust Mid Cap Growth Portfolio)

------------------------------------------------ ------------------------------------------------------------------------------

Investment Adviser:                              JPMorgan Investment Advisors Inc.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Investment Objective:                            Growth of capital and secondarily, current income by investing primarily in equity securities.

------------------------------------------------ ------------------------------------------------------------------------------


JPMORGAN INVESTMENT TRUST - JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO (formerly, One Group(R) Investment Trust - One Group
Investment Trust Mid Cap Value Portfolio)

------------------------------------------------ --------------------------------------------------------------------------------

Investment Adviser:                              JPMorgan Investment Advisors Inc.

------------------------------------------------ --------------------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

------------------------------------------------ --------------------------------------------------------------------------------


J.P. MORGAN SERIES TRUST II - J.P. MORGAN BOND PORTFOLIO

------------------------------------------------ ------------------------------------------------------------------------------

Investment Adviser:                              J.P. Morgan Investment Management Inc.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Investment Objective:                            High total return consistent with moderate risk of capital and maintenance of liquidity.

------------------------------------------------ ------------------------------------------------------------------------------


J.P. MORGAN SERIES TRUST II - J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

------------------------------------------------ ------------------------------------------------------------------------------

Investment Adviser:                              J.P. Morgan Investment Management Inc.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Investment Objective:                            High total return from a portfolio of equity securities of foreign companies.

------------------------------------------------ ------------------------------------------------------------------------------


J.P. MORGAN SERIES TRUST II - J.P. MORGAN MID CAP VALUE PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              J.P. Morgan Investment Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Growth from capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


J.P. MORGAN SERIES TRUST II - J.P. MORGAN SMALL COMPANY PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              J.P. Morgan Investment Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return from a portfolio of small company stocks.

------------------------------------------------ -----------------------------------------------------------------------------------


J.P. MORGAN SERIES TRUST II - J.P. MORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              J.P. Morgan Investment Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return from a portfolio of selected equity securities.

------------------------------------------------ -----------------------------------------------------------------------------------


JANUS ASPEN SERIES - BALANCED PORTFOLIO: SERVICE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


JANUS ASPEN SERIES - FORTY PORTFOLIO: SERVICE SHARES (formerly, Janus Aspen Series - Capital Appreciation Portfolio: Service Shares)

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


MFS(R) VARIABLE INSURANCE TRUST - MFS INVESTORS GROWTH STOCK SERIES: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Massachusetts Financial Services Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth and future income.

------------------------------------------------ -----------------------------------------------------------------------------------


MFS(R) VARIABLE INSURANCE TRUST - MFS MID CAP GROWTH SERIES: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Massachusetts Financial Services Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


MFS(R) VARIABLE INSURANCE TRUST - MFS UTILITY SERIES: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Massachusetts Financial Services Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth and current income.

------------------------------------------------ -----------------------------------------------------------------------------------


MFS(R) VARIABLE INSURANCE TRUST - MFS VALUE SERIES: INITIAL CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Massachusetts Financial Services Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation and reasonable income.

------------------------------------------------ -----------------------------------------------------------------------------------


MERRILL LYNCH VARIABLE SERIES FUND, INC. - VALUE OPPORTUNITIES V.I. FUND: CLASS II (formerly, Merrill Lynch Variable Series Fund,
Inc. - Small Cap Value V.I. Fund: Class II)

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Merrill Lynch Investment Managers, L.P.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


NATIONS SEPARATE ACCOUNT TRUST - NATIONS MARSICO GROWTH PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Banc of America Capital Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser                                      Marsico Capital Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT FASCIANO PORTFOLIO: CLASS S

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: NON-SERVICE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: NON-SERVICE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation and current income.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: NON-SERVICE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: NON-SERVICE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------


PIMCO VARIABLE INSURANCE TRUST -HIGH YIELD PORTFOLIO: ADMINISTRATIVE CLASS

------------------------------------------------ -------------------------------------------------------------------------------

Investment Adviser:                              Pacific Investment Management Company LLC

------------------------------------------------ -------------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------------

Investment Objective:                            Maximize real return consistent with preservation of capital and prudent investment management.

------------------------------------------------ -------------------------------------------------------------------------------


PIMCO VARIABLE INSURANCE TRUST -LOW DURATION PORTFOLIO: ADMINISTRATIVE CLASS

------------------------------------------------ -------------------------------------------------------------------------------

Investment Adviser:                              Pacific Investment Management Company LLC

------------------------------------------------ -------------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------------

Investment Objective:                            Maximize real return consistent with preservation of capital and prudent investment management.

------------------------------------------------ -------------------------------------------------------------------------------


PIMCO VARIABLE INSURANCE TRUST -REAL RETURN PORTFOLIO: ADMINISTRATIVE CLASS

------------------------------------------------ -------------------------------------------------------------------------------

Investment Adviser:                              Pacific Investment Management Company LLC

------------------------------------------------ -------------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------------

Investment Objective:                            Maximize real return consistent with preservation of capital and prudent investment management.

------------------------------------------------ -------------------------------------------------------------------------------


PIMCO VARIABLE INSURANCE TRUST -TOTAL RETURN PORTFOLIO: ADMINISTRATIVE CLASS

------------------------------------------------ ------------------------------------------------------------------------------

Investment Adviser:                              Pacific Investment Management Company LLC

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Investment Objective:                            Maximize real return consistent with preservation of capital and prudent investment management.

------------------------------------------------ ------------------------------------------------------------------------------


PIONEER VARIABLE CONTRACTS TRUST - PIONEER HIGH YIELD VCT PORTFOLIO: CLASS I SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Pioneer Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Maximize total return.

------------------------------------------------ -----------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST - PUTNAM VT INTERNATIONAL EQUITY FUND: CLASS IB
This sub account is no longer available to receive transfers or new premium payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Putnam Investment Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


ROYCE CAPITAL FUND - ROYCE MICRO-CAP PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Royce & Associates, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


ROYCE CAPITAL FUND - ROYCE SMALL-CAP PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Royce & Associates, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


SALOMON BROTHERS VARIABLE SERIES FUNDS INC - ALL CAP FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Salomon Brothers Asset Management Inc

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


SALOMON BROTHERS VARIABLE SERIES FUNDS INC - HIGH YIELD BOND FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Salomon Brothers Asset Management Inc

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Maximize total return, consistent with the preservation of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


SALOMON BROTHERS VARIABLE SERIES FUNDS INC - INVESTORS FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Salomon Brothers Asset Management Inc

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


SALOMON BROTHERS VARIABLE SERIES FUNDS INC - STRATEGIC BOND FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Salomon Brothers Asset Management Inc

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Maximize total return, consistent with the preservation of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


SALOMON BROTHERS VARIABLE SERIES FUNDS INC - TOTAL RETURN FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Salomon Brothers Asset Management Inc

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Above average income; growth of capital and income.

------------------------------------------------ -----------------------------------------------------------------------------------


SCUDDER VIT - EAFE EQUITY INDEX FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Northern Trust Investments, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Replicate Morgan Stanley International EAFE performance.

------------------------------------------------ -----------------------------------------------------------------------------------


SCUDDER VIT - EQUITY 500 INDEX FUND: CLASS A

------------------------------------------------ ------------------------------------------------------------------------------

Investment Adviser:                              Northern Trust Investments, Inc.

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Investment Objective:                            Replicate Standard & Poor's 500 Composite Stock Price Index performance.

------------------------------------------------ ------------------------------------------------------------------------------


SCUDDER VIT - SMALL CAP INDEX FUND: CLASS A

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Northern Trust Investments, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Replicate Russell 2000 Small Stock Index performance.

------------------------------------------------ -----------------------------------------------------------------------------------


SCUDDER VARIABLE SERIES I - CAPITAL GROWTH PORTFOLIO: CLASS B

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Deutsche Investment Management Americas Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            To maximize long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


SCUDDER VARIABLE SERIES I - HEALTH SCIENCES PORTFOLIO: CLASS B

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Deutsche Investment Management Americas Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


SCUDDER VARIABLE SERIES II - DREMAN FINANCIAL SERVICES PORTFOLIO: CLASS B

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Deutsche Investment Management Americas Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Dreman Value Management L.L.C.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


SCUDDER VARIABLE SERIES II - DREMAN HIGH RETURN EQUITY PORTFOLIO: CLASS B

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Deutsche Investment Management Americas Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Dreman Value Management L.L.C.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High rate of total return.

------------------------------------------------ -----------------------------------------------------------------------------------


SCUDDER VARIABLE SERIES II - DREMAN SMALL CAP VALUE PORTFOLIO: CLASS B

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Deutsche Investment Management Americas Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Dreman Value Management L.L.C.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


SCUDDER VARIABLE SERIES II - FIXED INCOME PORTFOLIO: CLASS B

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Deutsche Investment Management Americas Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High current income.

------------------------------------------------ -----------------------------------------------------------------------------------


SCUDDER VARIABLE SERIES II -GLOBAL BLUE CHIP PORTFOLIO: CLASS B

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Deutsche Investment Management Americas Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


SCUDDER VARIABLE SERIES II - HIGH INCOME PORTFOLIO: CLASS B

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Deutsche Investment Management Americas Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


SCUDDER VARIABLE SERIES II - LARGE CAP VALUE PORTFOLIO: CLASS B

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Deutsche Investment Management Americas Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High rate of total return.

------------------------------------------------ -----------------------------------------------------------------------------------


SCUDDER VARIABLE SERIES II - SMALL CAP GROWTH PORTFOLIO: CLASS B

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Deutsche Investment Management Americas Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Maximum appreciation of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


SCUDDER VARIABLE SERIES II - TECHNOLOGY GROWTH PORTFOLIO: CLASS B

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Deutsche Investment Management Americas Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


SCUDDER VARIABLE SERIES II - TOTAL RETURN PORTFOLIO: CLASS B

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Deutsche Investment Management Americas Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return, a combination of income and capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE EQUITY INCOME PORTFOLIO: CLASS
II

------------------------------------------------ -------------------------------------------------------------------------------

Investment Adviser:                              T. Rowe Price Investment Services

------------------------------------------------ -------------------------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------------------------

Investment Objective:                            Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

------------------------------------------------ -------------------------------------------------------------------------------


T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE MID-CAP GROWTH PORTFOLIO:
CLASS II This sub-account is only available in policies issued before December
8, 2003.

------------------------------------------------ ------------------------------------------------------------------------------

Investment Adviser:                              T. Rowe Price Investment Services

------------------------------------------------ ------------------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital by investing primarily in the common stocks of medium-sized companies with the potential for above-average growth.

------------------------------------------------ ------------------------------------------------------------------------------


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Morgan Stanley Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Above-average total return.

------------------------------------------------ -----------------------------------------------------------------------------------


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Morgan Stanley Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS EQUITY PORTFOLIO: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Morgan Stanley Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EQUITY GROWTH PORTFOLIO: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Morgan Stanley Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation

------------------------------------------------ -----------------------------------------------------------------------------------


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - GLOBAL VALUE EQUITY PORTFOLIO: CLASS I (formerly, The Universal Institutional Funds, Inc.
Global Equity Portfolio: Class I)

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Morgan-Stanley Asset Management

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - HIGH YIELD PORTFOLIO: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Morgan Stanley Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Above average total return.

------------------------------------------------ -----------------------------------------------------------------------------------


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - INTERNATIONAL MAGNUM PORTFOLIO: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Morgan Stanley Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO: CLASS I
This sub account is only available in policies issued before May 1, 2002.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Morgan Stanley Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth

------------------------------------------------ -----------------------------------------------------------------------------------


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. MID CAP VALUE PORTFOLIO: CLASS I (formerly, The Universal Institutional Funds, Inc. -
Cap Value Portfolio: Class I)

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Investment Adviser:                              Morgan Stanley Investment Management, Inc.

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Investment Objective:                            Above average total return.

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THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - TECHNOLOGY PORTFOLIO: CLASS I

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Investment Adviser:                              Morgan Stanley Investment Management, Inc.

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Investment Objective:                            Long-term capital appreciation.

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THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I

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Investment Adviser:                              Morgan Stanley Investment Management, Inc.

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Investment Objective:                            Above average current income and long-term capital appreciation.

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THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VALUE PORTFOLIO: CLASS I

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Investment Adviser:                              Morgan Stanley Investment Management, Inc.

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Investment Objective:                            Above average total return.

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VAN KAMPEN LIFE INVESTMENT TRUST - COMSTOCK PORTFOLIO: CLASS II SHARES

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Investment Adviser:                              Van Kampen Asset Management, Inc.

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Investment Objective:                            Capital growth and income.

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VAN KAMPEN LIFE INVESTMENT TRUST - EMERGING GROWTH PORTFOLIO: CLASS II SHARES

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Investment Adviser:                              Van Kampen Investment Management, Inc.

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Investment Objective:                            Capital appreciation.

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VAN KAMPEN LIFE INVESTMENT TRUST - ENTERPRISE PORTFOLIO: CLASS II SHARES

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Investment Adviser:                              Van Kampen Asset Management, Inc.

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Investment Objective:                            Capital appreciation.

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W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO

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Investment Adviser:                              Waddell & Reed Investment Management Company

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Investment Objective:                            Capital growth.

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The Sub-Account portfolios listed above are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. We have entered into agency agreements with certain broker-dealer firms to distribute the policy. Some of these firms have an affiliate that acts as an investment adviser or a sub-advisor to one or more of the underlying fund that are offered under the policy. You have voting rights with respect to the Sub-Accounts. For more information, see "Voting Rights" beginning on page 67.


PLEASE REFER TO THE PROSPECTUS FOR EACH UNDERLYING MUTUAL FUND FOR MORE DETAILED INFORMATION.

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                                   THE POLICY
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The policy is a legal contract between you and us (any change to which we would want to make must be in writing, signed by our president and secretary, and attached to or endorsed on the policy). You may exercise all policy rights and options while the Insured is alive. You may also change the policy, but only in accordance with its terms.

Generally, the policy is available for an Insured between the ages of 18-79 (although these ages may vary in your state). It is nonparticipating, meaning we will not be contributing any operating profits or surplus earnings toward the Proceeds from the policy. The policy will comprise and be evidenced by: a written contract; any Riders; any endorsements; and the application, including any supplemental application. We will consider the statements you make in the application as representations. We will rely on them as being true and complete. However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.

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POLICY OWNER RIGHTS

The policy belongs to the owner named in the application, or the person to whom the policy or any ownership rights in the policy have been validly assigned. You may also name a contingent policy owner. While the Insured is alive, the owner may exercise all policy rights and options. To the extent permitted by law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).

The Insured is the person named in the application. You may change the Insured by submitting a change request to us in writing. The change will become effective when it was signed, rather than the date we received it. The policy charges after the change will be based upon the new Insured's characteristics. For more information, see "Change Of Insured Rider" on page 42.

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THE BENEFICIARY

The beneficiary, or beneficiaries, is first in line to receive the Death Benefit Proceeds from the policy. You name the beneficiary in the application for the policy. You may name more than one beneficiary. The policy permits you to designate primary and contingent beneficiaries.

If a primary beneficiary dies before the Insured, that beneficiary's interest will be paid to any surviving beneficiary. We will pay multiple primary beneficiaries in equal shares, unless you provide for another distribution.

You may name a contingent beneficiary, or beneficiaries, in the application for the policy. The contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured, and before any Proceeds become payable. You may name more than one contingent beneficiary. We will also pay multiple contingent beneficiaries in equal shares, unless you provide for another distribution.

You may also change or add beneficiaries or contingent beneficiaries while the Insured is living. Any change must be in writing and satisfactory to us. We must receive the change at our Home Office, and we may require that you send us your policy for endorsement to the address on the cover page of this prospectus before we record the change. Once we record the change, the change will be effective as of the date it was signed rather than the date we received it. The change will not affect any payment we made or action we took before we recorded the change.

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TO PURCHASE

To purchase the policy, you must submit to us a completed application and an initial Premium payment.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical evidence) before we will issue a policy. We can provide you with the details of our underwriting standards. We reserve the right to reject an application for any reason permitted by law. Specifically, if we have previously issued you policies with an aggregate scheduled annual premium(s) that exceed $15 million, we reserve the right to refuse to issue an additional policy to you. Also, we reserve the right to modify our underwriting standards at any time.

The minimum initial Specified Amount in most states is $50,000.

We reserve the right to modify our minimum Specified Amount for new applicants at any time.

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COVERAGE

We will issue the policy only if the underwriting process has been completed, we have approved the application and the proposed Insured is alive and in the same condition of health as described in the application. However, full insurance coverage will take effect only after you have paid the minimum initial Premium. We begin to deduct monthly charges from your policy Cash Value on the Policy Date.

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COVERAGE EFFECTIVE DATE

Insurance coverage begins and is In Force on the later of (i) the Policy Date shown on the Policy Data Page and (ii) the date the initial Premium is paid. It will end when the policy Lapses, or when we pay all the Proceeds from the policy. We may provide temporary insurance coverage before full insurance coverage takes effect, subject to our underwriting standards and the policy conditions.

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TO CANCEL (EXAMINATION RIGHT)

You may cancel your policy during the free look period. The free look period expires ten days after you receive the policy or longer if required by law. If you decide to cancel during the free look period, return the policy to the sales representative who sold it to you, or to us at our Home Office, along with your written cancellation request. Within seven days, we will refund the amount prescribed by the law of the state in which we issued the policy. We will treat the policy as if we never issued it. Because of the free look period, when we actually allocate Net Premium to the Sub-Account portfolios based on your choices depends on the right to examine law of the state in which you live. For more information, see "To Allocate Premium And Sub-Account Valuation" beginning on page 48.

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TO CHANGE COVERAGE

After the first policy year, you may request to change the Specified Amount. Changes may result in additional charges; however, no change will take effect unless the new Cash Surrender Value is sufficient to keep the policy In Force for at least three months. Changes to the Specified Amount will alter the Death Benefit. For more information, see "Changes In The Death Benefit Option," beginning on page 53.

If you decide to increase the Specified Amount, you must provide us with evidence of insurability that satisfies our underwriting standards. The Insured must be within the required issue ages of 18 to 79. The increase must be for at least $10,000 and the amount of insurance after increase may not exceed the maximum amount that is generally no more than the policy's Cash Value plus $8,000,000. For more information, see "Calculation Of The Death Benefit Proceeds" beginning on page 51.

You may request to decrease the Specified Amount. We first apply decreases to the amount of insurance coverage as a result of any prior Specified Amount increases, starting with the most recent. Then we will decrease the initial Specified Amount. We will deny a request, however, to reduce the amount of your coverage below the minimum initial Specified Amount. Also, we will deny a request that would disqualify the policy as a contract for life insurance.

To change the Specified Amount, you must submit your written request to us at our Home Office. Changes will become effective on the next monthly anniversary from the Policy Date after we approve the request. We reserve the right to limit the number of changes to one each year.

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SUB-ACCOUNT PORTFOLIO TRANSFERS

We will determine the amount you have available for transfers among the Sub-Account portfolios in Units based on the Net Asset Value (NAV) per share of the mutual fund in which a Sub-Account portfolio invests. The mutual fund will determine its NAV once daily as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time). A Unit will not equal the NAV of the mutual fund in which the Sub-Account portfolio invests, however, because the Unit value will reflect the deduction for any transaction fees and periodic charges. For more information, see "In Summary: Fee Tables," beginning on page 6, and "How Investment Experience Is Determined," beginning on page 49.

Disruptive trading practices, which hamper the orderly pursuit of stated investment objectives by underlying mutual fund managers, may adversely affect the performance of the Sub-Accounts. Prior to the policy's Maturity Date, you may transfer among the available Sub-Account portfolios; however, in instances of disruptive trading that we may determine, or may have already determined to be harmful to policy owners, we will, through the use of appropriate means available to us, attempt to curtail or limit the disruptive trading. If your trading activities, or those of a third party acting on your behalf, constitute disruptive trading, we will not limit your ability to initiate the trades as provided in your policy; however, we may limit your means for making a transfer or take other action we deem necessary to protect the interests of those investing in the affected Sub-Accounts. If you intend to use an active trading strategy, you should consult your registered representative and request information on our other policy that offers Sub-Accounts that are designed specifically to support active trading.

We may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees. In the case of new share class additions, your subsequent allocations may be limited to that new share class. Short-term trading fees are a charge assessed by an underlying mutual fund when you transfer out of a Sub-Account before the end of a stated period. These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge. The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies. The fees are not intended to adversely impact policy owners not engaged in such strategies. The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner's Sub-Account value. We will remit all such fees to the underlying mutual fund.

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FIXED ACCOUNT TRANSFERS

Prior to the policy's Maturity Date, you may also make transfers involving the fixed account. These transfers will be in dollars, and we reserve the right to limit their timing and amount, including that you may not make more than one transfer every 12 months. However, during the first 24 months following the initial Policy Date you may irrevocably elect to transfer all of the Cash Value to the fixed account. For more information, see "To Irrevocably Transfer Cash Value Or Exchange The Policy" at page 39.

On transfers to the fixed account, we may not permit you to transfer over 20% of the Cash Value allocated to the Sub-Account portfolios as of the close of business of the prior Valuation Period. We reserve the right to refuse any transfer to the fixed account if the fixed account's Cash Value comprises more than 30% of the policy's Cash Value. You may not request a transfer to the fixed account before the end of the first year from the Policy Date.

On transfers from the fixed account, we may permit you transfers of no more than 20% of the Cash Value of the fixed account as of the end of the previous policy year (subject to state restrictions). Any transfers you make from the fixed account must be within 45 days of the end of a interest rate guaranteed period. An interest rate guaranteed period is the time that a stated interest rate is guaranteed to remain in effect. Currently, interest crediting rates are reset at the beginning of each calendar quarter.

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MODES TO MAKE A TRANSFER

With respect to any telephonic or electronic mode of communication, including the Internet, we monitor transfer activity for potentially harmful investment practices. For policies owned by a natural person, you are limited to 20 "transfer events" per calendar year. If you initiate transfer events within a lesser time interval at a pace that is equivalent to 20 within a year, you may be required to submit all subsequent transfers via U.S. mail. To calculate transfer events, at the end of each Valuation Period, we will group together all of your transfer requests for the day. We will count this grouping as a "transfer event," regardless of the number of Sub-Accounts involved. Once 20 transfer events or the equivalent occur, you may continue to make transfers, but only by sending your written request to us at our Home Office via first class U.S. mail until the end of the year. Then, we begin to count transfer events over again.

For policies owned by a corporation or another entity, we monitor transfer activity for potentially harmful investment practices, however, we do not systematically monitor the transfer instructions of individual persons. Our procedures include the review of aggregate entity-level transfers, not individual transfer instructions. It is our intention to protect the interests of all contract owners; it is possible, however, for some harmful trading to go on undetected by us. For example, in some instances, an entity may make transfers based on the instruction of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs. We do not systematically monitor the transfer instructions of these individual persons. We monitor aggregate trades among the Sub-Accounts for frequency, pattern, and size. If two or more transfer events are submitted in a 30 day period, we may impose conditions on your ability to submit trades. These restrictions include revoking your privilege to make trades by any means other than written communication submitted via U.S. Mail for a twelve-month period.

We have the right to restrict transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, we may restrict trading strategies designed to avoid or take advantage of our monitoring procedures and other measures aimed at curbing harmful trading practices.

Some investment advisers/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. We generally will require multi-policy advisers to submit all transfer requests via U.S. mail.

We will employ reasonable procedures to confirm that instructions are genuine, especially with respect to communication via the Internet or telephone, including:

o    requiring forms of personal identification before acting upon instructions;

o    providing you with written confirmation of completed transactions; and/or

o    recording telephone instructions.

If we follow these procedures, we will not be liable for any loss, damage, cost or expense from complying with what we reasonably believe to be genuine instructions. Rather, you will bear the risk of loss.

Any computer system or telephone, whether it is yours, your service provider's, your representative's, or ours, can experience slowdowns or outages for a variety of reasons. These slowdowns or outages may delay or prevent our ability to process your request. Although we have taken precautions to help our system handle heavy usage, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing.

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TO IRREVOCABLY TRANSFER CASH VALUE OR EXCHANGE THE POLICY

During the first 24 months of coverage, you have a right to irrevocably elect to transfer 100% of the policy's Cash Value to the fixed account, irrespective of our right to limit transfers to the fixed account. After this election, you no longer will be able to participate in the Investment Experience of the Sub-Account portfolios. Rather, the policy's Cash Value will be credited with the fixed account's interest rate. You must make your request on our official forms to the Home Office.

After the first 24 months of coverage, you may make a request to exchange the policy for a different policy so long as we receive evidence that the Insured meets our underwriting standards of insurability. The new policy may be one of our available flexible premium adjustable life insurance policies that does not have a greater Death Benefit than this policy immediately prior to the exchange date. For more information, see "In Summary: Fee Tables," beginning on page 6. The exchange may have tax consequences. For more information, see "Exchanging The

Policy For Another Life Insurance Policy," beginning on page 63. This policy will terminate when the new policy takes effect.

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TO TERMINATE OR SURRENDER

You have the right to terminate the policy. Or you may surrender the policy for its Cash Surrender Value. The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends. For more information, see "Grace Period," beginning on page 58.

Normally, we will pay the surrender proceeds within thirty days after we receive your written request in good order at our Home Office. We reserve the right to delay payment of the cash surrender value arising from the Fixed Account for six months.

Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, the excess upon surrender will be included in your income for federal income tax purposes. For more information, see "Taxes-Surrender Of The Policy," beginning on page 62. The cash surrender value will be reduced by the outstanding amount of a policy loan. For more information, see "Policy Loans" beginning on page 57.

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TO ASSIGN

You may assign any rights under the policy while the Insured is alive. If you make an assignment, your beneficiary's interest will be subject to the person(s) to whom you have assigned rights. Your assignment must be in writing, and it must be recorded at our Home Office before it will become effective. Your assignment will be subject to any outstanding policy loans. For more information, see "Policy Loans," beginning on page 57.

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PROCEEDS UPON MATURITY

If the policy is In Force on the Maturity Date, we will pay you the maturity Proceeds.

Normally, we will pay the maturity Proceeds within seven days of the Maturity Date. The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account. The maturity Proceeds will equal the policy's Cash Value minus any indebtedness. After we pay the maturity Proceeds, the policy is terminated.

We may offer to extend the Maturity Date to coincide with the Insured's death, after which we will pay the Proceeds to your beneficiary. If you accept this offer the policy will be endorsed so that:

o    no additional Premium payments will be allowed;

o    no changes to the amount of the Specified Amount will be allowed;

o if you elected Death Benefit Option 2, the Death Benefit will be changed to Option 1. For more information, see "Death Benefit Options," beginning on page 52;

o the Death Benefit will equal either 101.97% of the Cash Value if the Death Benefit is Option 1 or the Specified Amount plus the greater of accumulated Premiums and Cash Value if the Death Benefit is Option 3;

o 100% of the Cash Value (for policies with Death Benefit Option 1) or the accumulated Premium payments (for policies with Death Benefit Option 3) will be allocated to the policy's fixed account;

o the Proceeds payable at the Insured's death will be the greater of the Death Benefit or the Cash Value;

o the Mortality and Expense charge and the Administrative charges will no longer be assessed and since the Death Benefit will be equal to the Cash Value if the Death Benefit is Option One or to the accumulated Premium payments if the Death Benefit is Option 3 the cost of insurance will become zero; and

o the Maturity Date will not be extended where the policy will fail the definition of life insurance.

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REPORTS AND ILLUSTRATIONS

We will send you transaction confirmations. We will also send you semi-annual and annual reports that show:

o  the specified coverage amount         o  the current Cash Value

o  Premiums paid                         o  the Cash Surrender Value

o  all charges since the last report     o  outstanding policy indebtedness



We will send reports to the address you provide on the application, or to another you may specify. At any time, you may ask for an illustration of future benefits and values under the policy. We do not charge for illustrations.

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ERRORS OR MISSTATEMENTS

If an error or misstatement of age was made in completing the application, then we will adjust the Death Benefit and Cash Value accordingly.


To determine the adjusted Death Benefit, we will multiply the Net Amount at Risk at the time of the Insured's death by the ratio of the monthly cost of insurance actually applied in the policy month of death to the monthly cost of insurance that should have been applied at the true age in the policy month of death. We will then add this adjusted amount that reflects the true age to the Cash Value of the policy at the Insured's death. The Cash Value will be adjusted to reflect the cost of insurance charges on the correct age from the Policy Date.

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INCONTESTABILITY

Except for intentional material misrepresentations, we will not contest payment of the Death Benefit Proceeds based on the initial Specified Amount after the policy has been In Force for two years from the Policy Date. For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit Proceeds based on such an increase after two years from the effective date of the increase.

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IF WE MODIFY THE POLICY

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary. No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account's operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject. We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws. We will notify you of all modifications, and we will make appropriate endorsements to the policy.

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                                     RIDERS
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Riders are available for you to design the policy to meet your specific needs. You may elect one or both of them. However, once the policy is In Force, we may require further evidence of insurability to add a Rider. Availability varies by state. You will incur an additional charge for the Additional Protection (insurance) Rider so long as: the policy remains in effect and the Rider's term has not expired; until we pay the Rider's benefit; or you decide to terminate the Rider in a written request to our Home Office. For more information on the costs of the Additional (insurance) Protection Rider, see "In Summary: Fee Tables," beginning on page 6, and "Charges," beginning on page 43.

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CHANGE OF INSURED RIDER

You may exchange the Insured for a new Insured, subject to insurability and other conditions. We do not charge for this Rider, but we base future policy charges on the characteristics of the new Insured. You may elect this Rider at any time.

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ADDITIONAL (insurance) PROTECTION RIDER

This Rider is only available to purchase when you purchase the policy. The benefit is supplemental life insurance on the Insured. The policy pays a benefit, in addition to the base (non-rider) Death Benefit, to the beneficiary upon the Insured's death.

The benefit amount varies monthly and is based on the Death Benefit option you have chosen. For more information, see "Death Benefit Options" on page 52.

The Rider's cost is determined by multiplying a monthly cost of insurance by the Rider's Death Benefit amount. For more information, see "In Summary: Fee Tables" on page 6. You may renew coverage annually until the policy Maturity Date.

Certain terms and conditions apply to the Rider including that two years after the Rider's effective date we will not contest the payment of the benefit for any reason other than you failing to pay enough Premium to cover the cost of insurance for the Rider. Also, if the Insured dies of suicide within two years of the Rider taking effect, we will pay the cost of insurance we deducted for the Rider, but not the Rider's Death Benefit. If the age of the Insured is misstated or erroneous, we will adjust the Rider's Death Benefit to reflect the true age.

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                                     PREMIUM
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This policy does not require a scheduled payment of Premium to keep it In Force. The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist.
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INITIAL PREMIUM

The amount of the initial Premium required for us to issue this policy will depend on the initial Specified Amount of insurance you request, the Death Benefit option you select, and any Riders you select. Generally, the higher the required initial Specified Amount, the higher the initial Premium will be. Similarly, because Death Benefit Options Two and Three provide for a potentially greater Death Benefit than Death Benefit Option One, Death Benefit Options Two and Three may require a higher amount of Premiums. Also, the age, health, and activities of the Insured will affect our determination of the risk of issuing the policy. In general, the greater this risk, the higher the initial Premium will be.

Whether we will issue full insurance coverage depends on the Insured meeting all underwriting requirements, you paying the initial Premium, and our delivery of the policy while the Insured is alive. We will not delay delivery of the policy to increase the likelihood that the Insured is not still living. Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy. We also retain the right to not issue the policy, after which, if we exercise this right, we will return your payment within two business days.

You may pay the initial Premium to our Home Office or to our authorized representative. The initial Premium payment must be at least $50 per policy.

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SUBSEQUENT PREMIUMS

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

     o We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount at Risk. Whether we exercise this right depends on: the length time since the Policy Date; the standard underwriting criteria for the amount of insurance after the requested increase; the number of policies owned by the policy owner; and the degree of uniformity with respect to the requested increases across the policies owned by the policy owner. The longer the period, the greater the difference between the underwriting class at the time of issue and at the time of the increase, and the less uniform the changes across all policies you own, the more likely we will be to exercise this right. If we do not exercise our right to refuse a Premium payment which increases our Net Amount at Risk, we do not waive our right to refuse subsequent Premium payments which increase our Net Amount at Risk.

     o We will refund Premium payments that exceed the applicable Premium limit established by the IRS to qualify the policy as a contract for life insurance. As discussed in the "Taxes" section of this prospectus, additional Premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. We will monitor Premiums paid and other policy transactions and will notify you when the policy's non-modified endowment contract status is in jeopardy; and

     o We may require that policy indebtedness be repaid prior to accepting any additional Premium payments. Some, but not all, of the situations when we might exercise this right include when your policy loans exceed 90% of the cash value, when the Premium payment would result in an increase in the Net Amount at Risk, or when a Premium payment may alter the character of the policy for tax purposes. We will tell you that we intend to apply the money you have sent us to loan repayment rather than as a Premium payment before processing the transaction.

If you decide to make a subsequent Premium payment, you must send it to our Home Office. Each Premium payment must be at least $50 per policy.

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                                     CHARGES
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PLEASE READ AND CONSIDER THE FOLLOWING, WHICH WE INTEND TO BE AN AMPLIFICATION (BUT IT MAY ALSO BE DUPLICATIVE), IN CONJUNCTION WITH THE FEE TABLES, AND THE ACCOMPANYING FOOTNOTES, APPEARING EARLIER IN THE PROSPECTUS. SEE "IN SUMMARY:
FEE TABLES," BEGINNING ON PAGE 6. ALSO, SEE THE POLICY, INCLUDING THE POLICY DATA PAGE, AND THE RIDERS, FOR MORE INFORMATION.

We will make deductions under the policy to compensate us for: the services and benefits we provide; the costs and expenses we incur; and the risks we assume. Every time you make a Premium payment, we will charge against that Premium payment a premium load, which is composed of the sales load and premium taxes. We will deduct all other charges from the policy's cash value (rather than a Premium payment), except for mortality and expense risk . We will only deduct the mortality and expense risk charge from the

Cash Value of the Sub-Account portfolios, and we will only deduct the loan amount interest charge from the Cash Value of the loan account.

There are also charges associated with the Sub-Account portfolios. While you will not pay them directly, they will affect the value of the assets in the Sub-Account portfolios. On a daily basis, the manager of each mutual fund that comprises the policy's available variable investment options deducts operating charges from that mutual fund's assets before calculating the NAV. (We use NAV to calculate the value of your corresponding Sub-Account portfolio allocation in Units.) More detail about these charges is contained in the prospectus for the mutual fund.

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PREMIUM LOAD (CHARGE)

This charge amounts to no more than 9.0% of Premium and is reduced to 5.5% of Premium payment starting with the seventh year from the Policy Date. The charge partially recoups sales expenses and premium taxes. After this charge is deducted, the remaining premium is invested in the investment options you elect.

We calculate the Premium load charge using a "target premium." Federal tax law limits the amount of Premium you can pay and have the policy continue to be life insurance for tax purposes. For more information, see "The Minimum Required Death Benefit" beginning on page 53. Target premium is 28.57% of the maximum annual Premium allowed under the Internal Revenue Code assuming that: the policy is not a "modified endowment contract" as defined in the Code (for more information see, "Periodic Withdrawals, Non-Periodic Withdrawals And Loans" beginning on page 61); the policy's death benefit is equal to the base (non-rider) portion of the Specified Amount; and you are paying seven level, annual Premiums.

Currently, the charges for policies vary according to the time of purchase and amount of annual Premium as follows:

For Policies Issued On or After September 9, 2002 With $500,000 Or More Of Annual Premium Per Owner

For the first five policy years:

     9.00% of Premium payments for the base (non-rider) portion of the Specified
          Amount up to "target Premium",

     plus 6.50% of Premium payments in the excess of the target premium for the base (non-rider) portion of the Specified Amount,

     plus 3.29% minus (1.29% of the Premium times the proportion of additional protection rider to the total Specified Amount) of the Premium payments for the additional protection rider portion of the Specified Amount;

     For  policy years six through ten: 3.50% of Premium payments;

     For  policy years eleven and after: 2.00 % of Premium payments.

For Policies Issued On or After September 9, 2002 With Less Than $500,000 Of Annual Premium Per Owner

For the first seven policy years:

     9.00% of Premium payments up to target premium;

     plus 7.00% of Premium payments over the target premium;

     For  policy years eight through ten: 5.50% of Premium payments; and then

     For  policy years eleven and after: 3.50% of Premium payments.

For Policies Issued Prior To September 9, 2002

For the first seven policy years:

     9.00% of Premium payments for the base (non-rider) portion of the Specified
          Amount up to target Premium;

     plus 6.50% of Premium payments in the excess of the target premium for the base (non-rider) portion of the Specified Amount,

     plus 6.50% of Premium Payments for the additional protection rider portion of the Specified Amount.

     For  years eight and after: 3.50% Premium payments.

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PARTIAL SURRENDER FEE

You may request a partial surrender after the first year from the Policy Date, and we may charge a partial surrender fee of the lesser of $25 or 2% of the surrendered amount to compensate us for the administrative costs in calculating and generating the surrender amount. Currently we do not assess this charge.

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COST OF INSURANCE

We will determine this charge by multiplying the current (non-rider) monthly cost of insurance rate by the Net Amount at Risk for the base portion of the Specified Amount. This charge compensates us for providing insurance protection under the policy.

We base the cost of insurance rates on our expectancies of future mortality and expense. The current cost of insurance rate will vary by demographic factors such as: age; tobacco use; duration since issue; Specified Amount; underwriting class; and any substandard ratings. The current cost of insurance charges are based on future expectations for factors such as: mortality; investment earnings; persistency; expenses; and taxes. Any changes in these expectations may result in increased cost of insurance charges for your policy. If so, your policy's Cash Value will be adversely affected in future years.

We may underwrite your policy on a non-medical basis that may result in a higher cost of insurance charge. Non-medical underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy. The higher cost of insurance charge would compensate us for assuming additional mortality risk as a result of issuing without the information that results from medical underwriting.

We may use a separate cost of insurance rate for the initial Specified Amount and any increase. Periodically, we will reevaluate the current base (non-rider) cost of insurance rates based on our expectations about future experience. Any changes in the current cost of insurance rates will be uniformly applied to Insureds of the same underwriting rate class.

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MORTALITY AND EXPENSE RISK

This charge is guaranteed not to exceed 0.75% of the policy's Cash Value on an annualized basis. Currently, during the first through fourth years from the Policy Date, this charge is 0.40% per annum of Cash Value and during the fifth through twentieth years from the Policy Date, it is 0.25% per annum of Cash Value. Thereafter, this charge currently is 0.10% per annum of Cash Value. The charge compensates us for assuming risks associated with mortality and expense costs and we may profit from it. The mortality risk is that the Insured does not live as long as expected. The expense risk is that the costs of issuing and administering the policy are more than expected. The charge is guaranteed not to exceed a stipulated maximum. For more information, see "In Summary: Fee Tables," beginning on page 6.

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POLICY LOAN INTEREST

We charge interest on the amount of an outstanding policy loan, at a rate no greater than 3.75% per annum, which will accrue daily and become due and payable at the end of each year from the Policy Date or at the time you take an additional loan. If left unpaid, we will add it to the policy's outstanding indebtedness.

As collateral or security for repayment, we will transfer an equal amount of Cash Value to the policy loan account on which interest will accrue and be credited daily. The minimum guaranteed interest crediting rate is stated on the Policy Data Page.

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ADMINISTRATIVE

The maximum guaranteed administrative charge is $10, but we currently are charging $5. This charge reimburses us for the costs of maintaining the policy, including for accounting and record keeping.

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ADDITIONAL (INSURANCE)PROTECTION RIDER

This charge compensates us for providing supplemental life insurance on the Insured. We will determine this charge by multiplying the Rider's current cost of insurance rate by the Net Amount at Risk for the Rider portion of the Specified Amount.

We base the additional protection cost of insurance rate on our expectation as to the Insured's mortality. The additional protection cost of insurance rate will vary by: the Insured's age; tobacco use; duration since issue; underwriting class; any substandard ratings; and the Specified Amount of the Rider. Periodically, we will reevaluate the Rider's current cost of insurance rates based on our expectations about future experience. Any changes in the current cost of insurance rates will be uniformly applied to Insureds of the same underwriting rate class. Any changes in these expectations may result in increased cost of insurance charges for the Rider.

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A NOTE ON CHARGES

We make many assumptions and account for many economic and financial factors in establishing fees and charges. As we noted at the beginning of this "Charges" section, the deductions we make under the policy are designed to compensate us for the services and benefits we provide, the distribution and operational expenses we incur, and the risks we assume. Our initial expenses in distributing and establishing the contract exceed the deductions we make during the early stages of policy ownership. Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long term financial product. Accordingly, we have designed the policy with features and underlying investment options that we believe support and encourage long-term ownership. The "In
Summary: Fee Tables," beginning on page 6 sets out the costs you incur when you purchase this policy. The following two sections describe how we use some of those charges to distribute the policy and how some of the underlying investment options pay us for services we provide to them. Neither of these transactions alters the charges you pay for the policy. Rather, these two sections provide you with information about how we set those charges. You should consider how these transactions may affect any advice you may receive with respect to the policy.

Distribution, Promotional and Sales Expenses


Distribution, promotional and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances and marketing allowances. We refer to these expenses collectively as "total compensation." We pay commissions of up to 28% of first year premiums and up to 10% for renewal premiums after the first year. Other compensation may total up to 13% of first year premium.

We have the ability to customize the total compensation package of our broker-dealer firms. We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximums discussed above. Commission may be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.70% of the non-loaned cash value per year.

The payment of such total compensation to the brokerage firms is contingent on the long-term persistency of each Policy and all Policies sold on our behalf by such firms in the aggregate. The actual amount of total compensation we pay depends on factors such as the aggregate amount of premiums we receive from all Policies sold on our behalf by the respective brokerage firms, the revenues we receive from the investment options included within the Policies, and the scope of services brokerage firms provide. Individual registered representatives typically receive a portion of the total compensation we pay, depending on their arrangement with their brokerage firm.

If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative or Nationwide's Corporate Insurance Unit.


Revenue from Underlying Mutual Funds

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. Since the Variable Account purchases fund shares on behalf of all policy holders, it serves as a single shareholder of the fund. By processing aggregated policy owner transactions, we relieve the fund of the expenses of processing individual policy owner transactions. We also pay the costs of selling the policy as outlined in the preceding section. Sales of the policy benefits the funds by allowing policy owners to purchase interests in the Sub-Accounts, which then results in the Variable Account's purchase of fund shares. We perform all of the accounting and recordkeeping for the Sub-Accounts, and pay any processing cost associated with the redemption of interests in the Sub-Accounts. The funds understand and acknowledge that, in performing these functions and incurring these costs, we provide substantial value to the funds. Accordingly, the underlying mutual funds pay us (or our affiliates) a fee for some of the distribution and operational services we provide and the related costs we incur. These payments may be made pursuant to a fund's 12b-1 plan, in which case they are deducted from fund assets, or service/administration agreements often between the fund adviser and us or our affiliates with no direct deduction from fund assets. In setting the charges for this policy we considered the amount of these payments expected to be received from the underlying mutual funds. Without these payments, our charges would be expected to be higher. We include only funds in the Variable Account that make these payments for the services we provide.

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                  TO ALLOCATE PREMIUM AND SUB-ACCOUNT VALUATION
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You may choose to allocate all or a portion of your Net Premium to any Sub-Account. When this actually happens depends on the right to examine law of the state in which you live. Or you may choose to allocate all or a portion of your Net Premium to the fixed investment option, and we will allocate it when we receive it.

Based on the right to examine law, some states require that we refund the initial Premium if you exercise your right to cancel the policy. Others require that we return the cash value. If yours is a state that requires us to refund the initial Premium, we will hold the initial Net Premium in the GVIT Gartmore GVIT Money Market Fund: Class I. Once your examination right ends, we will transfer the cash value to your Sub-Account allocations in effect when at the time of the transfer. If yours is a state that requires us to refund the cash value, we will allocate the Net Premiums to the Sub-Account choices in effect at the time of the transfer. After your right to cancel the policy expires, all Premium payments will be allocated to the Sub-Account choices in effect when we received the Premium payment.
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VARIABLE INVESTMENT OPTIONS

The separate account invests in shares of the available Sub-Account portfolios. Each Sub-Account portfolio invests in a mutual fund that is registered with the SEC. This registration does not involve supervision of the management or investment practices or policies of the portfolios or mutual funds by the SEC.

Each Sub-Account portfolio's assets are held separately from the assets of the other Sub-Account portfolios, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Account portfolios. Thus, each Sub-Account portfolio operates as a separate investment fund, and the income or losses of one Sub-Account portfolio generally have no effect on the investment performance of any other Sub-Account portfolio. The "Available Sub-Accounts" section identifies the available mutual funds, by name, investment type and adviser, and includes expense information for each.

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THE FIXED INVESTMENT OPTION

The Premium you allocate to the fixed investment option is held in the fixed account, which is part of our general account. The general account contains all of our assets other than those in the separate accounts. These assets are subject to our general liabilities from business operations. The general account is used to support our insurance and annuity obligations. Any amounts in excess of the separate account liabilities are deposited into our general account. We bear the full investment risk for all amounts allocated to the fixed account.


We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of at least no less than the stated interest crediting rate on the Policy Data Page. We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion. You assume the risk that the interest we credit to the amounts you allocate to the fixed investment option may not exceed the minimum guarantee of the guaranteed interest crediting rate for any given year.

The amounts you allocate to the fixed investment option will not share in the investment performance of our general account. Rather, the investment income you earn on your allocations will be based on varying rates we set. Currently, the rates are set at the beginning of each calendar quarter and will be effective for at least three months.

The general account is not subject to the same laws as the separate account, and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, information about the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.

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ALLOCATION OF PREMIUM AND CASH VALUE

We allocate your Premium payments to Sub-Accounts or the fixed account per your instructions. You must specify your Premium payments in whole percentages. The sum of allocations must equal 100%.

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WHEN SUB-ACCOUNT UNITS ARE VALUED

We will price Sub-Account Units on any day the New York Stock Exchange (NYSE) is open for business, unless we are closed

We will not price Sub-Account Units on these recognized holidays.

o New Year's Day                     o Independence Day
o Martin Luther King, Jr. Day        o Labor Day
o Presidents' Day                    o Thanksgiving
o Good Friday                        o Christmas
o Memorial Day

In addition, we will not price Sub-Account Units if:

     o    trading on the New York Stock Exchange is restricted;

     o an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

     o the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described above exist. Any transaction you try to effect when we are closed will not happen until the next day we and the NYSE are both open for business.

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HOW INVESTMENT EXPERIENCE IS DETERMINED

Though the number of Sub-Account Units will not change as a result of Investment Experience, changes in the net investment factor may cause the value of a Sub-Account Unit to increase or decrease from Valuation Period to Valuation Period. Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.

We determine the change in Sub-Account values at the end of a Valuation Period. The Sub-Account Unit value for a Valuation Period is determined by multiplying the Sub-Account Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

We determine the net investment factor for any Valuation Period by dividing (a) by (b) and then subtracting (c) where:

     (a)  is the sum of:

          o the Net Asset Value per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period after taxes or tax credits; and

          o the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

     (b) is the Net Asset Value per share of the mutual fund determined as of the end of the immediately preceding Valuation Period after taxes or tax credits; and

     (c)  is a charge for Mortality and Expense Risk.

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CASH VALUE

The policy has a Cash Value. There is no guaranteed Cash Value. The Cash Value will vary depending on where you allocate your Net Premium. Amounts allocated to the fixed account and policy loan account vary based on the daily crediting of interest to those accounts. Amounts allocated to the Sub-Account portfolios vary daily based on the Investment Experience of the Sub-Account portfolios. It will also vary because we deduct the policy's periodic charges from the cash value. So, if the policy's cash value is part of the Death Benefit option you have chosen, then your Death Benefit will fluctuate.

We compute the Cash Value of your policy by adding the Sub-Account portfolio Unit values to the money you have allocated to the fixed investment option and adding the amount in the policy loan account.

We will determine the value of the assets in the separate account at the end of each Valuation Period. We will determine the Cash Value at least monthly. To determine the number of Sub-Account Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Sub-Account Unit value for the Sub-Account (using the next Valuation Period following when we receive the Premium).

If you surrender part or all of the policy, we will deduct a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds to the surrendered amount. Thus, your policy's Cash Value will be reduced by the surrendered amount. If we assess a partial surrender charge, we will subtract the charge from the proceeds before delivering the net amount to you.

Similarly, when we assess charges or deductions, a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the policy's Cash Value. Unless you direct otherwise, we make these deductions in the same proportion that your interests in the separate account and the fixed account bear to the policy's total Cash Value.

The Cash Value in the fixed account and the policy loan account is credited with interest daily at the guaranteed minimum annual effective rate stated on the Policy Data Page. We may decide to credit interest in excess of the guaranteed minimum annual effective rate. For the fixed account, we will guarantee the current rate in effect through the end of the calendar quarter. Upon request, we will inform you of the current applicable rates for each account. For more information, see "The Fixed Investment Option," beginning on page 48 and "Loan Amount And Interest," beginning on page 57.

On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.

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DOLLAR COST AVERAGING

You may elect to participate in a dollar cost averaging program. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your Premium among the Sub-Account portfolios and the fixed investment option over a period of time to allow you to potentially reduce the risk of investing most of your Premium into the Sub-Accounts at a time when prices are high.

There is no additional charge for dollar cost averaging. A dollar cost averaging program may not be available in all states. We do not assure the success of these strategies; success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Units when their value is low, as well as when it is high. We may modify, suspend or discontinue these programs at any time. We will notify you in writing 30 days before we do this.

On a monthly basis (or another frequency we may permit), a specified dollar amount of your Premium is systematically and automatically transferred from the fixed account to a Sub-Account portfolio. With dollar cost averaging, you may also have Premium transferred from the GVIT Gartmore GVIT Money Market Fund:
Class I.

With dollar cost averaging, we will continue to process transfers until there is no more value left in the fixed account or the originating mutual fund(s). You may also instruct us in writing to stop the transfers. If you have Premium transferred from the fixed account, the amount must be no more than 1/30th of the fixed account value at the time you elect to participate in the program. Either you elect to participate in the dollar cost averaging program upon application or by submitting an election form before the beginning of the month.

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                                THE DEATH BENEFIT
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CALCULATION OF THE DEATH BENEFIT PROCEEDS

We will calculate the Death Benefit and pay it to the beneficiary when we receive at our Home Office proof that the Insured has died, as well as other customary information. The Death Benefit may be subject to an adjustment if death occurs within the contestability period or at any time if there has been a material misstatement.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount. The Death Benefit will depend on which option you have chosen and the tax test (as described in the following "Minimum Required Death Benefit" section) you have elected. Also, the Death Benefit may vary with the Cash Value of the policy, which depends on investment performance. You may choose one of three Death Benefit options. Not all Death Benefit options are available in all states. If you do not elect a Death Benefit, the policy's Death Benefit will be Option One.

For policies issued after the later of May 1, 2002 or the date we are authorized to issue policies with a maximum Death Benefit within your state, we reserve the right to limit the amount of insurance under any policy to the maximum Death Benefit. Currently, the maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Specified Amount on the policy issue date and (ii) $8,000,000. We may increase the maximum Death Benefit at our sole discretion.

We will calculate the Death Benefit on the monthly anniversary and upon the death of the Insured. If the calculation exceeds the maximum Death Benefit, we reserve the right to pay to you a pre-death distribution to reduce the Cash Value so that the Death Benefit will not exceed the sum of the Cash Value and the lesser of (i) 180% of the Specified Amount on the policy issue date and (ii) $7,200,000. If Death Benefit Option 3 is applicable and the accumulated Premium account is greater than the Cash Value, we reserve the right to reduce the amount previously credited to the accumulated Premium account to an amount equal to 90% of the Cash Value immediately before the distribution. For example, if at the time of the pre-death distribution, your Cash Value is $100 and your accumulated Premium account is $102, we would reduce your accumulated Premium account by $12 to $90 (i.e., 90% of the Cash Value). The accumulated Premium account will not become less than zero because of a pre-death distribution.

The maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords you. For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Internal Revenue Code. In some instances, you and we may address this situation by increasing the Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the tax code definition. If, however, an increase in the Specified Amount would cause the Death Benefit to exceed the maximum Death Benefit, then this method of achieving compliance with the tax code definition of life insurance may not be available.

We will notify you that a pre-death distribution and/or a reduction in the accumulated Premium account has been generated. We will send this notice no later than thirty days after we become aware that the maximum Death Benefit has been exceeded. Taxes arising from the pre-death distribution, if any, are your responsibility. We urge you to confer with your tax adviser regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.

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DEATH BENEFIT OPTIONS

There are the three Death Benefit options under the policy. You may choose one. If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One.

     OPTION ONE

     The Death Benefit will be the greater of the Specified Amount or the minimum required Death Benefit.

     OPTION TWO

     The Death Benefit will be the greater of the Specified Amount plus the Cash Value as of the date of death (which will vary with the investment performance), or the minimum required Death Benefit.

     OPTION THREE

     The Death Benefit will be the greater of the sum of the Specified Amount on the date of death and the accumulated Premium account (which consists of all

     Premium payments accumulated to the date of the death less partial surrenders accumulated to the date of death) or the minimum required Death Benefit.

The Proceeds payable upon the death of the Insured are equal to Death Benefit reduced by policy indebtedness and unpaid charges and increased by any insurance provided by riders. Also, for policies to which an "other amount paid at surrender" is available as of the time the Proceeds become payable may receive an additional payment. For more information, see "Other Amounts Paid At Surrender" beginning on page 54. This additional payment will be based on the other amount paid at surrender at the time the Proceeds become payable.

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THE MINIMUM REQUIRED DEATH BENEFIT

Each death benefit option has a minimum required Death Benefit. The minimum required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle.

At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

     o    the cash value accumulation test; or

     o    the guideline premium/cash value corridor test.

The cash value accumulation test determines the minimum required Death Benefit by multiplying the account value by a percentage set out in the federal tax regulations to the Code. The percentages depend upon the Insured's age, sex and underwriting classification.

Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient death benefit in relation to the account value at all times.

The guideline Premium/Cash Value corridor test determines the minimum required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

Regardless of which test you elect, we will monitor compliance to assure that the policy meets the statutory definition of life insurance for federal tax purposes. As a result, the death Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes.

If you do not elect a test, we will assume that you intended to elect the cash value accumulation test.

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CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, you may elect to change the Death Benefit option under the policy from either Option One to Option Two, or from Option Two to Option One. You may not change from or to Option Three. We will permit only one change of Death Benefit option per policy year. The effective date of a change will be the monthly anniversary date following the date we approve the change.

For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.

We will adjust the Specified Amount so that the difference between the Death Benefit and the Cash Value (i.e., the Net Amount at Risk) remains constant before and after the Death Benefit option change. Because your Net Amount at Risk is the same before and after the reduction, reducing the Specified Amount by itself does not alter the policy's cost of insurance. The policy's charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in factors such as the Cash Value, these charges may increase or decrease after the reduction.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum Premium limitations under Section 7702 of the Code.

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SUICIDE

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any indebtedness, and less any partial surrenders. If the Insured dies by suicide, while sane or insane, within two years from the date we accept an application for an increase in the Specified Amount, we will pay no more than the Death Benefit associated with the initial Specified Amount, plus the cost of insurance charges associated with the increase in Specified Amount.

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                                   SURRENDERS
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FULL SURRENDER

You may surrender the policy for the cash surrender value at any time while the Insured is alive. We calculate the cash surrender value based on the policy's cash value. For more information, see "Cash Value" beginning on page 50. To derive the cash surrender value, we will deduct from the cash value, any due and payable periodic charges and Indebtedness. The effective date of a surrender will coincide with the date on which we receive the policy and your written request at our Home Office. We reserve the right to postpone payment of that portion of the cash surrender value attributable to the fixed account for up to six months.

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OTHER AMOUNTS PAID AT SURRENDER

For a policy purchased by a corporation or another entity, an amount may be paid by us in addition to the policy's Cash Surrender Value if, during a limited, specified time period, the policy is completely surrendered and the surrender Proceeds are paid directly to the policy owner as of the date of issue. We will inform you of the availability of this arrangement at the time you apply for the policy. This payment will not be made from the policy, but is a separate obligation of Nationwide. This additional payment does not apply to a partial surrender, to a policy loan, or to a complete surrender for which you instruct us to pay the Proceeds to a party other than the policy owner as of the date of issue. An additional surrender payment may also be available to an individually owned policy if the Premiums are paid by a corporate sponsor to whom the individual has assigned rights under the policy.

The amount, duration, and availability of additional surrender payments may vary based on a number of factors, including:

     o    the number of Insureds;

     o    the nature of the relationship among individual Insureds;

     o    the purpose for which the policies are being purchased;

     o    the expected persistency of the policies; and

     o any other circumstances which are rationally related to an expected reduction in acquisition or administrative costs.

We will pay surrender payments that are in addition to the policy's Cash Surrender Value from our general account. WE URGE YOU TO CONSULT WITH YOUR TAX ADVISER ABOUT THE TAX TREATMENT OF ADDITIONAL SURRENDER PAYMENTS. The criteria for additional surrender payments may change from time to time. Additional surrender payments will be determined in a manner that is not unfairly discriminatory to policy owners.

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PARTIAL SURRENDER

After the policy has been In Force for one year, you may request a partial surrender by sending a written request to the address on the first page of this prospectus. We reserve the right to limit partial surrenders to one per year.

We permit partial surrenders if the partial surrender satisfies the following requirements:

     o    the minimum partial surrender is $500;

     o a partial surrender may not cause the total Specified Amount to be reduced below the minimum Specified Amount shown on the Policy Data Page;

     o the maximum amount of a partial surrender is the Cash Surrender Value less the greater of $500 or three monthly deductions; and

     o after the partial surrender, the policy continues to qualify as life insurance.

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REDUCTION OF SPECIFIED AMOUNT ON A PARTIALSURRENDER

When a partial surrender is made, we reduce the Cash Value by the amount of the partial surrender. If the policy assets are held in more than one Sub-Account, we effect the partial surrender proportionately from the assets in each Sub-Account at the time of the partial surrender. We will distribute amounts from the fixed account only when there are insufficient amounts in the Sub-Accounts.

When you take a partial surrender, ordinarily we will reduce the Specified Amount so that the Net Amount at Risk does not increase. Because your Net Amount at Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy's cost of insurance. The policy's charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in factors such as the fluctuation in the policy's Cash Value, these charges may increase or decrease after the reduction in Specified Amount.

However, we will not decrease the Specified Amount by more than the partial surrender amount reduced by any preferred partial surrenders. A preferred partial surrender is a partial surrender that:

     o    occurs before the 15th policy anniversary; and

     o when added to any prior preferred policy surrenders in that same policy year, it does not exceed 10% of the Cash Surrender Value as of the beginning of the policy year.

Any reduction we make to the Specified Amount will be made in the following order:

     o    against the most recent increase in the Specified Amount;

     o against the next most recent increases in the Specified Amount in succession; and

     o    against the Specified Amount under the original application.

While we reserve the right to deduct a partial surrender fee, we currently deduct none. Certain partial surrenders may result in currently taxable income and tax penalties. Also, partial surrenders could cause your policy to become a "modified endowment contract" under the Code, which would change the income tax treatment of any distributions from the policy. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 61.

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                               THE PAYOUT OPTIONS
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You have a number of options of receiving Proceeds, besides in a lump sum, which you may elect upon application. We will pay the Proceeds from our general account. If you do not make an election, when the Insured dies, the beneficiary may do so. If the beneficiary does not make an election, we will pay the Proceeds in a lump sum. Normally, we will make the lump sum payment within seven days (30 days if the Proceeds are paid because of the Insured's death) after we receive your written request at our Home Office. We reserve the right to delay for six months from the date of your request the payment of any surrender Proceeds allocated to the fixed account. Also, we will postpone any payment of Proceeds on the days we are unable to price Sub-Account Units. For more information, see "When Sub-Account Units Are Valued," beginning on page 49. To elect more than one payout option, you must apportion at least $2,000 per option, which would amount to a payment, at specified intervals, of at least $20. At any time before Proceeds become payable, you may request to change your payout option in writing to our Home Office. At any time before the Proceeds become payable, you may request to change your payout option in writing to our Home Office. Changing the beneficiary of the policy will revoke the settlement options in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process.

Please note that for the remainder of The Payout Options section only, "you" means the person we are obligated to pay.
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INTEREST INCOME

You keep the Proceeds with us to earn interest at a specified rate. The Proceeds can be paid at the end of twelve-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

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INCOME FOR A FIXED PERIOD

You keep the Proceeds with us, but are paid at specified intervals over a number of years (no more than 30). Each payment consists of a portion of the Proceeds plus interest at a guaranteed rate. The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us to our Home Office. We will pay interest at an annually determined rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

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LIFE INCOME WITH PAYMENTS

We pay you the Proceeds at specified intervals for a guaranteed period (10, 15 or 20 GUARANTEED years), and, then, for the rest of your life. The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and if you live longer than the guaranteed period, payments will cease upon your death. During the guaranteed period, we will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate. If you die after the guaranteed period has elapsed, we will make no payments to your estate.

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FIXED INCOME FOR VARYING PERIODS

You keep the Proceeds with us, but are paid a fixed amount at specified intervals. The total amount payable each year may not be less than 5% of the original Proceeds. The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

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JOINT AND SURVIVOR LIFE

We pay you the Proceeds in equal payments at specified intervals for the life of the payee who lives longer. The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and, payments will cease upon the death of the payee who lives longer. We will make no payments to the last surviving payee's estate.

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ALTERNATE LIFE INCOME

We use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be 102% of our current individual immediate annuity purchase rate on the date you choose this settlement option. The Proceeds can be paid at the end of twelve-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and payments will cease upon your death.

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                                  POLICY LOANS
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While the policy is In Force, you may take an advance of money from the Cash Value otherwise only available upon surrender or maturity, or upon payment of the Death Benefit. We call this advance a policy loan. You may increase your risk of Lapse if you take a policy loan. There also may be adverse tax consequences. You should obtain competent tax advice before you decide to take a policy loan.

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LOAN AMOUNT AND INTEREST

The minimum policy loan you may take is $500. You may take no more than the maximum loan value which equals (1) plus (2) plus (3), where:

     (1)  is 90% of the Sub-Account portfolios;

     (2)  is 100% of the fixed account; and

     (3)  is 100% of the loan account.


We guarantee the effective annual interest rate will not exceed 3.75%. Interest will accrue daily and is due and payable at the end of each policy year or at the time of an additional loan. If left unpaid, it will be added to the outstanding balance of your policy loan.

For policies issued on or after September 9, 2002, we expect to charge an effective annual interest rate of 3.70% on the outstanding balance of your policy loan for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter.

For policies issued prior to September 9, 2002, we expect to charge an effective annual interest rate of 3.40% on the outstanding balance of your policy loan for the first four policy years, 3.25% for policy years 5 through 20, and 3.10% thereafter.

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COLLATERAL

As collateral or security, we will transfer to our loan account an amount equal to the amount of the policy loan. We will only make a transfer from the fixed investment option if the loan amount exceeds 90% of the Cash Value you have allocated to Sub-Account portfolios. We will credit interest to the collateral at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

We will credit interest to the collateral at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

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REPAYMENT

You may repay all or part of a policy loan at any time while your policy is In Force during the Insured's lifetime. The minimum repayment is $50. While your policy loan is outstanding, we will credit all payments you make as Premium payments, unless you provide written notice that they are to be applied as loan repayments. If you do not specify any Sub-Account portfolios to allocate loan repayments, we will transfer the amount from the policy loan account to the Sub-Account portfolios and fixed investment option based on your allocations as of the date of repayment.

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NET EFFECT OF LOANS

The amount we transfer to our loan account as collateral for a policy loan will neither be affected by the investment performance of the Sub-Accounts, nor credited with the interest rates accruing on the fixed account. For more information, see "In Summary: Fee Tables," in particular, the footnotes, beginning on page 6. Whether repaid, a policy loan affects the policy, the loan account value, the net Cash Surrender Value and the Death Benefit. Repaying a policy loan causes the Death Benefit and net Cash Surrender Value to increase by the repayment amount. A policy loan will affect the policy account value even if repaid because we credit these amounts with an interest rate we declare rather than with a rate of return that reflects the investment performance of the separate account.
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                                     LAPSE
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So long as your policy's Cash Surrender Value is enough to cover the monthly deduction of charges on each monthly anniversary date, the policy will remain In Force. The Cash Surrender Value could be below the amount of a monthly deduction because you have not paid enough Premium into the policy or because Investment Experience has decreased the Cash Surrender Value, or both. The policy will remain In Force during the Grace Period.

Stated another way, this policy will Lapse when the Grace Period ends before you make a required Premium payment as stated in a notice.

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GRACE PERIOD

If the Cash Surrender Value on a monthly anniversary date is not sufficient to cover the current monthly deduction, then a Grace Period begins.

We will send you a notice at the start of the Grace Period to the address on the application or another address you have specified. The notice will state the amount of Premium required to avoid lapsing the policy. The amount of Premium specified in the notice will equal the lesser of at least 3 times the current monthly deduction. The Grace Period will end 61 days after the day the notice is mailed. If we do not receive sufficient Premium by the end of the Grace Period, the policy including all Riders you have selected will Lapse without value. The Grace Period will not alter the operation of the policy or the payment of Proceeds.

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REINSTATEMENT

If the Grace Period ends and you have neither paid the required Premium nor surrendered the policy for its Cash Surrender Value, you may reinstate the policy by:

     o submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date;

     o    providing evidence of insurability satisfactory to us;

     o paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period;

     o paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement; and

     o paying or reinstating any indebtedness against the policy which existed at the end of the Grace Period.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date we approve the application for reinstatement. If the policy is reinstated, the Cash Value on the date of reinstatement, will be set to the Cash Value at the end of the Grace Period.

We will then add any Premiums or loan repayments that you made to reinstate the policy.

The allocations to Sub-Account portfolios in effect at the start of the Grace Period will be reinstated, unless you instruct otherwise.

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                                      TAXES
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TYPES OF TAXES OF WHICH TO BE AWARE

Federal Income Tax. Generally, the United States assesses a tax on income which is broadly defined to include all items of income from whatever source, unless the item is specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.

Federal Transfer Tax. In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).


The gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount (in 2005, up to $11,000 per recipient) from the value of the gift. In addition, each donor is allowed a credit against the first $1 million in lifetime gifts (calculated after taking into account the $11,000 exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse. Unlike the estate tax, the gift tax is not scheduled to be repealed.

In general, in 2005, an estate of less than $1,500,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. The $1.5 million amount increases to $2 million in 2006, 2007, and 2008 and $3.5 million in 2009. The federal estate tax is (but not the gift tax) scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010. If the estate tax is reinstated and Congress has not acted further, the size of estates that will not incur an estate tax will revert to $1 million. Also, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.


In addition, if the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2004, 48%, decreasing by 1 percentage point each year until 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes. State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in your case, the specific nature of these taxes preclude a useful description of them in this prospectus.

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BUYING THE POLICY

Note to Non-Resident Aliens. Specific tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death Proceeds, or other distributions and/or ownership of the policy. If you are a non-resident alien, you should confer with a competent tax professional with respect to the tax treatment of this policy.

Federal Income Tax. Generally, the Code treats life insurance Premiums as a personal expense. This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.


Federal Transfer Tax. Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as where the premium is paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

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INVESTMENT GAIN IN THE POLICY

The income tax treatment of changes in the policy's Cash Value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's Cash Value is not included in your taxable income for federal income tax purposes.

To qualify as life insurance, the policy must meet certain tests set out in
Section 7702 of the Code. For more information, see "The Minimum Required Death Benefit," beginning on page 53. In addition to meeting the tests required under
Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, you will be deemed to be the owner of the underlying securities and taxed on the earnings of your policy's account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

We will monitor compliance with the Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance. We will also monitor the Policy's compliance with Code Section 7702. Thus, the policy should receive federal income tax treatment as life insurance.

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PERIODIC WITHDRAWALS, NON-PERIODIC WITHDRAWALS AND LOANS

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy. It also applies to Premiums we accept but then return to meet the Code's definition of life insurance. For more information, see "The Minimum Required Death Benefit," beginning on page 53.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance contract that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance contract that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a contract is issued as a modified endowment contract, it will always be a modified endowment contract; a contract that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the contract, such as payment of additional Premiums.

When the Policy is Life Insurance that is a Modified Endowment Contract. Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent the Cash Value of the policy exceeds, at the time of the transaction, the Premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.


When the Policy is Life Insurance that is NOT a Modified Endowment Contract. If the policy is not issued as a modified endowment contract, Nationwide will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. You should carefully consider this potential tax ramification and seek further information before initiating any changes in the terms of the policy.

Distributions from life insurance contracts that are not modified endowment contracts are treated as being (a) from the Premiums paid into the contract, and then (b) from the income in the contract. Because Premium payments are generally nondeductible, distributions not in excess of aggregate Premium payments are generally not includible in income; instead, they reduce the owner's "cost basis" in the contract. In addition, a loan from life insurance contracts that are not modified endowment contracts are not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Contracts that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

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SURRENDER OF THE POLICY

A total surrender or cancellation of the policy by Lapse or the maturity of the policy on its Maturity Date may have adverse tax consequences. If the amount you receive plus total policy indebtedness exceeds the Premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

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WITHHOLDING

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. We will withhold income tax unless you advise us, in writing, of your request not to withhold. If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a contract may be subject to mandatory back-up withholding. Mandatory back-up withholding means we are required to withhold taxes on a distribution at a rate established by Section 3406 of the Code and the recipient cannot elect to receive the entire distribution. Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

     o    the value each year of the life insurance protection provided;

     o    an amount equal to any employer-paid Premiums;

     o some or all of the amount by which the current value exceeds the employer's interest in the policy; or

     o interest that is deemed to have been forgiven on a loan that was deemed to have been made by the employer.


Participants in an employer sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

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EXCHANGING THE POLICY FOR ANOTHER LIFE INSURANCE POLICY

As described in the section "Surrenders," you ordinarily will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy. If, however, you exchange the policy for another life insurance policy, a modified endowment contract or an annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code
Section 1035. To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract.

Also, the new policy or contract cannot extend the Maturity Date of the policy or otherwise delay a distribution that would extend when tax would be payable under the policy.

Generally, the new policy or contract will be treated as having the same date of issue and tax basis as the old contract.

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TAXATION OF DEATH BENEFITS

Federal Income Tax. The death Proceeds payable under a policy generally are excludable from gross income of the beneficiary under Section 101 of the Code. However, if the policy is transferred to a new owner for valuable consideration, then a portion of the Death Benefit may be includable in the beneficiary's gross income when it is paid.


Federal Transfer Taxes. When the Insured dies, the Death Benefit will generally be included in such Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary. If the beneficiary is two or more generations younger than the Insured, the payment of the death Proceeds at the death of the Insured may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the death Proceeds and pay them directly to the IRS as the GSTT liability.


If the owner of the contract is not the Insured or the beneficiary, payment of the death benefit to the beneficiary will be treated as a gift by the owner to the beneficiary.

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SPECIAL CONSIDERATIONS FOR CORPORATIONS

Section 264 of the Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the Premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the Death Benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Cash Surrender Value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.


Due to the complexity of these rules, and because the application of these rules is affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisers regarding these matters.


Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's Cash Value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.

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TAXES AND THE VALUE OF YOUR POLICY

A Premium load is assessed on each Premium payment, and their remainder is invested in accordance with your investment allocations. The Premium load partially recovers certain taxes assessed by federal and state taxing authorities. For more information, see "Premium Load (Charge)," beginning on page 44.


For federal income tax purposes, the separate account is not a separate entity from Nationwide Life and Annuity Insurance Company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.


At present, we do not initially expect to incur any federal income tax liability that would be chargeable to the Units you hold in the separate account. Based upon this expectations, no charge is currently being made against your Units in the separate account for federal income taxes. If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of your Units in the separate account.

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TAX CHANGES

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If you, the Insured, the beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death Proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law. EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date. Among other matters, EGTRRA provides for the repeal of the federal estate and generation skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice. You should consult your independent legal, tax and/or financial adviser.

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                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
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We are a stock life insurance company organized under Ohio law. We were established in 1981 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215. We provide long-term savings products by issuing life insurance, annuities and other retirement products.

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                        NATIONWIDE VL SEPARATE ACCOUNT-D
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ORGANIZATION,REGISTRATION AND OPERATION

Nationwide VL Separate Account-D is a separate account established under Ohio law. We own the assets in this account, and we are obligated to pay all benefits under the policies. We may use the account to support other variable life insurance policies we issue. It is registered with the SEC as a Unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. This registration, however, does not involve the SEC's supervision of this account's management or investment practice or policies.

It is divided into Sub-Accounts that may invest in shares of the available Sub-Account portfolios. We buy and sell the Sub-Account portfolio shares at Net Asset Value. Any dividends and distributions from a Sub-Account portfolio are reinvested at Net Asset Value in shares of that Sub-Account portfolio.

Income, gains, and losses, whether or not realized, from the assets in the account will be credited to, or charged against, the account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the Investment Experience of our other assets. Its assets are held separately from our other assets and are not part of our general account. We may not use the separate account's assets to pay any of our liabilities other than those arising from the policies. If the separate account's assets exceed the required reserves and its other liabilities, we may transfer the excess to our general account. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

If investment in the mutual funds or a particular portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the policy, or for any other reason at our sole discretion, we may substitute another mutual fund or portfolio without your consent. The substituted mutual fund or portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investments of future Premium, or both. We will comply with federal securities laws to effect a substitution. Furthermore, we may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time at our sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

In addition, we reserve the right to make other structural and operational changes affecting this separate account.

WE DO NOT GUARANTEE ANY MONEY YOU PLACE IN THIS SEPARATE ACCOUNT. THE VALUE OF EACH SUB-ACCOUNT WILL INCREASE OR DECREASE, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE CORRESPONDING PORTFOLIO. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

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ADDITION, DELETION, OR SUBSTITUTION OF MUTUAL FUNDS

Where permitted by applicable law, we reserve the right to:

          o remove, combine, or add Sub-Accounts and make new Sub-Accounts available to you;

          o substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

          o    substitute or close Sub-Accounts to allocations;

          o transfer assets supporting the policies from one Sub-Account to another or from the separate account to another separate account;

          o combine the separate account with other separate accounts, and/or create new separate accounts;

          o deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by the law; and

          o modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

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VOTING RIGHTS

Unless there is a change in existing law, on all matters submitted to shareholders we will vote our portfolio shares attributable to your allocations in a Sub-Account only as you instruct.

Before a vote of a portfolio's shareholders occurs, you will have the right to instruct us based on the number of portfolio shares that corresponds to the amount of policy account value you have in the portfolio (as of a date set by the portfolio). We will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the Cash Value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.

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                                LEGAL PROCEEDINGS
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NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide and its parent company, Nationwide Life Insurance Company ("NLIC"), are parties to litigation and arbitration proceedings in the ordinary course of their business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide's financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide's financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. Nationwide has been contacted by regulatory agencies and state attorneys general for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. Nationwide is cooperating with regulators in connection with these inquiries. Nationwide Mutual Insurance Company ("NMIC"), Nationwide's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including Nationwide. Nationwide will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of Nationwide's litigation matters.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or NLIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted NLIC's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC intends to defend this lawsuit vigorously.

The following cases relate specifically to NLIC (Nationwide's parent):

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a NLIC annuity or insurance product, held units of any NLIC sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, NLIC filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted NLIC's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and NLIC intends to defend it vigorously.

On May 1, 2003, NLIC was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. The plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. The plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. NLIC's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. NLIC intends to defend this lawsuit vigorously.

On August 15, 2001, NLIC was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. NLIC opposed that motion on December 24, 2003. On July 6, 2004, NLIC filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. NLIC intends to defend this lawsuit vigorously.

--------------------------------- ----------------------------------------------

NATIONWIDE INVESTMENT SERVICES CORPORATION

The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Statement of Additional Information contains financial statements for Nationwide Life and Annuity Insurance Company and of Nationwide VL Separate Account - D. You may obtain the Statement of Additional Information FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus. You should distinguish the financial statements of the company and subsidiaries from the financial statements of the separate account. Please consider the financial statements of the company only as bearing on our ability to meet the obligations under the policy. You should not consider the financial statements of the company and subsidiaries as affecting the investment performance of the assets of the separate account.

--------------------------------------------------------------------------------
                             APPENDIX A: DEFINITIONS
--------------------------------------------------------------------------------

  ATTAINED AGE - The Insured's Issue Age plus the number of full years since the
   Policy Date.
--------------------------------------------------------------------------------

  CASH SURRENDER VALUE - The policy's Cash Value minus the amount of any loans and minus any outstanding charges.
--------------------------------------------------------------------------------

  CASH VALUE - The amount equal to the Premiums you pay, minus policy charges and any indebtedness, plus the Investment Experience of your policy's investment options.
--------------------------------------------------------------------------------

  CODE - The Internal Revenue Code of 1986, as amended.
--------------------------------------------------------------------------------

  DEATH BENEFIT - The amount we pay to the beneficiary upon the Insured's death, before payment of any unpaid outstanding loan balances or charges.
--------------------------------------------------------------------------------

  GRACE PERIOD - The period in which the Policy is In Force even though a
   Premium payment is past due.
--------------------------------------------------------------------------------

  HOME OFFICE - Our Home Offices are located at One Nationwide Plaza, Columbus,
   Ohio 43215.
--------------------------------------------------------------------------------

  IN FORCE - The insurance coverage is in effect.
--------------------------------------------------------------------------------

  INSURED - The person whose life we insure under the policy, and whose death triggers the Death Benefit.
--------------------------------------------------------------------------------

  INVESTMENT EXPERIENCE - The rate of return or performance for investment options.
--------------------------------------------------------------------------------

  LAPSE - The policy terminates without value.
--------------------------------------------------------------------------------

  MATURITY DATE - The policy anniversary on or next following the Insured's
   100th birthday.
--------------------------------------------------------------------------------

  NET AMOUNT AT RISK - The policy's Death Benefit (consisting of base and
   Additional Protection Rider coverage) minus the policy's Cash Value.
--------------------------------------------------------------------------------

  NET ASSET VALUE (NAV) - The price of each share of a mutual fund in which a
   Sub-Account portfolio invests. It is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. We use NAV to calculate the value of Units. NAV does not reflect deductions we make for charges we take from Sub-Accounts. Unit values do reflect these deductions.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  NET PREMIUM - Premium after transaction charges, but before any allocation to an investment option.
--------------------------------------------------------------------------------

  POLICY DATA PAGE - The part of the policy that contains more detailed information about the policy; some of which is particular to the owner, the Insured, and the beneficiary.
--------------------------------------------------------------------------------

  POLICY DATE - The date the policy takes effect as shown on the Policy Data
   Page. Policy years and months are measured from this date.
--------------------------------------------------------------------------------

  POLICY PROCEEDS OR PROCEEDS - Policy Proceeds may constitute the Death
   Benefit, or the amount payable if the policy matures or you choose to surrender the policy.
--------------------------------------------------------------------------------

  PREMIUM - The amount of money you pay to begin and continue the policy.
--------------------------------------------------------------------------------

  RIDER - An optional benefit you may purchase under the policy.
--------------------------------------------------------------------------------

  SEC - The Securities and Exchange Commission.
--------------------------------------------------------------------------------

  SPECIFIED AMOUNT - The dollar amount of insurance the owner selects. The
   Specified Amount consists of the insurance provided under the base portion of the policy and the coverage under the Additional (insurance) Protection Rider. This amount is used in determining the Death Benefit we will pay the beneficiary.
--------------------------------------------------------------------------------

  SUB-ACCOUNTS - The record-keeping tool we use to track the investment performance of the mutual funds that are investment options, and the value of your allocations to the investment options, after we deduct transaction fees and periodic charges.
--------------------------------------------------------------------------------

  UNIT - Determines the variable investment part of your policy's Cash Value. It represents your interest in the Sub-Accounts.
--------------------------------------------------------------------------------

  US, WE, OUR or the COMPANY - Nationwide Life and Annuity Insurance Company.
--------------------------------------------------------------------------------

  VALUATION PERIOD - The period during which we determine the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of normal trading on the New York Stock Exchange.
--------------------------------------------------------------------------------

  YOU, YOUR or the POLICY OWNER OR OWNER - the person named as the owner in the application, or the person assigned ownership rights.
--------------------------------------------------------------------------------

OUTSIDE BACK COVER PAGE


To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net Cash Surrender Values, and Cash Values, and to request other information about this policy please call or write to our Service Center at 1-877-351-8808 (TDD:
1-800-238-3035) or write to us at Nationwide Life and Annuity Insurance Company, Corporate Insurance Markets, One Nationwide Plaza, 1-11-08, Columbus, OH 43215-2220.


The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy. Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Investment Company Act of 1940 Registration File No. 811-8891.

                        NATIONWIDE VL SEPARATE ACCOUNT-D
                                  (REGISTRANT)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                   (DEPOSITOR)

                          One Nationwide Plaza, 1-11-08
                             Columbus, OH 43215-2220
                                 1-877-351-8808
                               TDD: 1-800-238-3035

                       STATEMENT OF ADDITIONAL INFORMATION

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES



     This Statement of Additional Information ("SAI") contains additional information regarding the corporate flexible premium variable universal life insurance policy offered by us, Nationwide Life and Annuity Insurance Company. This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2005 and the prospectuses for the variable investment options available under the policy. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above.

     The date of this Statement of Additional Information is May 1, 2005.

                                TABLE OF CONTENTS

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

NATIONWIDE VL SEPARATE ACCOUNT-D

NATIONWIDE INVESTMENT SERVICES CORPORATION (NISC)

SERVICES

UNDERWRITING PROCEDURE

ILLUSTRATIONS


ADVERTISING
     MONEY MARKET YIELDS
     HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS


TAX DEFINITION OF LIFE INSURANCE

FINANCIAL STATEMENTS




                                   SAI-1

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY


We are a stock life insurance company organized under the laws of the State of Ohio in 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. We provide life insurance, annuities and retirement products. We are admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Life Insurance Company. All of Nationwide Life Insurance Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $157 billion as of December 31, 2004.


NATIONWIDE VL SEPARATE ACCOUNT-D

Nationwide VL Separate Account-D is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. We established the separate account on May 21, 1998 pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

NATIONWIDE INVESTMENT SERVICES CORPORATION (NISC)


The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide Life Insurance Company. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. NISC was organized as an Oklahoma corporation in 1981.


The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD").

We paid no underwriting commissions to NISC for each of the separate account's last three fiscal years.

SERVICES

We have responsibility for administration of the policies and the variable account. We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.


We are the custodian of the assets of the variable account. We will maintain a record of all purchases and redemption of shares of the mutual funds. We or our affiliates may have entered into agreements with either the investment adviser or distributor for the mutual funds. The agreements relate to administrative services we or our affiliate furnish. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. We also act as a limited agent for the fund for



                                        SAI-2
purposes of accepting the trades. For these services the funds agree to pay us an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

We take these anticipated fee payments into consideration when determining the expenses necessary to support the policies. Without these payments, policy charges would be higher. Only those funds that agree to pay us a fee will be offered in the policy. Generally, we expect to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company.

The financial statements of Nationwide VL Separate Account-D and Nationwide Life and Annuity Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2004 financial statements of Nationwide Life and Annuity Insurance Company contains an explanatory paragraph that states that Nationwide Life and Annuity Insurance Company adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.


UNDERWRITING PROCEDURE

We underwrite the policies issued through Nationwide VL Separate Account-D. The policy's cost of insurance depends upon the Insured's issue age, risk class, and length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies are based on the 1980 Commissioners' Standard Ordinary Male Mortality Table, Age Last Birthday aggregated as to tobacco status. Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the guaranteed cost of insurance rate on a standard basis. That is, guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.

The rate class of an Insured may affect the cost of insurance rate. We currently place Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the Insured. On groups, we may underwrite using short-form questionnaires or abbreviated medical evaluations.

If there is an increase in the Specified Amount, the cost of insurance charges for the increased amount will reflect the duration since the increase, rather than the duration since the certificate was originally issued. If Death Benefit Option 1 is in effect and there have been increases in the Specified Amount, then the Cash Value will first be considered a part of the initial Specified Amount. If the Cash Value exceeds the initial Specified Amount, it will then be considered a part of the additional increase in Specified Amount resulting from the increase, in the order of the increase.


                                SAI-3

ILLUSTRATIONS

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and Premium class, the Death Benefits option, face amount, planned periodic Premiums, and Riders requested.

ADVERTISING

Rating Agencies

Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

MONEY MARKET YIELDS

We may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

We will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Please note that performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

TAX DEFINITION OF LIFE INSURANCE

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

The tables below show the numeric requirements for each test.


                                SAI-4

GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST
TABLE OF APPLICABLE PERCENTAGES OF CASH VALUE
-----------------------------------------
  ATTAINED AGE OF    PERCENTAGE OF CASH
  YOUNGER INSURED           VALUE
-----------------------------------------
-----------------------------------------
       0-40                 250%
-----------------------------------------
-----------------------------------------
         41                 243%
-----------------------------------------
-----------------------------------------
         42                 236%
-----------------------------------------
-----------------------------------------
         43                 229%
-----------------------------------------
-----------------------------------------
         44                 222%
-----------------------------------------
-----------------------------------------
         45                 215%
-----------------------------------------
-----------------------------------------
         46                 209%
-----------------------------------------
-----------------------------------------
         47                 203%
-----------------------------------------
-----------------------------------------
         48                 197%
-----------------------------------------
-----------------------------------------
         49                 191%
-----------------------------------------
-----------------------------------------
         50                 185%
-----------------------------------------
-----------------------------------------
         51                 178%
-----------------------------------------
-----------------------------------------
         52                 171%
-----------------------------------------
-----------------------------------------
         53                 164%
-----------------------------------------
-----------------------------------------
         54                 157%
-----------------------------------------
-----------------------------------------
         55                 150%
-----------------------------------------
-----------------------------------------
         56                 146%
-----------------------------------------
-----------------------------------------
         57                 142%
-----------------------------------------
-----------------------------------------
         58                 138%
-----------------------------------------
-----------------------------------------
         59                 134%
-----------------------------------------
-----------------------------------------
         60                 130%
-----------------------------------------
-----------------------------------------
         61                 128%
-----------------------------------------
-----------------------------------------
         62                 126%
-----------------------------------------
-----------------------------------------
         63                 124%
-----------------------------------------
-----------------------------------------
         64                 122%
-----------------------------------------
-----------------------------------------
         65                 120%
-----------------------------------------
-----------------------------------------
         66                 119%
-----------------------------------------
-----------------------------------------
         67                 118%
-----------------------------------------
-----------------------------------------
         68                 117%
-----------------------------------------
-----------------------------------------
         69                 116%
-----------------------------------------
-----------------------------------------
         70                 115%
-----------------------------------------
-----------------------------------------
         71                 113%
-----------------------------------------
-----------------------------------------
         72                 111%
-----------------------------------------
-----------------------------------------
         73                 109%
-----------------------------------------
-----------------------------------------
         74                 107%
-----------------------------------------
-----------------------------------------
         75                 105%
-----------------------------------------
-----------------------------------------
         76                 105%
-----------------------------------------
-----------------------------------------
         77                 105%
-----------------------------------------
-----------------------------------------


                                      SAI-5

-----------------------------------------
-----------------------------------------
         78                 105%
-----------------------------------------
-----------------------------------------
         79                 105%
-----------------------------------------
-----------------------------------------
         80                 105%
-----------------------------------------
-----------------------------------------
         81                 105%
-----------------------------------------
-----------------------------------------
         82                 105%
-----------------------------------------
-----------------------------------------
         83                 105%
-----------------------------------------
-----------------------------------------
         84                 105%
-----------------------------------------
-----------------------------------------
         85                 105%
-----------------------------------------
-----------------------------------------
         86                 105%
-----------------------------------------
-----------------------------------------
         87                 105%
-----------------------------------------
-----------------------------------------
         88                 105%
-----------------------------------------
-----------------------------------------
         89                 105%
-----------------------------------------
-----------------------------------------
         90                 105%
-----------------------------------------
-----------------------------------------
         91                 104%
-----------------------------------------
-----------------------------------------
         92                 103%
-----------------------------------------
-----------------------------------------
         93                 102%
-----------------------------------------
-----------------------------------------
         94                 101%
-----------------------------------------
-----------------------------------------
         95                 101%
-----------------------------------------
-----------------------------------------
         96                 101%
-----------------------------------------
-----------------------------------------
         97                 101%
-----------------------------------------
-----------------------------------------
         98                 101%
-----------------------------------------
-----------------------------------------
         99                 101%
-----------------------------------------
-----------------------------------------
        100                 100%
-----------------------------------------

                          Cash Value Accumulation Test

The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single Premiums for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Internal Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single Premiums are then inverted (i.e., multiplied by 1/net single Premium) to give the applicable Cash Value percentages. These Premiums vary with the ages, and risk classifications of the Insureds.

The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco preferred issue age 55.

----------------------------------------
       POLICY          PERCENTAGE OF
        YEAR             CASH VALUE
----------------------------------------
----------------------------------------
         1                  302%
----------------------------------------
----------------------------------------
         2                  290%
----------------------------------------
----------------------------------------
         3                  279%
----------------------------------------
----------------------------------------
         4                  269%
----------------------------------------
----------------------------------------


                                       SAI-6

----------------------------------------
----------------------------------------
         5                  259%
----------------------------------------
----------------------------------------
         6                  249%
----------------------------------------
----------------------------------------
         7                  240%
----------------------------------------
----------------------------------------
         8                  231%
----------------------------------------
----------------------------------------
         9                  223%
----------------------------------------
----------------------------------------
         10                 215%
----------------------------------------
----------------------------------------
         11                 207%
----------------------------------------
----------------------------------------
         12                 200%
----------------------------------------
----------------------------------------
         13                 193%
----------------------------------------
----------------------------------------
         14                 186%
----------------------------------------
----------------------------------------
         15                 180%
----------------------------------------
----------------------------------------
         16                 174%
----------------------------------------
----------------------------------------
         17                 169%
----------------------------------------
----------------------------------------
         18                 164%
----------------------------------------
----------------------------------------
         19                 159%
----------------------------------------
----------------------------------------
         20                 154%
----------------------------------------
----------------------------------------
         21                 150%
----------------------------------------
----------------------------------------
         22                 146%
----------------------------------------
----------------------------------------
         23                 142%
----------------------------------------
----------------------------------------
         24                 139%
----------------------------------------
----------------------------------------
         25                 136%
----------------------------------------
----------------------------------------
         26                 133%
----------------------------------------
----------------------------------------
         27                 130%
----------------------------------------
----------------------------------------
         28                 127%
----------------------------------------
----------------------------------------
         29                 125%
----------------------------------------
----------------------------------------
         30                 123%
----------------------------------------
----------------------------------------
         31                 121%
----------------------------------------
----------------------------------------
         32                 119%
----------------------------------------
----------------------------------------
         33                 118%
----------------------------------------
----------------------------------------
         34                 116%
----------------------------------------
----------------------------------------
         35                 115%
----------------------------------------
----------------------------------------
         36                 113%
----------------------------------------
----------------------------------------
         37                 112%
----------------------------------------
----------------------------------------
         38                 111%
----------------------------------------
----------------------------------------
         39                 110%
----------------------------------------
----------------------------------------
         40                 108%
----------------------------------------
----------------------------------------
         41                 107%
----------------------------------------
----------------------------------------
         42                 106%
----------------------------------------
----------------------------------------
         43                 104%
----------------------------------------
----------------------------------------
         44                 103%
----------------------------------------
----------------------------------------
         45                 102%
----------------------------------------

                                SAI-7

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VL Separate Account-D:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-D (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

                        NATIONWIDE VL SEPARATE ACCOUNT-D
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)
     270,204 shares (cost $2,728,196) ........................................................  $  3,199,213
    AIM VIF - Dynamics Fund (AIMVDyn)
     10,214 shares (cost $120,234) ...........................................................       136,249
    AIM VIF - Equity Income Fund (AIMVEqIncF)
     128,517 shares (cost $2,104,795) ........................................................     2,378,855
    AIM VIF - Growth Fund - Series I Shares (AIMGrwth)
     219,918 shares (cost $3,260,862) ........................................................     3,529,677
    AIM VIF - Health Sciences Fund (AIMVHealthF)
     6,617 shares (cost $107,444) ............................................................       125,056
    AIM VIF - Mid Cap Core Equity Fund - Series I Shares (AIMMidCore)
     272,152 shares (cost $3,174,858) ........................................................     3,567,907
    AIM VIF - Small Company Growth Fund (AIMVSmCoGro)
     292,010 shares (cost $3,691,012) ........................................................     4,499,877
    AIM VIF - Technology Fund (AIMVTechF)
     1,855 shares (cost $21,265) .............................................................        23,038
    AIM VIF - Total Return Fund (AIMVTotRetF)
     135,666 shares (cost $1,663,200) ........................................................     1,754,157
    Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A (AlVPGrIncA)
     80,147 shares (cost $1,701,434) .........................................................     1,929,938
    American Century VP - International Fund - Class I (ACVPInt)
     20,142 shares (cost $132,124) ...........................................................       148,040
    Calvert VS - Social Equity Portfolio (CVSSoEq)
     2,481 shares (cost $31,539) .............................................................        42,035
    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
     1,762 shares (cost $27,449) .............................................................        27,475
    Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
     107,948 shares (cost $2,846,967) ........................................................     3,334,498
    Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
     78,261 shares (cost $1,066,887) .........................................................     1,240,445
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
     273,029 shares (cost $6,136,439) ........................................................     6,902,164
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
     22,266 shares (cost $604,965) ...........................................................       709,838
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
     337,537 shares (cost $4,363,846) ........................................................     5,886,652
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
     200,725 shares (cost $4,343,362) ........................................................     5,325,237
    Fidelity/(R)/ VIP II - Index 500 Portfolio - Initial Class (FidVIPI500)
     31,778 shares (cost $4,314,804) .........................................................     4,377,426
    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)
     36,037 shares (cost $455,238) ...........................................................       474,973
    Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class (FidVIPBalS)
     199,181 shares (cost $2,677,940) ........................................................     2,844,309
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
     80,723 shares (cost $1,002,741) .........................................................     1,158,375

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
     8,875 shares (cost $90,214) .............................................................  $    102,331
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
     163,206 shares (cost $2,228,472) ........................................................     2,709,212
    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
     25,689 shares (cost $305,977) ...........................................................       298,506
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
     1,696,221 shares (cost $1,696,221) ......................................................     1,696,221
    Gartmore GVIT Nationwide/(R)/ Fund:Class I (GVITNWFund)
     18,788 shares (cost $183,234) ...........................................................       209,115
    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
     1,418 shares (cost $34,715) .............................................................        32,568
    Goldman Sachs VIT - Mid Cap Value Fund (GSVITMidCap)
     12,553 shares (cost $185,763) ...........................................................       191,811
    MFS VIT - MFS Investors Growth Stock Series - Initial Class (MFSVITInvGrwI)
     114,326 shares (cost $987,041) ..........................................................     1,087,245
    MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)
     27,497 shares (cost $300,638) ...........................................................       333,538
    One Group/(R)/ IT Balanced Portfolio (OGBal)
     784 shares (cost $11,528) ...............................................................        11,751
    One Group/(R)/ IT Bond Portfolio (OGBond)
     2,221 shares (cost $25,280) .............................................................        25,432
    One Group/(R)/ IT Equity Index Portfolio (OGEqIndx)
     2,889 shares (cost $29,891) .............................................................        30,655
    One Group/(R)/ IT Mid Cap Growth Portfolio (OGMidCapGr)
     977 shares (cost $16,675) ...............................................................        17,257
    One Group/(R)/ IT Mid Cap Value Portfolio (OGMidCapV)
     47 shares (cost $721) ...................................................................           738
    Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
     5,661 shares (cost $195,787) ............................................................       209,394
    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
     33,222 shares (cost $805,054) ...........................................................       980,367
    PIMCO VIT - Real Return Portfolio - Administrative Shares (PIMRealRet)
     97,212 shares (cost $1,233,663) .........................................................     1,255,982
    PIMCO VIT - Total Return Portfolio - Administrative Shares (PIMTotRet)
     78,639 shares (cost $823,968) ...........................................................       826,498
    Royce Capital Fund - Small Cap (RoySmCp)
     151,134 shares (cost $1,156,604) ........................................................     1,360,203
    Salomon Brothers VSF - Investors Fund (SalBrInv)
     14,154 shares (cost $172,845) ...........................................................       195,469
    T.Rowe Price Equity Income Portfolio II (TRowEqInc2)
     7,950 shares (cost $169,292) ............................................................       177,359
    W & R Target Funds, Inc. - Small Cap Portfolio (WRSmCap)
     54,018 shares (cost $446,853) ...........................................................       522,951
                                                                                                ------------
      Total Investments ......................................................................    65,890,037
  Accounts Receivable ........................................................................        46,008
                                                                                                ------------
      Total Assets ...........................................................................    65,936,045
Accounts Payable .............................................................................             -
                                                                                                ------------
Contract Owners Equity (note 7) ..............................................................  $ 65,936,045
                                                                                                ============

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

                                                          Total          AIMVREO       AIMBValue        AIMVDyn
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................   $    521,520               -               -               -
  Mortality and expense risk charges (note 3) .....       (175,413)            (66)         (6,388)           (180)
                                                      ------------    ------------    ------------    ------------
    Net investment income (loss) ..................        346,107             (66)         (6,388)           (180)
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........     24,856,547          64,458          87,567          34,682
  Cost of mutual fund shares sold .................    (25,425,257)        (60,884)        (64,403)        (28,824)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........       (568,710)          3,574          23,164           5,858
  Change in unrealized gain (loss) on investments .      5,958,102          (2,305)        284,250          11,646
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ................      5,389,392           1,269         307,414          17,504
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................        443,254               -               -               -
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........   $  6,178,753           1,203         301,026          17,324
                                                      ============    ============    ============    ============

                                                       AIMVEqIncF       AIMGrwth      AIMVHealthF      AIMMidCore
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................         20,218               -               -           5,198
  Mortality and expense risk charges (note 3) .....         (7,266)         (5,858)           (270)         (7,720)
                                                      ------------    ------------    ------------    ------------
    Net investment income (loss) ..................         12,952          (5,858)           (270)         (2,522)
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........      1,902,797         760,457          35,408         135,985
  Cost of mutual fund shares sold .................     (2,093,361)       (773,056)        (29,921)       (102,451)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........       (190,564)        (12,599)          5,487          33,534
  Change in unrealized gain (loss) on investments .        218,505         268,816           3,624         204,341
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ................         27,941         256,217           9,111         237,875
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................              -               -               -         153,454
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........         40,893         250,359           8,841         388,807
                                                      ============    ============    ============    ============

                                                      AIMVSmCoGro      AIMVTechF      AIMVTotRetF      AIMVUtilF
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................   $          -               -          29,582           1,456
  Mortality and expense risk charges (note 3) .....        (11,698)           (266)         (4,622)            (78)
                                                      ------------    ------------    ------------    ------------
    Net investment income (loss) ..................        (11,698)           (266)         24,960           1,378
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........        853,017         163,716         707,164          62,109
  Cost of mutual fund shares sold .................     (1,074,578)       (128,760)       (716,080)        (55,321)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........       (221,561)         34,956          (8,916)          6,788
  Change in unrealized gain (loss) on investments .        745,637         (40,372)         26,847          (6,306)
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ................        524,076          (5,416)         17,931             482
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................              -               -               -               -
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........   $    512,378          (5,682)         42,891           1,860
                                                      ============    ============    ============    ============

                                                       AlVPGrIncA       ACVPInt         CVSSoEq       DrySmCapIxS
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends .............................        12,448               -              30             204
  Mortality and expense risk charges (note 3) .....         (5,740)           (298)           (158)            (74)
                                                      ------------    ------------    ------------    ------------
    Net investment income (loss) ..................          6,708            (298)           (128)            130
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........        390,324          13,327           1,377          84,243
  Cost of mutual fund shares sold .................       (272,233)        (13,032)         (1,035)        (80,182)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........        118,091             295             342           4,061
  Change in unrealized gain (loss) on investments .         52,627          15,916           2,396              12
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ................        170,718          16,211           2,738           4,073
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................              -               -               -           1,110
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........        177,426          15,913           2,610           5,313
                                                      ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                        DryStkIx      DryVIFIntVal     FidVIPEIS       FidVIPGrS
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................   $     52,968          11,528         106,960           1,118
  Mortality and expense risk charges (note 3) .....        (10,830)         (3,752)        (17,166)         (1,832)
                                                      ------------    ------------    ------------    ------------
    Net investment income (loss) ..................         42,138           7,776          89,794            (714)
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........        402,028         212,213       1,343,653         203,398
  Cost of mutual fund shares sold .................       (291,807)       (179,832)     (1,334,533)       (148,602)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........        110,221          32,381           9,120          54,796
  Change in unrealized gain (loss) on investments .        138,182         130,314         592,281         (34,123)
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ................        248,403         162,695         601,401          20,673
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................              -          17,410          27,054               -
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........   $    290,541         187,881         718,249          19,959
                                                      ============    ============    ============    ============

                                                       FidVIPOvS       FidVIPConS      FidVIPI500     FidVIPIGBdS
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................         61,374          12,284          48,490          18,260
  Mortality and expense risk charges (note 3) .....        (15,094)        (12,380)         (9,590)         (2,328)
                                                      ------------    ------------    ------------    ------------
    Net investment income (loss) ..................         46,280             (96)         38,900          15,932
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........      1,330,981         269,805         124,533       1,609,551
  Cost of mutual fund shares sold .................     (1,561,249)       (295,380)       (136,993)     (1,607,442)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........       (230,268)        (25,575)        (12,460)          2,109
  Change in unrealized gain (loss) on investments .        868,260         710,578         355,837          10,384
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ................        637,992         685,003         343,377          12,493
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................              -               -               -          12,908
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........        684,272         684,907         382,277          41,333
                                                      ============    ============    ============    ============

                                                       FidVIPBalS     FrVIPForSec2      GVITCVal      GVITDMidCapI
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................   $     44,404           8,014           1,110          12,204
  Mortality and expense risk charges (note 3) .....         (5,878)         (2,944)           (248)         (8,060)
                                                      ------------    ------------    ------------    ------------
    Net investment income (loss) ..................         38,526           5,070             862           4,144
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........        100,795          66,073          97,624         353,112
  Cost of mutual fund shares sold .................       (108,485)        (58,635)        (84,567)       (231,068)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........         (7,690)          7,438          13,057         122,044
  Change in unrealized gain (loss) on investments .        100,285         116,900           1,527         140,400
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ................         92,595         124,338          14,584         262,444
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................              -               -               -          63,924
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........   $    131,121         129,408          15,446         330,512
                                                      ============    ============    ============    ============

                                                       GVITGvtBd       GVITGrowth     GVITSMdCpGr      GVITMyMkt
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................         14,704              88               -          11,678
  Mortality and expense risk charges (note 3) .....           (702)           (180)             (2)         (5,444)
                                                      ------------    ------------    ------------    ------------
    Net investment income (loss) ..................         14,002             (92)             (2)          6,234
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........        192,837         178,424           8,470       5,872,422
  Cost of mutual fund shares sold .................       (193,639)       (161,444)         (7,908)     (5,872,422)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........           (802)         16,980             562               -
  Change in unrealized gain (loss) on investments .        (11,105)        (14,430)           (265)              -
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ................        (11,907)          2,550             297               -
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................          5,482               -               -               -
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........          7,577           2,458             295           6,234
                                                      ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                       GVITNWFund      GVITSmComp      GVITWLead      GSVITMidCap
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................   $      2,646               -               -           1,122
  Mortality and expense risk charges (note 3) .....           (506)           (188)            (32)           (458)
                                                      ------------    ------------    ------------    ------------
    Net investment income (loss) ..................          2,140            (188)            (32)            664
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........         75,708         204,189          48,602          77,763
  Cost of mutual fund shares sold .................        (73,396)       (177,585)        (44,362)        (73,637)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........          2,312          26,604           4,240           4,126
  Change in unrealized gain (loss) on investments .         11,765         (22,751)         (5,252)          5,982
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ................         14,077           3,853          (1,012)         10,108
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................              -           3,626               -          18,008
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........   $     16,217           7,291          (1,044)         28,780
                                                      ============    ============    ============    ============

                                                         INVGrF       MFSVITInvGrwI   MFSVITValIn        OGBal
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................              -               -           3,856             110
  Mortality and expense risk charges (note 3) .....         (3,178)         (4,074)         (2,016)            (42)
                                                      ------------    ------------    ------------    ------------
    Net investment income (loss) ..................         (3,178)         (4,074)          1,840              68
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........      3,717,808         401,711         532,317          40,985
  Cost of mutual fund shares sold .................     (4,554,961)       (374,439)       (501,722)        (40,294)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........       (837,153)         27,272          30,595             691
  Change in unrealized gain (loss) on investments .        813,439          58,720           7,745             146
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ................        (23,714)         85,992          38,340             837
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................              -               -          11,442               -
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........        (26,892)         81,918          51,622             905
                                                      ============    ============    ============    ============

                                                         OGBond         OGEqIndx       OGMidCapGr      OGMidCapV
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................   $        314              60               -               2
  Mortality and expense risk charges (note 3) .....            (74)            (76)            (54)             (4)
                                                      ------------    ------------    ------------    ------------
    Net investment income (loss) ..................            240             (16)            (54)             (2)
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........         75,874          84,184          58,392           3,269
  Cost of mutual fund shares sold .................        (75,629)        (81,230)        (56,407)         (3,187)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........            245           2,954           1,985              82
  Change in unrealized gain (loss)
   on investments .................................            124             729             517              17
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ................            369           3,683           2,502              99
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................              -               -               -               -
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........   $        609           3,667           2,448              97
                                                      ============    ============    ============    ============

                                                        OppCapAp        OppGlSec       PIMRealRet      PIMTotRet
                                                      ------------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends ............................              -           9,144          10,358          15,330
  Mortality and expense risk charges (note 3) .....           (170)         (3,208)         (4,130)         (3,228)
                                                      ------------    ------------    ------------    ------------
    Net investment income (loss) ..................           (170)          5,936           6,228          12,102
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........            830         161,314         572,223         461,539
  Cost of mutual fund shares sold .................           (801)       (110,764)       (551,275)       (456,620)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...........             29          50,550          20,948           4,919
  Change in unrealized gain (loss)
   on investments .................................         13,608          90,220          20,465           2,606
                                                      ------------    ------------    ------------    ------------
  Net gain (loss) on investments ..................         13,637         140,770          41,413           7,525
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................              -               -          39,108          15,440
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...........         13,467         146,706          86,749          35,067
                                                      ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                     PVTIntEq      RoySmCp       SalBrInv     TRowEqInc2     WRSmCap
                                                    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends ..........................   $        -             -         2,748         1,510             -
  Mortality and expense risk charges (note 3) ...            -        (4,269)         (308)         (288)       (1,998)
                                                    ----------    ----------    ----------    ----------    ----------
    Net investment income (loss) ................            -        (4,269)        2,440         1,222        (1,998)
                                                    ----------    ----------    ----------    ----------    ----------

  Proceeds from mutual fund shares sold .........        2,591       338,135         8,443       122,043       206,077
  Cost of mutual fund shares sold ...............       (2,664)     (209,628)       (5,804)     (116,666)     (146,059)
                                                    ----------    ----------    ----------    ----------    ----------
    Realized gain (loss) on investments .........          (73)      128,507         2,639         5,377        60,018
  Change in unrealized gain (loss) on investments            -        45,216        10,239         7,867         6,041
                                                    ----------    ----------    ----------    ----------    ----------
    Net gain (loss) on investments ..............          (73)      173,723        12,878        13,244        66,059
                                                    ----------    ----------    ----------    ----------    ----------
  Reinvested capital gains ......................            -        70,486             -         3,802             -
                                                    ----------    ----------    ----------    ----------    ----------
      Net increase (decrease) in contract owners'
       equity resulting from operations .........   $      (73)      239,940        15,318        18,268        64,061
                                                    ==========    ==========    ==========    ==========    ==========

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                                             Total                           AIMVREO
                                                                  ----------------------------    ----------------------------
                                                                       2004           2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
    Net investment income (loss) ..............................   $    346,107         269,865             (66)            490
    Realized gain (loss) on investments .......................       (568,710)     (1,215,817)          3,574             113
    Change in unrealized gain (loss) on investments ...........      5,958,102      11,493,773          (2,305)          2,305
    Reinvested capital gains ..................................        443,254          77,039               -               -
                                                                  ------------    ------------    ------------    ------------
      Net increase (decrease) in contract
       owners' equity resulting from operations ...............      6,178,753      10,624,860           1,203           2,908
                                                                  ------------    ------------    ------------    ------------

  Equity transactions:
    Purchase payments received from contract owners (note 6) ..      9,005,448      15,737,524           2,660           2,851
    Transfers between funds ...................................              -               -         (37,220)         28,811
    Death benefits (note 4) ...................................              -        (327,828)              -               -
    Redemptions to pay cost of insurance
     charges and administration charges (notes 2b and 2c) .....     (1,782,152)     (1,545,538)           (958)           (258)
    Adjustments to maintain reserves ..........................         46,865          38,067               9              (6)
                                                                  ------------    ------------    ------------    ------------
        Net equity transactions ...............................      7,270,161      13,902,225         (35,509)         31,398
                                                                  ------------    ------------    ------------    ------------

  Net change in contract owners' equity .......................     13,448,914      24,527,085         (34,306)         34,306
  Contract owners' equity beginning of period .................     52,487,131      27,960,046          34,306               -
                                                                  ------------    ------------    ------------    ------------
  Contract owners' equity end of period .......................   $ 65,936,045      52,487,131               -          34,306
                                                                  ============    ============    ============    ============

  CHANGES IN UNITS:
    Beginning units ...........................................      5,385,830       3,867,158           1,861               -
                                                                  ------------    ------------    ------------    ------------
    Units purchased ...........................................      4,922,022       4,108,140             134           1,876
    Units redeemed ............................................     (4,754,224)     (2,589,468)         (1,995)            (15)
                                                                  ------------    ------------    ------------    ------------
    Ending units ..............................................      5,553,628       5,385,830               -           1,861
                                                                  ============    ============    ============    ============

                                                                            AIMBValue                        AIMVDyn
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
    Net investment income (loss) ..............................         (6,388)         (2,130)           (180)            (63)
    Realized gain (loss) on investments .......................         23,164           3,192           5,858           2,865
    Change in unrealized gain (loss) on investments ...........        284,250         189,201          11,646           4,369
    Reinvested capital gains ..................................              -               -               -               -
                                                                  ------------    ------------    ------------    ------------
      Net increase (decrease) in contract
       owners' equity resulting from operations ...............        301,026         190,263          17,324           7,171
                                                                  ------------    ------------    ------------    ------------

  Equity transactions:
    Purchase payments received from contract owners (note 6) ..        119,350          73,137          18,332          14,779
    Transfers between funds ...................................      1,907,494         329,084          63,836          17,880
    Death benefits (note 4) ...................................              -               -               -               -
    Redemptions to pay cost of insurance
     charges and administration charges (notes 2b and 2c) .....        (81,244)        (28,304)         (2,136)           (942)
    Adjustments to maintain reserves ..........................             58             (12)             27              (2)
                                                                  ------------    ------------    ------------    ------------
        Net equity transactions ...............................      1,945,658         373,905          80,059          31,715
                                                                  ------------    ------------    ------------    ------------

  Net change in contract owners' equity .......................      2,246,684         564,168          97,383          38,886
  Contract owners' equity beginning of period .................        952,575         388,407          38,886              --
                                                                  ------------    ------------    ------------    ------------
  Contract owners' equity end of period .......................      3,199,259         952,575         136,269          38,886
                                                                  ============    ============    ============    ============

  CHANGES IN UNITS:
    Beginning units ...........................................         77,019          41,838           4,116               -
                                                                  ------------    ------------    ------------    ------------
    Units purchased ...........................................        192,569          73,452           8,863           4,226
    Units redeemed ............................................        (36,250)        (38,271)           (221)           (110)
                                                                  ------------    ------------    ------------    ------------
    Ending units ..............................................        233,338          77,019          12,758           4,116
                                                                  ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                     AIMVEqIncF                     AIMGrwth
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $    12,952         27,914         (5,858)             -
  Realized gain (loss) on investments ....................      (190,564)       (69,034)       (12,599)             -
  Change in unrealized gain (loss) on investments ........       218,505        668,839        268,816              -
  Reinvested capital gains ...............................             -              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations                             40,893        627,719        250,359              -
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)       514,916        552,381         58,004              -
  Transfers between funds ................................    (1,761,750)       150,407      3,298,612              -
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............       (99,308)      (134,659)       (77,300)             -
  Adjustments to maintain reserves .......................            38            (38)        48,043              -
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................    (1,346,104)       568,091      3,327,359              -
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................    (1,305,211)     1,195,810      3,577,718              -
Contract owners' equity beginning of period ..............     3,684,103      2,488,293              -              -
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................   $ 2,378,892      3,684,103      3,577,718              -
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................       346,519        286,948              -              -
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................       159,123        241,006        346,601              -
  Units redeemed .........................................      (290,946)      (181,435)       (20,111)             -
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................       214,696        346,519        326,490              -
                                                             ===========    ===========    ===========    ===========

                                                                     AIMVHealthF                     AIMMidCore
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................          (270)          (182)        (2,522)        (3,021)
  Realized gain (loss) on investments ....................         5,487         (4,036)        33,534          3,541
  Change in unrealized gain (loss) on investments ........         3,624         21,590        204,341        189,800
  Reinvested capital gains ...............................             -              -        153,454          6,557
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations                              8,841         17,372        388,807        196,877
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)        21,888         26,081        143,220         97,515
  Transfers between funds ................................        (9,944)        19,484      2,014,924        339,714
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............        (3,466)        (3,016)       (97,682)       (35,511)
  Adjustments to maintain reserves .......................             4              8             60              1
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................         8,482         42,557      2,060,522        401,719
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................        17,323         59,929      2,449,329        598,596
Contract owners' equity beginning of period ..............       107,740         47,811      1,118,627        520,031
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................       125,063        107,740      3,567,956      1,118,627
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................         9,388          5,342         89,589         52,865
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................         1,922          9,646        204,068         81,351
  Units redeemed .........................................        (1,154)        (5,600)       (42,115)       (44,627)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................        10,156          9,388        251,542         89,589
                                                             ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                    AIMVSmCoGro                    AIMVTechF
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $   (11,698)       (13,274)          (266)          (392)
  Realized gain (loss) on investments ....................      (221,561)      (192,455)        34,956        (54,550)
  Change in unrealized gain (loss) on investments ........       745,637      1,259,100        (40,372)       105,627
  Reinvested capital gains ...............................             -              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................       512,378      1,053,371         (5,682)        50,685
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)       527,842        565,023         14,938         48,910
  Transfers between funds ................................      (574,420)      (160,018)      (150,458)       (76,475)
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............      (155,890)      (158,948)        (3,712)        (6,660)
  Adjustments to maintain reserves .......................            64            (32)            14             13
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................      (202,404)       246,025       (139,218)       (34,212)
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       309,974      1,299,396       (144,900)        16,473
Contract owners' equity beginning of period ..............     4,189,954      2,890,558        167,952        151,479
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................   $ 4,499,928      4,189,954         23,052        167,952
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................       345,962        318,301         20,669         27,179
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................       171,529        222,173          1,945         27,050
  Units redeemed .........................................      (191,283)      (194,512)       (19,896)       (33,560)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................       326,208        345,962          2,718         20,669
                                                             ===========    ===========    ===========    ===========

                                                                    AIMVTotRetF                    AIMVUtilF
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................        24,960         29,942          1,378            353
  Realized gain (loss) on investments ....................        (8,916)       (16,482)         6,788         (3,926)
  Change in unrealized gain (loss) on investments ........        26,847        176,675         (6,306)        13,481
  Reinvested capital gains ...............................             -              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................        42,891        190,135          1,860          9,908
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)       241,338        233,468          3,116         14,933
  Transfers between funds ................................        88,146        165,275        (48,140)       (23,278)
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............       (60,300)       (54,980)        (1,112)        (2,255)
  Adjustments to maintain reserves .......................            51            (13)             1              4
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       269,235        343,750        (46,135)       (10,596)
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       312,126        533,885        (44,275)          (688)
Contract owners' equity beginning of period ..............     1,442,072        908,187         44,275         44,963
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................     1,754,198      1,442,072              -         44,275
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................       150,934        111,191          5,717          6,844
  Units purchased ........................................        84,394        132,780            387         12,126
  Units redeemed .........................................       (58,314)       (93,037)        (6,104)       (13,253)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................       177,014        150,934              -          5,717
                                                             ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                    AlVPGrIncA                      ACVPInt
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $     6,708          3,741           (298)             -
  Realized gain (loss) on investments ....................       118,091         10,681            295              -
  Change in unrealized gain (loss)on investments .........        52,627        175,878         15,916              -
  Reinvested capital gains ...............................             -              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................       177,426        190,300         15,913              -
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)           836         (1,153)            (2)             -
  Transfers between funds ................................       822,050        779,072        135,848              -
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............       (27,180)       (11,458)        (3,722)             -
  Adjustments to maintain reserves .......................            38             43              5              -
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       795,744        766,504        132,129              -
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       973,170        956,804        148,042              -
Contract owners' equity beginning of period ..............       956,804              -              -              -
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................   $ 1,929,974        956,804        148,042              -
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................        94,893              -              -              -
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................        80,145         96,195         18,673              -
  Units redeemed .........................................        (2,624)        (1,302)          (511)             -
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................       172,414         94,893         18,162              -
                                                             ===========    ===========    ===========    ===========

                                                                      CVSSoEq                    DryMidCapStS
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................          (128)          (100)             -              -
  Realized gain (loss) on investments ....................           342          1,442              -        (25,084)
  Change in unrealized gain (loss)on investments .........         2,396          8,100              -              -
  Reinvested capital gains ...............................             -              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................         2,610          9,442              -        (25,084)
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)             -              -              -              -
  Transfers between funds ................................         2,716         28,481              -              -
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............          (760)          (455)             -              -
  Adjustments to maintain reserves .......................            25              1              -         25,084
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................         1,981         28,027              -         25,084
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................         4,591         37,469              -              -
Contract owners' equity beginning of period ..............        37,469              -              -              -
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................        42,060         37,469              -              -
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................         2,995              -              -              -
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................           215          4,249              -              -
  Units redeemed .........................................           (60)        (1,254)             -              -
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................         3,150          2,995              -              -
                                                             ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                    DrySmCapIxS                    DryStkIx
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $       130              1         42,138         15,966
  Realized gain (loss) on investments ....................         4,061             11        110,221         24,602
  Change in unrealized gain (loss) on investments ........            12             15        138,182        349,350
  Reinvested capital gains ...............................         1,110              2              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................         5,313             29        290,541        389,918
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)             2              1        140,514        236,524
  Transfers between funds ................................        22,378            416        944,444      1,418,613
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............          (664)            (2)       (57,512)       (29,750)
  Adjustments to maintain reserves .......................            24             (3)            45          1,200
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................        21,740            412      1,027,491      1,626,587
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................        27,053            441      1,318,032      2,016,505
Contract owners' equity beginning of period ..............           441              -      2,016,505              -
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................   $    27,494            441      3,334,537      2,016,505
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................            42              -        217,474              -
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................         2,171             42        114,939        221,135
  Units redeemed .........................................           (57)             -         (6,075)        (3,661)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................         2,156             42        326,338        217,474
                                                             ===========    ===========    ===========    ===========

                                                                   DryVIFIntVal                  DryVIFQualBd
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................         7,776          4,811              -              1
  Realized gain (loss) on investments ....................        32,381             73              -              1
  Change in unrealized gain (loss) on investments ........       130,314         43,244              -             11
  Reinvested capital gains ...............................        17,410              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................       187,881         48,128              -             13
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)        21,326             11              -              -
  Transfers between funds ................................       415,270        587,653              -              -
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............       (18,900)          (933)             -              -
  Adjustments to maintain reserves .......................            40             (1)             -            (13)
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       417,736        586,730              -            (13)
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       605,617        634,858              -              -
Contract owners' equity beginning of period ..............       634,858              -              -              -
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................     1,240,475        634,858              -              -
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................        51,497              -              -              -
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................        34,129         51,577              -              -
  Units redeemed .........................................        (1,454)           (80)             -              -
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................        84,172         51,497              -              -
                                                             ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                   FidVIPEIS                       FidVIPGrS
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $    89,794         70,387           (714)        (1,597)
  Realized gain (loss) on investments ....................         9,120       (128,047)        54,796         (7,551)
  Change in unrealized gain (loss) on investments ........       592,281      1,603,920        (34,123)       154,949
  Reinvested capital gains ...............................        27,054              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................       718,249      1,546,260         19,959        145,801
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)             -        812,537              2         (1,521)
  Transfers between funds ................................      (926,326)       310,263         17,532        500,769
  Death benefits (note 4) ................................             -       (120,796)             -         (1,661)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............      (202,232)      (191,629)       (21,222)       (14,591)
  Adjustments to maintain reserves .......................            58            (81)            29            (11)
                                                             -----------    -----------    -----------    -----------
    Net equity transactions ..............................    (1,128,500)       810,294         (3,659)       482,985
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................      (410,251)     2,356,554         16,300        628,786
Contract owners' equity beginning of period ..............     7,312,452      4,955,898        693,561         64,775
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................   $ 6,902,201      7,312,452        709,861        693,561
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................       636,125        559,168         77,099          9,523
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................       658,055        109,080         95,499         69,661
  Units redeemed .........................................      (684,018)       (32,123)       (87,824)        (2,085)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................       610,162        636,125         84,774         77,099
                                                             ===========    ===========    ===========    ===========

                                                                     FidVIPOvS                     FidVIPConS
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................        46,280         20,716            (96)        (1,826)
  Realized gain (loss) on investments ....................      (230,268)      (564,293)       (25,575)      (116,182)
  Change in unrealized gain (loss) on investments ........       868,260      2,282,563        710,578      1,144,200
  Reinvested capital gains ...............................             -              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................       684,272      1,738,986        684,907      1,026,192
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)       669,492        758,676              -         77,535
  Transfers between funds ................................      (905,290)      (588,317)       112,700        317,540
  Death benefits (note 4) ................................             -              -              -        (85,592)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............      (200,786)      (203,696)      (139,892)      (138,178)
  Adjustments to maintain reserves .......................            81            (64)            39            (58)
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................      (436,503)       (33,401)       (27,153)       171,247
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       247,769      1,705,585        657,754      1,197,439
Contract owners' equity beginning of period ..............     5,638,946      3,933,361      4,667,511      3,470,072
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................     5,886,715      5,638,946      5,325,265      4,667,511
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................       575,758        574,848        405,029        384,953
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................       280,006        386,524        406,301         42,525
  Units redeemed .........................................      (326,160)      (385,614)      (393,418)       (22,449)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................       529,604        575,758        417,912        405,029
                                                             ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                    FidVIPI500                    FidVIPIGBdS
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $    38,900         33,538         15,932         12,244
  Realized gain (loss) on investments ....................       (12,460)       (96,193)         2,109         44,714
  Change in unrealized gain (loss) on investments ........       355,837        807,101         10,384        (41,899)
  Reinvested capital gains ...............................             -              -         12,908          5,274
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................       382,277        744,446         41,333         20,333
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)             -         46,868              -      1,098,451
  Transfers between funds ................................       722,738        (30,207)      (692,658)      (775,902)
  Death benefits (note 4) ................................             -        (68,644)             -        (17,535)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............      (115,006)      (105,282)       (28,720)       (18,506)
  Adjustments to maintain reserves .......................            34            (70)            15              -
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       607,766       (157,335)      (721,363)       286,508
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       990,043        587,111       (680,030)       306,841
Contract owners' equity beginning of period ..............     3,387,404      2,800,293      1,155,013        848,172
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................   $ 4,377,447      3,387,404        474,983      1,155,013
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................       432,638        457,424         97,914         75,241
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................       504,039          6,527         83,020         93,621
  Units redeemed .........................................      (499,747)       (31,313)      (142,444)       (70,948)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................       436,930        432,638         38,490         97,914
                                                             ===========    ===========    ===========    ===========

                                                                    FidVIPBalS                    FrVIPForSec2
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................        38,526         33,786          5,070          2,332
  Realized gain (loss) on investments ....................        (7,690)       (15,332)         7,438         42,843
  Change in unrealized gain (loss) on investments ........       100,285        243,262        116,900         38,735
  Reinvested capital gains ...............................             -              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................       131,121        261,716        129,408         83,910
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)             -           (302)             -              -
  Transfers between funds ................................       812,110        441,059        433,610        531,120
  Death benefits (note 4) ................................             -        (33,590)             -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............       (71,092)       (56,846)       (16,782)        (2,895)
  Adjustments to maintain reserves .......................            27            (19)            13              6
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       741,045        350,302        416,841        528,231
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       872,166        612,018        546,249        612,141
Contract owners' equity beginning of period ..............     1,972,166      1,360,148        612,141              -
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................     2,844,332      1,972,166      1,158,390        612,141
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................       191,781        154,828         49,066              -
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................       291,649         46,442         30,873         49,297
  Units redeemed .........................................      (224,976)        (9,489)        (1,289)          (231)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................       258,454        191,781         78,650         49,066
                                                             ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                     GVITCVal                     GVITDMidCapI
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $       862            881          4,144          1,465
  Realized gain (loss) on investments ....................        13,057          1,612        122,044         15,643
  Change in unrealized gain (loss) on investments ........         1,527         10,591        140,400        340,340
  Reinvested capital gains ...............................             -              -         63,924              8
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................        15,446         13,084        330,512        357,456
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)        16,972         34,022         59,364        213,579
  Transfers between funds ................................       (31,860)        60,074        816,288        997,832
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............        (3,210)        (2,204)       (42,854)       (23,279)
  Adjustments to maintain reserves .......................            21              7             71            304
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       (18,077)        91,899        832,869      1,188,436
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................        (2,631)       104,983      1,163,381      1,545,892
Contract owners' equity beginning of period ..............       104,983              -      1,545,892              -
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................   $   102,352        104,983      2,709,273      1,545,892
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................        11,755              -        100,111              -
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................         1,792         12,030         54,629        101,886
  Units redeemed .........................................        (3,769)          (275)        (2,670)        (1,775)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................         9,778         11,755        152,070        100,111
                                                             ===========    ===========    ===========    ===========

                                                                     GVITGvtBd                     GVITGrowth
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................        14,002          6,859            (92)          (285)
  Realized gain (loss) on investments ....................          (802)         6,685         16,980        (10,552)
  Change in unrealized gain (loss) on investments ........       (11,105)        (6,245)       (14,430)        45,349
  Reinvested capital gains ...............................         5,482            364              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................         7,577          7,663          2,458         34,512
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)        53,376         86,345          4,976         42,862
  Transfers between funds ................................      (122,550)        34,860       (152,402)        (4,835)
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............        (9,174)       (12,991)        (2,584)        (5,262)
  Adjustments to maintain reserves .......................            20              3              -              7
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       (78,328)       108,217       (150,010)        32,772
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       (70,751)       115,880       (147,552)        67,284
Contract owners' equity beginning of period ..............       369,283        253,403        147,552         80,268
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................       298,532        369,283              -        147,552
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................        27,927         19,615         28,670         20,775
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................         3,957         32,283            942         35,393
  Units redeemed .........................................        (9,966)       (23,971)       (29,612)       (27,498)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................        21,918         27,927              -         28,670
                                                             ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                   GVITSMdCpGr                     GVITMyMkt
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $        (2)          (107)         6,234            796
  Realized gain (loss) on investments ....................           562          2,330              -              -
  Change in unrealized gain (loss) on investments ........          (265)        12,667              -              -
  Reinvested capital gains ...............................             -              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................           295         14,890          6,234            796
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)           322         12,753      5,752,898      4,774,172
  Transfers between funds ................................        (8,448)       (60,056)    (5,252,890)    (3,499,656)
  Death benefits (note 4) ................................             -              -              -            (10)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............           (22)        (1,880)       (44,472)       (41,311)
  Adjustments to maintain reserves .......................            (2)             7             18             15
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................        (8,150)       (49,176)       455,554      1,233,210
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................        (7,855)       (34,286)       461,788      1,234,006
Contract owners' equity beginning of period ..............         7,855         42,141      1,234,476            470
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................   $         -          7,855      1,696,264      1,234,476
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................           820          6,186        107,374             41
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................            34         10,914        500,044        391,997
  Units redeemed .........................................          (854)       (16,280)      (460,470)      (284,664)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................             -            820        146,948        107,374
                                                             ===========    ===========    ===========    ===========

                                                                     GVITMyMkt5                   GVITNWFund
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................             -             -          2,140             352
  Realized gain (loss) on investments ....................             -             -          2,312          (6,737)
  Change in unrealized gain (loss) on investments ........             -             -         11,765          41,335
  Reinvested capital gains ...............................             -             -              -               -
                                                             -----------   -----------    -----------     -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................             -             -         16,217          34,950
                                                             -----------   -----------    -----------     -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)             -     4,587,621         37,876          48,972
  Transfers between funds ................................             -    (4,582,121)       (45,662)            744
  Death benefits (note 4) ................................             -             -              -               -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............             -        (5,500)        (6,610)         (6,433)
  Adjustments to maintain reserves .......................             -             -              8              10
                                                             -----------   -----------    -----------     -----------
      Net equity transactions ............................             -             -        (14,388)         43,293
                                                             -----------   -----------    -----------     -----------

Net change in contract owners' equity ....................             -             -          1,829          78,243
Contract owners' equity beginning of period ..............             -             -        207,292         129,049
                                                             -----------   -----------    -----------     -----------
Contract owners' equity end of period ....................             -             -        209,121         207,292
                                                             ===========   ===========    ===========     ===========

CHANGES IN UNITS:
  Beginning units ........................................             -             -         21,730          17,310
                                                             -----------   -----------    -----------     -----------
  Units purchased ........................................             -       484,549          3,964          24,548
  Units redeemed .........................................             -      (484,549)        (5,670)        (20,128)
                                                             -----------   -----------    -----------     -----------
  Ending units ...........................................             -             -         20,024          21,730
                                                             ===========   ===========    ===========     ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                    GVITSmComp                     GVITWLead
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $      (188)          (175)           (32)          (236)
  Realized gain (loss) on investments ....................        26,604          7,107          4,240         25,197
  Change in unrealized gain (loss) on investments ........       (22,751)        22,286         (5,252)         4,401
  Reinvested capital gains ...............................         3,626              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................         7,291         29,218         (1,044)        29,362
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)         4,320         28,209          1,194         31,676
  Transfers between funds ................................       (94,490)        54,766        (40,188)      (113,410)
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............        (2,506)        (2,886)          (454)        (4,240)
  Adjustments to maintain reserves .......................            49              5              3             10
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       (92,627)        80,094        (39,445)       (85,964)
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       (85,336)       109,312        (40,489)       (56,602)
Contract owners' equity beginning of period ..............       117,950          8,638         40,489         97,091
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................   $    32,614        117,950              -         40,489
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................         6,919            717          4,733         15,496
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................           710          9,287            137         17,985
  Units redeemed .........................................        (6,013)        (3,085)        (4,870)       (28,748)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................         1,616          6,919              -          4,733
                                                             ===========    ===========    ===========    ===========

                                                                    GSVITMidCap                      INVGrF
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................           664             30         (3,178)       (10,758)
  Realized gain (loss) on investments ....................         4,126            112       (837,153)      (386,159)
  Change in unrealized gain (loss) on investments ........         5,982             66        813,439      1,149,136
  Reinvested capital gains ...............................        18,008             42              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................        28,780            250        (26,892)       752,219
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)            12              2        429,660        438,819
  Transfers between funds ................................       164,390          4,020     (3,672,316)       (67,062)
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............        (5,632)           (17)       (42,190)      (127,781)
  Adjustments to maintain reserves .......................            16              5              8            (97)
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       158,786          4,010     (3,284,838)       243,879
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       187,566          4,260     (3,311,730)       996,098
Contract owners' equity beginning of period ..............         4,260              -      3,311,730      2,315,632
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................       191,826          4,260              -      3,311,730
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................           247              -        774,829        703,188
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................         8,920            248        396,043        482,381
  Units redeemed .........................................          (297)            (1)    (1,170,872)      (410,740)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................         8,870            247              -        774,829
                                                             ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                     INVHiYldF                    MFSInvGrS
                                                             -------------------------    -------------------------
                                                                2004           2003           2004           2003
                                                             -----------   -----------    -----------   -----------
Investment activity:
  Net investment income (loss) ...........................   $         -           (30)             -          (708)
  Realized gain (loss) on investments ....................             -         1,967              -        82,901
  Change in unrealized gain (loss) on investments ........             -             1              -             -
  Reinvested capital gains ...............................             -             -              -             -
                                                             -----------   -----------    -----------   -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................             -         1,938              -        82,193
                                                             -----------   -----------    -----------   -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)             -         4,758              -       (83,051)
  Transfers between funds ................................             -        (6,107)             -             -
  Death benefits (note 4) ................................             -             -              -             -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............             -          (588)             -           566
  Adjustments to maintain reserves .......................             -            (1)             -           292
                                                             -----------   -----------    -----------   -----------
      Net equity transactions ............................             -        (1,938)             -       (82,193)
                                                             -----------   -----------    -----------   -----------

Net change in contract owners' equity ....................             -             -              -             -
Contract owners' equity beginning of period ..............             -             -              -             -
                                                             -----------   -----------    -----------   -----------
Contract owners' equity end of period ....................   $         -             -              -             -
                                                             ===========   ===========    ===========   ===========

CHANGES IN UNITS:
  Beginning units ........................................             -             -              -             -
                                                             -----------   -----------    -----------   -----------
  Units purchased ........................................             -           525              -             -
  Units redeemed .........................................             -          (525)             -             -
                                                             -----------   -----------    -----------   -----------
  Ending units ...........................................             -             -              -             -
                                                             ===========   ===========    ===========   ===========

                                                                    MFSVITInvGrwI                MFSVITValIn
                                                             -------------------------    -------------------------
                                                                2004           2003           2004           2003
                                                             -----------   -----------    -----------   -----------
Investment activity:
  Net investment income (loss) ...........................        (4,074)        (1,232)         1,840           (444)
  Realized gain (loss) on investments ....................        27,272          2,725         30,595          6,845
  Change in unrealized gain (loss) on investments ........        58,720         41,484          7,745         25,154
  Reinvested capital gains ...............................             -              -         11,442              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................        81,918         42,977         51,622         31,555
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)        17,382        215,643         25,218        161,653
  Transfers between funds ................................       243,298        521,493         53,548         27,317
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............       (21,370)       (14,100)       (10,482)        (6,898)
  Adjustments to maintain reserves .......................            27             (3)            33             (2)
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       239,337        723,033         68,317        182,070
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       321,255        766,010        119,939        213,625
Contract owners' equity beginning of period ..............       766,010              -        213,625              -
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................     1,087,265        766,010        333,564        213,625
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................        84,317              -         20,767              -
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................        28,069         85,949          8,490         26,337
  Units redeemed .........................................        (2,336)        (1,632)          (991)        (5,570)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................       110,050         84,317         28,266         20,767
                                                             ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                     MFSUtilS                        OGBal
                                                             -------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------   -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $         -           180             68             (2)
  Realized gain (loss) on investments ....................             -        31,130            691              9
  Change in unrealized gain (loss) on investments ........             -             -            146             78
  Reinvested capital gains ...............................             -             -              -              -
                                                             -----------   -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................             -        31,310            905             85
                                                             -----------   -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)             -       (32,330)             -              3
  Transfers between funds ................................             -             -          9,556          1,582
  Death benefits (note 4) ................................             -             -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............             -             -           (372)           (12)
  Adjustments to maintain reserves .......................             -         1,020             16              1
                                                             -----------   -----------    -----------    -----------
      Net equity transactions ............................             -       (31,310)         9,200          1,574
                                                             -----------   -----------    -----------    -----------

Net change in contract owners' equity ....................             -             -         10,105          1,659
Contract owners' equity beginning of period ..............             -             -          1,659              -
                                                             -----------   -----------    -----------    -----------
Contract owners' equity end of period ....................   $         -             -         11,764          1,659
                                                             ===========   ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................             -             -            177              -
                                                             -----------   -----------    -----------    -----------
  Units purchased ........................................             -             -          1,054            178
  Units redeemed .........................................             -             -            (39)            (1)
                                                             -----------   -----------    -----------    -----------
  Ending units ...........................................             -             -          1,192            177
                                                             ===========   ===========    ===========    ===========

                                                                      OGBond                       OGEqIndx
                                                             -------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------   -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................           240             (3)           (16)             -
  Realized gain (loss) on investments ....................           245             20          2,954              4
  Change in unrealized gain (loss) on investments ........           124             28            729             36
  Reinvested capital gains ...............................             -              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................           609             45          3,667             40
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)             -             (3)             2              -
  Transfers between funds ................................        22,684          2,799         26,694            961
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............          (682)           (21)          (706)            (1)
  Adjustments to maintain reserves .......................             1              6              8             (4)
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................        22,003          2,781         25,998            956
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................        22,612          2,826         29,665            996
Contract owners' equity beginning of period ..............         2,826              -            996              -
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................        25,438          2,826         30,661            996
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................           218              -            132              -
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................         1,726            220          3,656            132
  Units redeemed .........................................           (52)            (2)           (90)             -
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................         1,892            218          3,698            132
                                                             ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                     OGMidCapGr                    OGMidCapV
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $       (54)            (2)            (2)             -
  Realized gain (loss) on investments ....................         1,985             24             82              -
  Change in unrealized gain (loss) on investments ........           517             65             17              -
  Reinvested capital gains ...............................             -              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................         2,448             87             97              -
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)             2              7              -              -
  Transfers between funds ................................        13,642          1,576            662              -
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............          (494)           (12)           (24)             -
  Adjustments to maintain reserves .......................            10              2             27              -
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................        13,160          1,573            665              -
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................        15,608          1,660            762              -
Contract owners' equity beginning of period ..............         1,660              -              -              -
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................   $    17,268          1,660            762              -
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................           221              -              -              -
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................         1,892            223             51              -
  Units redeemed .........................................           (63)            (2)            (1)             -
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................         2,050            221             50              -
                                                             ===========    ===========    ===========    ===========

                                                                      OppCapAp                     OppGlSec
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................          (170)             -         5,936           (483)
  Realized gain (loss) on investments ....................            29              -        50,550         27,005
  Change in unrealized gain (loss) on investments ........        13,608              -        90,220         85,094
  Reinvested capital gains ...............................             -              -             -              -
                                                             -----------    -----------   -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................        13,467              -       146,706        111,616
                                                             -----------    -----------   -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)            (2)             -        15,004         19,710
  Transfers between funds ................................       196,594              -       196,974        512,880
  Death benefits (note 4) ................................             -              -             -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............          (666)             -       (15,954)        (6,689)
  Adjustments to maintain reserves .......................            11              -            35            113
                                                             -----------    -----------   -----------    -----------
      Net equity transactions ............................       195,937              -       196,059        526,014
                                                             -----------    -----------   -----------    -----------

Net change in contract owners' equity ....................       209,404              -       342,765        637,630
Contract owners' equity beginning of period ..............             -              -       637,630              -
                                                             -----------    -----------   -----------    -----------
Contract owners' equity end of period ....................       209,404              -       980,395        637,630
                                                             ===========    ===========   ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................             -              -        58,774              -
                                                             -----------    -----------   -----------    -----------
  Units purchased ........................................        20,141              -        18,789         59,529
  Units redeemed .........................................           (67)             -        (1,423)          (755)
                                                             -----------    -----------   -----------    -----------
  Ending units ...........................................        20,074              -        76,140         58,774
                                                             ===========    ===========   ===========    ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                     PIMRealRet                   PIMTotRet
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $     6,228          9,403         12,102         31,461
  Realized gain (loss) on investments ....................        20,948        (12,331)         4,919          1,957
  Change in unrealized gain (loss) on investments ........        20,465          1,855          2,606            (76)
  Reinvested capital gains ...............................        39,108         11,673         15,440         10,309
                                                             -----------    -----------    -----------    -----------
  Net increase (decrease) in contract owners'
   equity resulting from operations ......................        86,749         10,600         35,067         43,651
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)        21,496         35,408         25,604         55,471
  Transfers between funds ................................       115,530      1,014,880        191,540        528,190
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............       (24,020)       (15,465)       (20,418)       (32,570)
  Adjustments to maintain reserves .......................           229         10,189            (49)           (67)
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       113,235      1,045,012        196,677        551,024
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       199,984      1,055,612        231,744        594,675
Contract owners' equity beginning of period ..............     1,055,612              -        594,675              -
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................   $ 1,255,596      1,055,612        826,419        594,675
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................        84,012              -         52,710              -
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................        11,462        101,009         25,540         81,304
  Units redeemed .........................................        (3,336)       (16,997)        (8,128)       (28,594)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................        92,138         84,012         70,122         52,710
                                                             ===========    ===========    ===========    ===========

                                                                     PVTIntEq                     PVTGroEqIA
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................             -            985              -             -
  Realized gain (loss) on investments ....................           (73)       158,967              -            21
  Change in unrealized gain (loss) on investments ........             -              -              -             -
  Reinvested capital gains ...............................             -              -              -             -
                                                             -----------    -----------    -----------   -----------
  Net increase (decrease) in contract owners'
   equity resulting from operations ......................           (73)       159,952              -            21
                                                             -----------    -----------    -----------   -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)         2,662        124,840              -             -
  Transfers between funds ................................        (2,612)      (271,648)             -             -
  Death benefits (note 4) ................................             -              -              -             -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............             -        (13,395)             -             -
  Adjustments to maintain reserves .......................            23            251              -           (21)
                                                             -----------    -----------    -----------   -----------
      Net equity transactions ............................            73       (159,952)             -           (21)
                                                             -----------    -----------    -----------   -----------

Net change in contract owners' equity ....................             -              -              -             -
Contract owners' equity beginning of period ..............             -              -              -             -
                                                             -----------    -----------    -----------   -----------
Contract owners' equity end of period ....................             -              -              -             -
                                                             ===========    ===========    ===========   ===========

CHANGES IN UNITS:
  Beginning units ........................................             -              -              -             -
                                                             -----------    -----------    -----------   -----------
  Units purchased ........................................           203         45,465              -             -
  Units redeemed .........................................          (203)       (45,465)             -             -
                                                             -----------    -----------    -----------   -----------
  Ending units ...........................................             -              -              -             -
                                                             ===========    ===========    ===========   ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                      RoySmCp                      SalBrInv
                                                             --------------------------    --------------------------
                                                                2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................   $    (4,269)        (1,640)         2,440            832
  Realized gain (loss) on investments ....................       128,507          5,367          2,639        (36,659)
  Change in unrealized gain (loss) on investments ........        45,216        158,384         10,239         51,069
  Reinvested capital gains ...............................        70,486         42,810              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................       239,940        204,921         15,318         15,242
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)         8,660        136,825         26,884         20,156
  Transfers between funds ................................       353,186        450,868         69,976       (105,234)
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............       (22,530)       (11,729)        (3,844)        (3,932)
  Adjustments to maintain reserves .......................        (1,670)            60             12             (3)
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       337,646        576,024         93,028        (89,013)
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       577,586        780,945        108,346        (73,771)
Contract owners' equity beginning of period ..............       780,945              -         87,135        160,906
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................   $ 1,358,531        780,945        195,481         87,135
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................        72,341              -          7,070         17,337
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................        30,702         73,673          7,639         10,870
  Units redeemed .........................................        (1,925)        (1,332)          (303)       (21,137)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................       101,118         72,341         14,406          7,070
                                                             ===========    ===========    ===========    ===========

                                                                     TRowEqInc2                     WRSmCap
                                                             --------------------------    --------------------------
                                                                 2004           2003           2004           2003
                                                             -----------    -----------    -----------    -----------
Investment activity:
  Net investment income (loss) ...........................         1,222             15         (1,998)          (926)
  Realized gain (loss) on investments ....................         5,377             19         60,018         18,061
  Change in unrealized gain (loss) on investments ........         7,867            201          6,041         70,058
  Reinvested capital gains ...............................         3,802              -              -              -
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................        18,268            235         64,061         87,193
                                                             -----------    -----------    -----------    -----------

Equity transactions:
  Purchase payments received from contract owners (note 6)           932              8          2,860        122,689
  Transfers between funds ................................       158,690          2,430         81,964        181,413
  Death benefits (note 4) ................................             -              -              -              -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............        (3,186)           (18)       (10,118)        (7,136)
  Adjustments to maintain reserves .......................          (912)            (6)            10             27
                                                             -----------    -----------    -----------    -----------
      Net equity transactions ............................       155,524          2,414         74,716        296,993
                                                             -----------    -----------    -----------    -----------

Net change in contract owners' equity ....................       173,792          2,649        138,777        384,186
Contract owners' equity beginning of period ..............         2,649              -        384,186              -
                                                             -----------    -----------    -----------    -----------
Contract owners' equity end of period ....................       176,441          2,649        522,963        384,186
                                                             ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ........................................           210              -         35,681              -
                                                             -----------    -----------    -----------    -----------
  Units purchased ........................................        12,282            212          7,905         36,452
  Units redeemed .........................................          (238)            (2)          (920)          (771)
                                                             -----------    -----------    -----------    -----------
  Ending units ...........................................        12,254            210         42,666         35,681
                                                             ===========    ===========    ===========    ===========

--------------------------------------------------------------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-D
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

     (b)  The Contracts

          Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

          Contract owners may invest in the following:

          Funds of the AIM Variable Insurance Fund (AIM VIF);
            AIM VIF - AIM VI - Real Estate Fund - Series I Shares (AIMVREO)*
            AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)
            AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)* AIM VIF - Dynamics Fund (AIMVDyn) (Formerly INVESCO Variable
              Investment Funds, Inc. - INVESCO VIF - Dynamics Fund - Series I)
            AIM VIF - Equity Income Fund (AIMVEqIncF) (Formerly INVESCO Variable
              Investment Funds, Inc. - INVESCO VIF - Core Equity Fund -
               Series I)
            AIM VIF - Growth Fund - Series I Shares (AIMGrwth)
            AIM VIF - Health Sciences Fund (AIMVHealthF) (Formerly INVESCO
             Variable Investment Funds, Inc. - INVESCO VIF - Health Sciences
              Fund - Series I)
            AIM VIF - High Yield Fund - Series I Shares (AIMHighYld)*
            AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)* AIM VIF - Mid Cap Core Equity Fund - Series I Shares (AIMMidCore) AIM VIF - Small Company Growth Fund (AIMVSmCoGro) (Formerly INVESCO
             Variable Investment Funds, Inc. - INVESCO VIF - Small Company
              Growth Fund - Series I)
            AIM VIF - Technology Fund (AIMVTechF) (Formerly INVESCO Variable
              Investment Funds, Inc. - INVESCO VIF - Technology Fund - Series I)
            AIM VIF - Total Return Fund (AIMVTotRetF) (Formerly INVESCO Variable
              Investment Funds, Inc. - INVESCO VIF - Total Return Fund -
               Series I)
            AIM VIF - Utilities Fund (AIMVUtilF)* (Formerly INVESCO Variable
              Investment Funds, Inc. - INVESCO VIF - Utilities Fund - Series I) Portfolios of Alliance Variable Product Series Funds, Inc. (Alliance
           VPSF);
            Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class
             A (AlVPGrIncA)
            Alliance VPSF - Alliance Bernstein Growth And Income Portfolio -
             Class B (AlVPSmCapVB)*
          Portfolios of the American Century Variable Portfolios, Inc. (American
           Century VP);
            American Century VP - Balanced Fund - Class I (ACVPBal)*
            American Century VP - Capital Appreciation Fund - Class I
             (ACVPCapAp)*
            American Century VP - Growth Fund - Class I (ACVP)*
            American Century VP - Income & Growth Fund - Class I (ACVPIncGr)* American Century VP - International Fund - Class I (ACVPInt) American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra)* American Century VP - Value Fund - Class I (ACVPVal)*
            American Century VP - Vista/SM/ Fund - Class I (ACVPVista)* Portfolios of Baron Capital Asset Trust Insurance Series;
            Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance
             Shares (BCFTCpAsset)*

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

          Portfolio of the Calvert Variable Series (Calvert VS);
            Calvert VS - Social Equity Portfolio (CVSSoEq)
          Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
            Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
             (DryMidCapStS)*
            Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
             (DrySmCapIxS)
          Funds of Dreyfus Inc.;
            Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)* Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
          Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
            Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)* Dreyfus VIF - Disciplined Stock Portfolio - Initial Shares
             (DryVIFDSP)*
            Dreyfus VIF - International Value Portfolio - Initial Shares
             (DryVIFIntVal)
            Dreyfus VIF - Limited Term High Yield Portfolio - Initial Shares
             (DryVIFLTHYP)*
            Dreyfus VIF - Quality Bond Portfolio - Initial Shares
             (DryVIFQualBd)*
            Dreyfus VIF - Small Company Stock Portfolio - Initial Shares
             (DryVIFSCSP)*
          Portfolios of Federated Insurance Series (Federated IS);
            Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)* Portfolios of the Fidelity/(R)/ Variable Insurance Products
           (Fidelity/(R)/ VIP);
            Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
             (FidVIPEIS)
            Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity/(R)/ VIP - High Income Portfolio - Service Class
             (FidVIPHIS)*
            Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS) Fidelity/(R)/ VIP - Value Portfolio - Service Class (FidVIPVal)*
          Portfolios of the Fidelity/(R)/ Variable Insurance Products
           (Fidelity/(R)/ VIP II);
            Fidelity/(R)/ VIP II - Asset Manager Portfolio - Service Class
             (FidVIPAMS)*
            Fidelity/(R)/ VIP II - Asset Manager: Growth Portfolio - Service
             Class (FidVIPAMGrS)*
            Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
             (FidVIPConS)
            Fidelity/(R)/ VIP II - Index 500 Portfolio - Initial Class
             (FidVIPI500)
            Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio: Service
             Class (FidVIPIGBdS)
          Portfolios of the Fidelity/(R)/ Variable Insurance Products
           (Fidelity/(R)/ VIP III);
            Fidelity/(R)/ VIP III - Aggressive Growth Portfolio - Service Class
             (FidVIPAgGrS)*
            Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class
             (FidVIPBalS)
            Fidelity/(R)/ VIP III - Dynamic Capital Appreciation Fund - Service
             Class (FidVIPDyCapS)*
            Fidelity/(R)/ VIP III - Growth & Income Portfolio - Service Class
             (FidVIPGrInS)*
            Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service
             Class (FidVIPGrOpS)*
            Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class
             (FidVIPMCapS)*
            Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class
             (FidVIPValS)*
          Funds of the Franklin Templeton Variable Insurance Products Trust
           (Franklin Templeton VIP);
            Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
             (FrVIPForSec2)
          Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT) (Gartmore is an affiliate of the Company);
            Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
            Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI) Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)* Gartmore GVIT Federated High Income Bond Fund - Class I
             (GVITFHiInc)*
            Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)* Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)* Gartmore GVIT Global Technology and Communications Fund - Class I
             (GVITGlTech)*
            Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)*
            Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
            Gartmore GVIT Growth Fund - Class I (GVITGrowth)*
            Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)*
            Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)*

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

            Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)*
            Gartmore GVIT ID Moderately Aggressive Fund - Class II
             (GVITIDModAgg)*
            Gartmore GVIT ID Moderately Conservative Fund - Class II
             (GVITIDModCon)*
            Gartmore GVIT International Growth Fund - Class I (GVITIntGro)* Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)* Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)*
            Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
            Gartmore GVIT Money Market Fund: Class V (GVITMyMkt5)*
            Gartmore GVIT Nationwide/(R)/ Fund: Class I (GVITNWFund)
            Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I (GVITLead)* Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)* Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)* Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
            Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)* Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
             (GVITVKMultiSec)*
            Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)* Portfolios of Goldman Sachs Asset Management Funds (Goldman Sachs
           VIT);
            Goldman Sachs VIT - Capital Growth Fund (GSVITCGF)*
            Goldman Sachs VIT - CORE/SM/ Small Cap Equity Fund (GSVITCoreSMCap)* Goldman Sachs VIT - CORE/SM/ U.S. Equity Fund (GSVITCoreSMUSEq)* Goldman Sachs VIT - Growth and Income Fund (GVITGrthInc)*
            Goldman Sachs VIT - International Equity Fund (GVITIntEq)*
            Goldman Sachs VIT - Mid Cap Value Fund (GSVITMidCap)
          Funds of the Huntington Trust Company;
            Huntington VA - Huntington VA Dividend Capture Fund - Trust Shares
             (HVADivCpTr)*
            Huntington VA - Huntington VA Growth Fund - Trust Shares (HVAGrwth)* Huntington VA - Huntington VA Income Equity Fund - Trust Shares
             (HVAIncEq)*
            Huntington VA - Huntington VA Mid Corp America Fund - Trust Shares
             (HVAMdCrAm)*
            Huntington VA - Huntington VA New Economy Fund - Trust Shares
             (HVANwEc)*
          Portfolios of the Janus Advisor Series (Janus Advisor);
            Janus Advisor - International Growth Fund - I Shares (JanAdIntGr)* Portfolios of the Janus Aspen Series (Janus AS);
            Janus AS - Balanced Portfolio - Service Shares (JanBal)*
            Janus AS - Capital Appreciation Portfolio - Service Shares
             (JanCapAp)*
            Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)* Janus AS - International Growth Portfolio - Service Shares
             (JanIntGro)*
            Janus AS - Mid Cap Value Portfolio - Service Shares (JanMidCpVal)* Portfolios of the JPMorgan Series Trust II;
            JPMorgan Series Trust II - Bond Portfolio (JPMST2BP)*
            JPMorgan Series Trust II - International Equity Portfolio
             (JPMST2IEP)*
            JPMorgan Series Trust II - Small Company Portfolio (JPMST2SCP)* JPMorgan Series Trust II - U.S. Large Cap Core Equity Portfolio
             (JPMST2USLCC)*
            JPMorgan Series Trust II - U.S. Mid Cap Value Portfolio
             (JPMST2MdcpV)*
          Funds of the Massachusetts Financial Services Variable Insurance Trust
           (MFS VIT);
            MFS VIT - Investors Growth Stock Series - Service Class (MFSInvGrS)* MFS VIT - MFS Investors Growth Stock Series - Initial Class
             (MFSVITInvGrwI)
            MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)
            MFS VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)*
            MFS VIT - Utilities Series - Service Class (MFSUtilS)*
            MFS VIT - Value Series - Service Class (MFSValS)*
            MFS VIT Utilities Ser IC (MFSVITUS)*
          Funds of Merrill Lynch Variable Insurance Funds (Merrill Lynch VIF);
            Merrill Lynch VIF - American Balanced - Class II (MLVIFAB2)*
            Merrill Lynch VIF - Basic Value - Class II (MLVIFBV2)*

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

            Merrill Lynch VIF - Core Bond - Class II (MLVIFCB2)*
            Merrill Lynch VIF - Domestic Money Market - Class II (MLVIFDMM2)* Merrill Lynch VIF - Fundamental Growth - Class II (MLVIFFG2)* Merrill Lynch VIF - Global Allocation - Class II (MLVIFGA2)*
            Merrill Lynch VIF - Global Growth - Class II (MLVIFGlGr)*
            Merrill Lynch VIF - Government Bond - Class II (MLVIFGB2)*
            Merrill Lynch VIF - High Current Income - Class II (MLVIFHCI2)* Merrill Lynch VIF - Index 500 - Class II (MLVIFInd5002)*
            Merrill Lynch VIF - Large Cap Core - Class II (MLVIFLCCore2)* Merrill Lynch VIF - Large Cap Growth - Class II (MLVIVLCGr2)* Merrill Lynch VIF - Large Cap Value - Class II (MLVIFLCVal2)* Merrill Lynch VIF - Utilities and Telecom - Class II (MLVIFU&T2)* Merrill Lynch VIF - Value Opportunities - Class II (MLVIFSmCapVal2)*
              (Formerly Merrill Lynch Variable Insurance Funds - Small Cap Value
               - Class II)
          Portfolio of Nations Marsico;
            Nations Marsico Growth Portfolio (MATMAR)*
          Portfolios of the Neuberger Berman Advisers Management Trust
           (Neuberger Berman AMT);
            Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
             (NBAMTFasc)*
            Neuberger Berman AMT - Guardian Portfolio - I Class Shares
             (NBAMTGuard)*
            Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class
             (NBAMTMCGr)*
            Neuberger Berman AMT - Partners Portfolio (NBAMTPart)*
          Portfolios of One Group/(R)/ Investment Trust (One Group/(R)/ IT);
            One Group/(R)/ IT Balanced Portfolio (OGBal)
            One Group/(R)/ IT Bond Portfolio (OGBond)
            One Group/(R)/ IT Diversified Equity Portfolio (OGDivEq)*
            One Group/(R)/ IT Diversified Mid Cap Portfolio (OGDivMidCap)*
            One Group/(R)/ IT Equity Index Portfolio (OGEqIndx)
            One Group/(R)/ IT Government Bond Portfolio (OGGvtBd)*
            One Group/(R)/ IT Large Cap Growth Portfolio (OGLgCapGr)*
            One Group/(R)/ IT Mid Cap Growth Portfolio (OGMidCapGr)
            One Group/(R)/ IT Mid Cap Value Portfolio (OGMidCapV)
          Funds of the Oppenheimer Variable Account Funds (Oppenheimer VA);
            Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)* Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp) Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec) Oppenheimer Main Street/(R)/ Fund/VA - Initial Class (OppMSFund)*
          Portfolios of PIMCO Variable Insurance Trust (PIMCO VIT);
            PIMCO VIT - All Asset Portfolio - Administrative Shares
             (PVITAllAsset)*
            PIMCO VIT - High Yield Portfolio - Administrative Shares (PIMHighY)* PIMCO VIT - Low Duration Portfolio - Administrative Shares
             (PIMLowDur)*
            PIMCO VIT - Real Return Portfolio - Administrative Shares
             (PIMRealRet)
            PIMCO VIT - Total Return Portfolio - Administrative Shares
             (PIMTotRet)
          Portfolio of Pioneer Variable Contracts Trust Funds (Pioneer VCT);
            Pioneer High Yield VCT Portfolio - Class I Shares (PVCTHiYield)* Funds of the Putnam Variable Trust (Putnam VT);
            Putnam VT - International Equity Fund - IB Shares (PVTIntEq)*
            Putnam VT - International Growth Fund - IA Shares (PVTGroEqIA)* Portfolios of Royce Capital Funds;
            Royce Capital Fund - Royce Micro-Cap (RCFMicroCap)*
            Royce Capital Fund - Small Cap (RoySmCp)
          Portfolios of Salomon Smith Barney Funds, Inc. (Salomon Brothers VSF);
            Salomon Brothers VSF - All Cap Fund (SalBrCap)*
            Salomon Brothers VSF - Emerging Growth Fund - Class I (SalBrEmGr)*

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

            Salomon Brothers VSF - High Yield Bond Fund (SalBrHYBd)*
            Salomon Brothers VSF - Investors Fund (SalBrInv)
            Salomon Brothers VSF - Strategic Bond Fund - Class I (SalBrStratBd)* Salomon Brothers VSF - Total Return Fund (SalBrTotRet)*
          Portfolios of Scudder Variable Insurance Trust (Scudder VIT);
            Scudder VIT - EAFE/(R)/ Equity Index Fund - Class A (SVITEIF)* Scudder VIT - Equity 500 Index Fund - Class A (SVITIF)*
            Scudder VIT - Small Cap Index Fund - Class A (SVITSCI)*
          Portfolios of Scudder Variable Series 1 (Scudder VS1);
            Scudder VS1 - Capital Growth Portfolio - Class B (ScVS1CpGrB)* Scudder VS1 - Health Sciences Portfolio - Class B (ScVS1HSciGrB)*
          Portfolios of Scudder Variable Series 2 (Scudder VS2);
            Scudder VS2 - Contrarian Value Portfolio - Class B (ScVS2ConVB)* Scudder VS2 - Dreman Financial Services Portfolio - Class B
             (ScVS2DrFSrvB)*
            Scudder VS2 - Dreman High Return Equity Portfolio - Class B
             (ScVS2DrHiRtEqB)*
            Scudder VS2 - Dreman Small Cap Value Portfolio - Class B
             (ScVS2DrSmCpVB)*
            Scudder VS2 - Fixed Income Portfolio - Class B (ScVS2FxIncB)* Scudder VS2 - Global Blue Chip Portfolio - Class B (ScVS2GlBluChB)* Scudder VS2 - High Income Portfolio - Class B (ScVS2HiIncB)*
            Scudder VS2 - Small Cap Growth Portfolio - Class B (ScVS2SmCpGrB)* Scudder VS2 - Technology Growth Portfolio - Class B (ScVS2TechGrwB)* Scudder VS2 - Total Return Portfolio - Class B (ScVS2TotRtnB)*
          Strong Variable Insurance Funds, Inc.;
            Strong Opportunity Fund II, Inc. (StOpp2)*
          Portfolios of T. Rowe Price Funds, Inc.;
            T. Rowe Price Equity Income Portfolio II (TRowEqInc2)
            T. Rowe Price Mid Cap Growth Fund II (TRowMidCap2)*
            T. Rowe Price New America Growth Portfolio (TRowNewAmG)*
          Portfolios of Van Kampen Life Investment Trust (Van Kampen LIT);
            Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)*
            Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)*
            Van Kampen LIT - Enterprise Portfolio - Class II (VKEnt2)*
          Funds of Van Kampen Universal Institutional Funds, Inc. (Van Kampen
           UIF);
            Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
             (VKoreFI)*
            Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)*
            Van Kampen UIF - Emerging Markets Equity Portfolio - Class I
             (VKEmMk1)*
            Van Kampen UIF - Equity Growth Portfolio - Class I (VKEQGrP)*
            Van Kampen UIF - Global Value Equity Portfolio - Class I
             (VKGlValEq1)*
            Van Kampen UIF - High Yield Portfolio - Class I (VKHiYld1)*
            Van Kampen UIF - International Magnum Portfolio - Class I
             (VKIntMag)*
            Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)*
            Van Kampen UIF - Mid Cap Value Portfolio - Class I (VKMidCapVal1)* Van Kampen UIF - Technology Portfolio - Class I (VKTech1)*
            Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)* Van Kampen UIF - Value Portfolio (VKVal)*
          Portfolios of the Waddell and Reed: W & R Target Funds, Inc.;
            W & R Target Funds, Inc. - Small Cap Portfolio (WRSmCap)

          At December 31, 2004, contract owners were invested in all of the above funds except those noted with an asterisk(*). The contract owners' equity is affected by the investment results of each fund, equity transaction by contract owners and certain contract expenses (see notes 2 and 3).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premium

          The Company deducts a charge for state premium taxes and sales expenses not to exceed 9.0% (reduced to 5.5% starting in the seventh policy year) of each premium received to cover the payment of these premium taxes. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in cost are determined in a manner not unfairly discriminatory to policy owners.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          The Company currently deducts a monthly administrative charge of $5 in all policy years to recover policy maintenance, accounting, record keeping and other administrative expenses. This charge is subject to change but will not exceed $10 per month. These charges are assessed against each contract by liquidating units.

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Asset Charges

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges. This charge is guaranteed not to exceed an annualized rate of 0.75% of the policy's cash value. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

     For contracts issued prior to September 9, 2002, the Company reduced the asset charges where the size or nature of the group resulted in savings in sales, underwriting, or administrative costs. Variations due to differences in costs were determined in a manner not unfairly discriminatory to policy owners.

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on the each policy anniversary, or when the loan is repaid or a new loan is effective. The interest rate is guaranteed not to exceed 3.75%.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan was made. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

     The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate of 3.75%. No loans were outstanding as of December 31, 2004 and 2003.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners' Equity.

     Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

     For the periods ended December 31, 2004 and 2003, there were no transfers between the Account and the fixed account of the Company.

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2004.

                                        Contract                                                   Investment
                                        Expense                        Unit           Contract       Income       Total
                                          Rate*        Units         Fair Value    Owners' Equity    Ratio**    Return***
                                        --------   -------------   -------------   --------------  ----------  -----------
The BEST of AMERICA/(R)/ America's FUTURE Life Series/SM/
  Reduced Fee Tier - (0.20%)
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
      2004 .............................    0.20%        610,162   $   11.312080   $    6,902,201        1.58%       11.16%
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class
      2004 .............................    0.20%         80,876        8.331220          673,796        0.16%        3.06%
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
      2004 .............................    0.20%        395,940       12.715028        5,034,388        0.26%       15.11%
    Fidelity/(R)/ VIP II - Index 500 Portfolio - Initial Class
      2004 .............................    0.20%        436,930       10.018647        4,377,447        1.25%       10.39%
    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio: Service Class
      2004 .............................    0.20%         38,490       12.340435          474,983        2.00%        4.11%
    Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class
      2004 .............................    0.20%        258,454       11.005178        2,844,332        1.85%        5.21%
    Gartmore GVIT Money Market Fund - Class I
      2004 .............................    0.20%             76       10.385497              789        0.83%        0.61%
The BEST of AMERICA/(R)/ America's FUTURE Life Series/SM/
  Reduced Fee Tier - (0.25%)
    AIM VIF - AIM VI - Real Estate Fund - Series I Shares
      2003 .............................    0.25%          1,861       18.434416           34,306        5.75%       38.47%
    AIM VIF - Basic Value Fund - Series I Shares
      2004 .............................    0.25%        194,202       13.719318        2,664,319        0.00%       10.79%
      2003 .............................    0.25%         34,744       12.382943          430,233        0.04%       33.29%
    AIM VIF - Dynamics Fund
      2004 .............................    0.25%         12,758       10.681061          136,269        0.00%       13.06%
      2003 .............................    0.25%          4,116        9.447591           38,886        0.00%       37.48%
    AIM VIF - Equity Income Fund
      2004 .............................    0.25%        187,696       11.092753        2,082,065        0.74%        3.98%
      2003 .............................    0.25%        187,983       10.668115        2,005,424        1.26%       22.29%
    AIM VIF - Growth Fund - Series I Shares
      2004 .............................    0.25%        277,828       10.959763        3,044,929        0.00%        9.60% 04/30/04
    AIM VIF - Health Sciences Fund
      2004 .............................    0.25%         10,156       12.314241          125,063        0.00%        7.30%
      2003 .............................    0.25%          9,388       11.476339          107,740        0.00%       27.46%
    AIM VIF - Mid Cap Core Equity Fund - Series I Shares
      2004 .............................    0.25%        209,352       14.193109        2,971,356        0.19%       13.53%
      2003 .............................    0.25%         40,414       12.501247          505,225        0.00%       27.00%
    AIM VIF - Small Company Growth Fund
      2004 .............................    0.25%        273,458       13.814641        3,777,724        0.00%       13.61%
      2003 .............................    0.25%        160,568       12.159621        1,952,446        0.00%       33.10%
    AIM VIF - Technology Fund
      2004 .............................    0.25%          2,718        8.481089           23,052        0.00%        4.37%
      2003 .............................    0.25%         20,669        8.125808          167,952        0.00%       44.93%
    AIM VIF - Total Return Fund
      2004 .............................    0.25%        154,896        9.921020        1,536,726        1.74%        3.47%
      2003 .............................    0.25%         79,699        9.588040          764,157        2.74%       16.69%
    AIM VIF - Utilities Fund
      2003 .............................    0.25%          5,717        7.744429           44,275        1.05%       17.18%
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
      2004 .............................    0.25%        444,828       11.131246        4,951,490        1.11%       13.20%
      2003 .............................    0.25%        269,951        9.832886        2,654,397        0.81%       42.85%

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

                                        Contract                                                   Investment
                                        Expense                        Unit           Contract       Income       Total
                                          Rate*        Units         Fair Value    Owners' Equity    Ratio**    Return***
                                        --------   -------------   -------------   --------------  ----------  -----------
    Gartmore GVIT Comstock Value Fund - Class I
      2004 .............................    0.25%          9,778   $   10.467533   $      102,352        1.12%       17.21%
      2003 .............................    0.25%         11,755        8.930936          104,983        1.80%       31.11%
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
      2004 .............................    0.25%         15,780       17.959872          283,407        0.59%       15.44%
      2003 .............................    0.25%            324       15.557368            5,041        0.58%       34.31%
    Gartmore GVIT Government Bond Fund - Class I
      2004 .............................    0.25%         21,918       13.620393          298,532        5.18%        3.00%
      2003 .............................    0.25%         27,927       13.223142          369,283        2.73%        1.75%
    Gartmore GVIT Growth Fund - Class I
      2003 .............................    0.25%         28,670        5.146555          147,552        0.02%       32.41%
    Gartmore GVIT Mid Cap Growth Fund - Class I
      2003 .............................    0.25%            820        9.579740            7,855        0.00%       39.79%
    Gartmore GVIT Nationwide/(R)/ Fund: Class I
      2004 .............................    0.25%         20,024       10.443524          209,121        1.31%        9.48%
      2003 .............................    0.25%         21,730        9.539460          207,292        0.52%       27.19%
    Gartmore GVIT Small Company Fund - Class I
      2004 .............................    0.25%          1,086       20.240968           21,982        0.00%       18.72%
      2003 .............................    0.25%          6,841       17.048620          116,630        0.00%       40.66%
    Gartmore GVIT Worldwide Leaders Fund - Class I
      2003 .............................    0.25%          4,733        8.554639           40,489        0.00%       35.72%
    Invesco VIF - Growth Fund
      2003 .............................    0.25%        348,515        4.291770        1,495,746        0.00%       29.55%
    Salomon Brothers VSF - Investors Fund
      2004 .............................    0.25%         14,406       13.569403          195,481        2.21%       10.10%
      2003 .............................    0.25%          7,070       12.324552           87,135        1.32%       32.00%
The BEST of AMERICA/(R)/ America's FUTURE Life Series/SM/
  Reduced Fee Tier - (0.40%)
    AIM VIF - Basic Value Fund - Series I Shares
      2004 .............................    0.40%         39,136       13.668757          534,940        0.00%       10.63%
      2003 .............................    0.40%         42,275       12.355819          522,342        0.04%       33.09%
      2002 .............................    0.40%         41,838        9.283590          388,407        0.00%       -7.16% 07/15/02
    AIM VIF - Dynamics Fund
      2001 .............................    0.40%         30,111       10.070858          303,244        0.00%      -31.41%
      2000 .............................    0.40%         15,600       14.683635          229,065        0.00%       -3.93%
    AIM VIF - Equity Income Fund
      2004 .............................    0.40%         27,000       10.993594          296,827        0.74%        3.82%
      2003 .............................    0.40%        158,536       10.588631        1,678,679        1.26%       22.11%
      2002 .............................    0.40%        286,948        8.671582        2,488,293        1.67%      -19.43%
      2001 .............................    0.40%        246,524       10.763365        2,653,428        1.48%       -9.34%
      2000 .............................    0.40%        109,129       11.871617        1,295,538        0.12%        4.45%
    AIM VIF - Growth Fund - Series I Shares
      2004 .............................    0.40%         48,662       10.948763          532,789        0.00%        9.49% 04/30/04
    AIM VIF - Health Sciences Fund
      2002 .............................    0.40%          5,342        8.949952           47,811        0.00%      -24.75%
    AIM VIF - Mid Cap Core Equity Fund - Series I Shares
      2004 .............................    0.40%         42,190       14.140795          596,600        0.19%       13.36%
      2003 .............................    0.40%         49,175       12.473849          613,402        0.00%       26.81%
      2002 .............................    0.40%         52,865        9.836962          520,031        0.00%       -1.63% 07/15/02
    AIM VIF - Small Company Growth Fund
      2004 .............................    0.40%         52,750       13.691063          722,204        0.00%       13.44%
      2003 .............................    0.40%        185,394       12.068934        2,237,508        0.00%       32.90%
      2002 .............................    0.40%        318,301        9.081210        2,890,558        0.00%      -31.39%
      2001 .............................    0.40%        171,788       13.235944        2,273,776        0.00%      -18.87%
    AIM VIF - Technology Fund
      2002 .............................    0.40%         27,179        5.573377          151,479        0.00%      -47.06%

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

                                        Contract                                                   Investment
                                        Expense                        Unit           Contract       Income       Total
                                          Rate*        Units         Fair Value    Owners' Equity    Ratio**    Return***
                                        --------   -------------   -------------   --------------  ----------  -----------
    AIM VIF - Total Return Fund
      2004 .............................    0.40%         22,118   $    9.832340   $      217,472        1.74%        3.32%
      2003 .............................    0.40%         71,235        9.516603          677,915        2.74%       16.51%
      2002 .............................    0.40%        111,191        8.167813          908,187        3.39%      -10.58%
      2001 .............................    0.40%         68,822        9.134304          628,641        1.93%       -1.87%
      2000 .............................    0.40%         80,808        9.308327          752,187        0.58%       -2.56%
    AIM VIF - Utilities Fund
      2002 .............................    0.40%          6,844        6.569711           44,963        1.04%      -20.64%
    Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
      2004 .............................    0.40%        172,414       11.193833        1,929,974        0.86%       11.02%
      2003 .............................    0.40%         94,893       10.082977          956,804        1.15%       31.97%
    American Century VP - International Fund - Class I
      2004 .............................    0.40%         18,162        8.151177          148,042        0.00%       14.47%
    Calvert VS - Social Equity Portfolio
      2004 .............................    0.40%          3,150       13.352495           42,060        0.08%        6.73%
      2003 .............................    0.40%          2,995       12.510533           37,469        0.02%       21.69%
    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
      2004 .............................    0.40%          2,156       12.752292           27,494        1.20%       21.40%
      2003 .............................    0.40%             42       10.504526              441        0.63%       37.23%
    Dreyfus Stock Index Fund, Inc. - Initial Shares
      2004 .............................    0.40%        326,338       10.218046        3,334,537        1.97%       10.20%
      2003 .............................    0.40%        217,474        9.272395        2,016,505        1.82%       27.85%
    Dreyfus VIF - International Value Portfolio - Initial Shares
      2004 .............................    0.40%         84,172       14.737382        1,240,475        1.24%       19.54%
      2003 .............................    0.40%         51,497       12.328061          634,858        6.21%       35.81%
    Dreyfus VIF - Quality Bond Portfolio - Initial Shares
      2001 .............................    0.40%          7,599       11.774415           89,474        2.16%        6.26%
      2000 .............................    0.40%        109,185       11.080494        1,209,824        7.29%       10.76%
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
      2003 .............................    0.40%        636,125       11.495307        7,312,452        1.68%       29.70%
      2002 .............................    0.40%        559,168        8.862985        4,955,898        1.68%      -17.33%
      2001 .............................    0.40%        592,870       10.720798        6,356,040        1.52%       -5.47%
      2000 .............................    0.40%        525,731       11.341117        5,962,377        0.00%        7.87%
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class
      2004 .............................    0.40%          3,898        9.252214           36,065        0.16%        2.85%
      2003 .............................    0.40%         77,099        8.995716          693,561        0.03%       32.25%
      2002 .............................    0.40%          9,523        6.801978           64,775        0.00%      -30.48%
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
      2004 .............................    0.40%         84,776       11.031720          935,225        1.11%       13.03%
      2003 .............................    0.40%        305,807        9.759585        2,984,549        0.81%       42.63%
      2002 .............................    0.40%        574,848        6.842437        3,933,361        0.82%      -20.66%
      2001 .............................    0.40%        334,783        8.624328        2,887,278        7.46%      -21.59%
      2000 .............................    0.40%         66,499       10.998746          731,406        1.38%      -19.47%
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
      2004 .............................    0.40%         21,972       13.238537          290,877        0.26%       14.88%
      2003 .............................    0.40%        405,029       11.523894        4,667,511        0.36%       27.84%
      2002 .............................    0.40%        384,953        9.014275        3,470,072        0.73%       -9.79%
      2001 .............................    0.40%        388,621        9.992116        3,883,146        0.40%      -12.71%
      2000 .............................    0.40%        157,094       11.447448        1,798,325        0.00%       -7.09%
    Fidelity/(R)/ VIP II - Index 500 Portfolio - Initial Class
      2003 .............................    0.40%        432,638        7.829650        3,387,404        1.53%       27.90%
      2002 .............................    0.40%        457,424        6.121876        2,800,293        1.29%      -22.56%
      2001 .............................    0.40%        457,849        7.905210        3,619,392        0.00%      -12.45%
    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio: Service Class
      2003 .............................    0.40%         97,914       11.796195        1,155,013        2.74%        4.64%
      2002 .............................    0.40%         75,241       11.272735          848,172        0.00%        9.76%
    Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class
      2003 .............................    0.40%        191,781       10.283429        1,972,166        2.48%       17.06%
      2002 .............................    0.40%        154,828        8.784896        1,360,148        2.83%       -9.12%
      2001 .............................    0.40%        147,063        9.666294        1,421,554        3.39%       -2.12%
      2000 .............................    0.40%        137,868        9.875470        1,361,511        0.00%       -4.76%

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

                                        Contract                                                   Investment
                                        Expense                        Unit           Contract       Income       Total
                                          Rate*        Units         Fair Value    Owners' Equity    Ratio**    Return***
                                        --------   -------------   -------------   --------------  ----------  -----------
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
      2004 .............................    0.40%         78,650   $   14.728417   $    1,158,390        1.06%       18.06%
      2003 .............................    0.40%         49,066       12.475864          612,141        1.59%       31.68%
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
      2004 .............................    0.40%        136,290       17.799298        2,425,866        0.59%       15.27%
      2003 .............................    0.40%         99,787       15.441403        1,540,851        0.58%       34.11%
    Gartmore GVIT Federated High Income Bond Fund - Class I
      2000 .............................    0.40%        102,317        9.362266          957,919       12.95%       -8.64%
    Gartmore GVIT Government Bond Fund - Class I
      2002 .............................    0.40%         19,615       12.918846          253,403        9.52%       10.54%
      2001 .............................    0.40%         31,421       11.686979          367,217        9.72%        6.82%
    Gartmore GVIT Growth Fund - Class I
      2002 .............................    0.40%         20,775        3.863679           80,268        0.00%      -29.01%
      2000 .............................    0.40%        132,962        7.603332        1,010,954        0.22%      -26.82%
    Gartmore GVIT Mid Cap Growth Fund - Class I
      2002 .............................    0.40%          6,186        6.812256           42,141        0.00%      -37.27%
    Gartmore GVIT Money Market Fund - Class I
      2004 .............................    0.40%        146,872       11.543898        1,695,475        0.83%        0.41%
      2003 .............................    0.40%        107,374       11.496973        1,234,476        0.55%        0.22%
      2002 .............................    0.40%             41       11.471376              470        3.26%        0.81%
      2001 .............................    0.40%        132,087       11.379587        1,503,096        5.57%        3.19%
      2000 .............................    0.40%          2,442       11.028155           26,931       23.75%        5.60%
    Gartmore GVIT Nationwide/(R)/ Fund: Class I
      2002 .............................    0.40%         17,310        7.455189          129,049        1.94%      -17.68%
    Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I
      2000 .............................    0.40%         69,215       10.358488          716,963        1.07%        7.18%
    Gartmore GVIT Small Company Fund - Class I
      2004 .............................    0.40%            530       20.060030           10,632        0.00%       18.55%
      2003 .............................    0.40%             78       16.921572            1,320        0.00%       40.45%
      2002 .............................    0.40%            717       12.048077            8,638        0.00%      -17.66%
    Gartmore GVIT Worldwide Leaders Fund - Class I
      2002 .............................    0.40%         15,496        6.265578           97,091        0.00%      -25.69%
    Goldman Sachs VIT - Mid Cap Value Fund
      2004 .............................    0.40%          8,870       21.626334          191,826        0.99%       25.38%
      2003 .............................    0.40%            247       17.248288            4,260        4.06%       27.88%
    Invesco VIF - Growth Fund
      2003 .............................    0.40%        426,314        4.259733        1,815,984        0.00%       29.36%
      2002 .............................    0.40%        703,188        3.293048        2,315,632        0.00%      -39.18%
      2001 .............................    0.40%        496,604        5.414750        2,688,987        0.00%      -44.49%
      2000 .............................    0.40%         81,077        9.755131          790,917        0.00%      -23.55%
    Invesco VIF - High Yield Fund
      2001 .............................    0.40%         68,560        8.085321          554,330       21.64%      -15.27%
    MFS VIT - MFS Investors Growth Stock Series - Initial Class
      2004 .............................    0.40%        110,050        9.879737        1,087,265        0.00%        8.75%
      2003 .............................    0.40%         84,317        9.084887          766,010        0.00%       22.53%
    MFS VIT - MFS Value Series - Initial Class
      2004 .............................    0.40%         28,266       11.800888          333,564        0.83%       14.72%
      2003 .............................    0.40%         20,767       10.286766          213,625        0.00%       24.46%
    One Group/(R)/ IT Balanced Portfolio
      2004 .............................    0.40%          1,192        9.869290           11,764        1.17%        5.31%
      2003 .............................    0.40%            177        9.371697            1,659        0.00%       16.73%
    One Group/(R)/ IT Bond Portfolio
      2004 .............................    0.40%          1,892       13.445176           25,438        1.81%        3.72%
      2003 .............................    0.40%            218       12.963219            2,826        0.00%        3.46%
    One Group/(R)/ IT Equity Index Portfolio
      2004 .............................    0.40%          3,698        8.291329           30,661        0.34%        9.90%
      2003 .............................    0.40%            132        7.544510              996        0.00%       27.47%
    One Group/(R)/ IT Mid Cap Growth Portfolio
      2004 .............................    0.40%          2,050        8.423606           17,268        0.00%       12.17%
      2003 .............................    0.40%            221        7.509677            1,660        0.00%       26.64%

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

                                        Contract                                                   Investment
                                        Expense                        Unit           Contract       Income       Total
                                          Rate*        Units         Fair Value    Owners' Equity    Ratio**    Return***
                                        --------   -------------   -------------   --------------  ----------  -----------
    One Group(R)IT Mid Cap Value Portfolio
      2004 .............................    0.40%             50   $   15.246029   $          762        0.29%       14.94%
    Oppenheimer Capital Appreciation Fund/VA - Initial Class
      2004 .............................    0.40%         20,074       10.431598          209,404        0.00%        6.51%
    Oppenheimer Global Securities Fund/VA - Initial Class
      2004 .............................    0.40%         76,140       12.876219          980,395        1.14%       18.69%
      2003 .............................    0.40%         58,774       10.848847          637,630        0.16%       42.45%
    PIMCO VIT - Real Return Portfolio - Administrative Shares
      2004 .............................    0.40%         92,138       13.627337        1,255,596        0.99%        8.45%
      2003 .............................    0.40%         84,012       12.565018        1,055,612        2.61%        8.42%
    PIMCO VIT - Total Return Portfolio - Administrative Shares
      2004 .............................    0.40%         70,122       11.785439          826,419        1.94%        4.46%
      2003 .............................    0.40%         52,710       11.282022          594,675        2.95%        4.62%
    Royce Capital Fund - Small Cap
      2004 .............................    0.40%        101,118       13.435110        1,358,531        0.00%       24.45%
      2003 .............................    0.40%         72,341       10.795330          780,945        0.00%       40.54%
    Salomon Brothers VSF - Investors Fund
      2002 .............................    0.40%         17,337        9.281074          160,906        2.66%      -23.36%
    T. Rowe Price Equity Income Portfolio II
      2004 .............................    0.40%         12,254       14.398668          176,441        1.99%       14.16%
      2003 .............................    0.40%            210       12.612824            2,649        2.54%       24.67%
    W & R Target Funds, Inc. - Small Cap Portfolio
      2004 .............................    0.40%         42,666       12.257131          522,963        0.00%       13.84%
      2003 .............................    0.40%         35,681       10.767230          384,186        0.00%       35.23%
                                                                                   --------------

  Contract Owners' Equity Total By Year

    2004 .......................................................................   $   65,936,045
                                                                                   ==============
    2003 .......................................................................   $   52,487,131
                                                                                   ==============
    2002 .......................................................................   $   27,960,046
                                                                                   ==============
    2001 .......................................................................   $   29,229,603
                                                                                   ==============
    2000 .......................................................................   $   16,843,917
                                                                                   ==============

* This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Shareholder Nationwide Life and Annuity Insurance
Company:

We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company (the Company), a wholly-owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2004 and 2003, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.


As discussed in note 3 to the financial statements, the Company adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.




/s/ KPMG LLP
Columbus, Ohio
April 15, 2005

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (a wholly-owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets
                    (in thousands, except per share amounts)

                                                                                                         DECEMBER 31,
                                                                                          ------------------------------------------
                                                                                                2004                 2003
====================================================================================================================================
ASSETS:
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $4,638,800 in 2004; $4,508,435 in 2003)                   $ 4,786,899          $ 4,704,525
      Equity securities (cost $6,607 in 2004; $6,462 in 2003)                                         7,611                6,424
   Mortgage loans on real estate, net                                                             1,232,003            1,125,962
   Real estate, net                                                                                   3,950                  365
   Policy loans                                                                                         914                  571
   Short-term investments, including amounts managed by a related party                             150,185              114,339
---------------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                           6,181,562            5,952,186

Accrued investment income                                                                            62,004               61,338
Deferred policy acquisition costs                                                                   113,039               71,346
Reinsurance receivable from a related party                                                         117,758              113,055
Other assets                                                                                        738,781              539,333
Assets held in separate accounts                                                                  2,289,967            2,384,737
---------------------------------------------------------------------------------------------------------------------------------
         Total assets                                                                           $ 9,503,111          $ 9,121,995
=================================================================================================================================
LIABILITIES AND SHAREHOLDER'S EQUITY:
Liabilities:
   Future policy benefits and claims                                                            $ 6,532,259          $ 6,120,710
   Other liabilities                                                                                236,261              192,668
   Liabilities related to separate accounts                                                       2,289,967            2,384,737
---------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                           9,058,487            8,698,115
---------------------------------------------------------------------------------------------------------------------------------
Shareholder's equity:
   Common stock, $40 par value; authorized, issued and outstanding - 66 shares                        2,640                2,640
   Additional paid-in capital                                                                       247,960              247,960
   Retained earnings                                                                                148,169              112,157
   Accumulated other comprehensive income                                                            45,855               61,123
---------------------------------------------------------------------------------------------------------------------------------
      Total shareholder's equity                                                                    444,624              423,880
---------------------------------------------------------------------------------------------------------------------------------
         Total liabilities and shareholder's equity                                             $ 9,503,111          $ 9,121,995
=================================================================================================================================

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (a wholly-owned subsidiary of Nationwide Life Insurance Company)

                             Statements of Income
                                (in thousands)

                                                                                             YEARS ENDED DECEMBER 31,
                                                                              ----------------------------------------------------
                                                                                   2004              2003              2002
==================================================================================================================================
REVENUES:
Policy charges                                                                       $ 58,848          $ 45,928          $ 52,586
Life insurance premiums                                                                 4,206               783               580
Net investment income                                                                  35,625            33,885            26,163
Net realized gains (losses) on investments, hedging instruments and                       279           (13,659)          (10,201)
  hedged items
Other                                                                                     478               597               711
----------------------------------------------------------------------------------------------------------------------------------
   Total revenues                                                                      99,436            67,534            69,839
----------------------------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                       11,197            10,685             9,943
Other benefits and claims                                                               9,246             3,769             9,543
Amortization of deferred policy acquisition costs                                      17,271            14,069            31,726
Other operating expenses                                                                8,810            11,294            15,356
----------------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                                         46,524            39,817            66,568
----------------------------------------------------------------------------------------------------------------------------------
      Income from continuing operations before federal income                          52,912            27,717             3,271
        tax expense
Federal income tax expense                                                             16,986             8,505               352
----------------------------------------------------------------------------------------------------------------------------------
      Income from continuing operations                                                35,926            19,212             2,919
Cumulative effect of adoption of accounting principle, net of tax                          86                 -                 -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Net income                                                                     $ 36,012          $ 19,212           $ 2,919
==================================================================================================================================

                   NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (a wholly-owned subsidiary of Nationwide Life Insurance Company)

          Statements of Shareholder's Equity
                    (in thousands)

                                                                                                       ACCUMULATED
                                                                     ADDITIONAL                          OTHER             TOTAL
                                                        COMMON        PAID-IN         RETAINED        COMPREHENSIVE    SHAREHOLDER'S
                                                         STOCK        CAPITAL         EARNINGS           INCOME           EQUITY
====================================================================================================================================
Balance as of December 31, 2001                         $ 2,640      $ 152,960        $ 90,026           $ 11,538         $ 257,164
Comprehensive income:
Net income                                                    -              -           2,919                  -             2,919
Net unrealized gains on securities available-                 -              -               -             48,077            48,077
  for-sale arising during the period, net of tax

Accumulated net gains on cash flow hedges,                    -              -               -                441               441
  net of tax
                                                                                                                    ----------------
      Total comprehensive income                                                                                             51,437
                                                                                                                    ----------------
Capital contributed                                           -         95,000               -                  -            95,000
------------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                           2,640        247,960          92,945             60,056           403,601
------------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                    -              -          19,212                  -            19,212
Net unrealized gains on securities available-                 -              -               -              3,942             3,942
  for-sale arising during the period, net of tax

Accumulated net losses on cash flow hedges,                   -              -               -             (2,875)           (2,875)
  net of tax
                                                                                                                    ----------------
      Total comprehensive income                                                                                             20,279
------------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                           2,640        247,960         112,157             61,123           423,880
------------------------------------------------------------------------------------------------------------------------------------

Comprehensive income:
Net income                                                    -              -          36,012                  -            36,012
Net unrealized losses on securities available-                -              -               -            (10,231)          (10,231)
  for-sale arising during the period, net of tax

Accumulated net losses on cash flow hedges,                   -              -               -             (5,037)           (5,037)
  net of tax
                                                                                                                    ----------------
      Total comprehensive income                                                                                             20,744
------------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                         $ 2,640      $ 247,960  #    $ 148,169 #         $ 45,855         $ 444,624
====================================================================================================================================

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (a wholly-owned subsidiary of Nationwide Life Insurance Company)

                           Statements of Cash Flows
                                (in thousands)

                                                                                             YEARS ENDED DECEMBER 31,
                                                                                --------------------------------------------------
                                                                                     2004              2003             2002
==================================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                                         $ 36,012          $ 19,212          $ 2,919
   Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account values                                  11,197            10,685            9,943
      Capitalization of deferred policy acquisition costs                              (28,448)          (32,011)         (34,174)
      Amortization of deferred policy acquisition costs                                 17,271            14,069           31,726
      Amortization and depreciation                                                     21,197            21,813            8,445
      Net realized (gains) losses on investments, hedging instruments and                 (279)           13,659           10,201
        hedged items
      Increase in accrued investment income                                               (666)          (11,094)         (16,003)
      Increase in other assets                                                        (211,300)         (292,977)         (28,393)
      Increase (decrease) in other liabilities                                          29,671            28,490           (9,756)
      Other, net                                                                           623               944              641
----------------------------------------------------------------------------------------------------------------------------------
         Net cash used in operating activities                                        (124,722)         (227,210)         (24,451)
----------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from maturity of securities available-for-sale                             567,537           655,420          424,693
   Proceeds from sale of securities available-for-sale                                 237,034           131,195           84,129
   Proceeds from repayments of mortgage loans on real estate                           193,287           110,603           42,557
   Cost of securities available-for-sale aquired                                      (957,817)       (1,474,356)      (1,920,270)
   Cost of mortgage loans on real estate acquired                                     (303,729)         (314,299)        (305,581)
   Cost of real estate acquired                                                         (3,608)                -                -
   Net change in short-term investments                                                (35,845)           34,377          (73,254)
   Collateral received (paid) - securities lending, net                                 27,991           (25,908)          73,693
   Other, net                                                                            4,170              (186)          (2,697)
----------------------------------------------------------------------------------------------------------------------------------
         Net cash used in investing activities                                        (270,980)         (883,154)      (1,676,730)
----------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributed                                                                       -                 -           95,000
   Investment and universal life insurance product deposits                            660,502         1,324,328        1,897,550
   Investment and universal life insurance product withdrawals                        (264,800)         (214,817)        (292,358)
----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by financing activities                                     395,702         1,109,511        1,700,192
----------------------------------------------------------------------------------------------------------------------------------
Net decrease in cash                                                                         -              (853)            (989)
Cash, beginning of period                                                                    -               853            1,842
----------------------------------------------------------------------------------------------------------------------------------
         Cash, end of period                                                               $ -               $ -            $ 853
==================================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2004, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)
                                        7


(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

     Nationwide Life and Annuity Insurance Company (the Company) provides life insurance and retirement savings products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Life Insurance Company (NLIC), which is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (NFS).

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices. The statutory financial statements of the Company, which are not presented here, are prepared on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (ODI). The ODI has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. The Company has no statutory accounting practices that differ from NAIC SAP. See Note 11 for discussion of statutory capital requirements and dividend restrictions.

     In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products and universal life insurance products, impairment losses on investments, valuation allowances for mortgage loans on real estate, federal income taxes, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

     (a)  Valuation of Investments, Investment Income and Related Gains and
          Losses

     The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income
     (AOCI) in shareholder's equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 71.8% of the fair values of fixed maturity securities were obtained from independent pricing services, 22.9% from the Company's pricing matrices and 5.3% from other sources.

     Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

     Under the Company's accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period until the security's forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

     For other debt and equity securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security; the amount and length of time a security's fair value has been below amortized cost or cost; specific credit issues and financial prospects related to the issuer; the Company's intent to hold or dispose of the security; and current economic conditions.

     Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

     Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amounts.

     For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains or losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

     The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company and reflects the Company's best estimate of probable credit losses, including losses incurred at the balance sheet date, but not yet identified by specific loan. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

     Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

     Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

     (b)  Derivative Instruments

     Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

     The Company enters into interest rate swaps and cross-currency swaps to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

     Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

     The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Revenues and Benefits

     Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration charges and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

     (d)  Deferred Policy Acquisition Costs

     The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new or renewal business. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

     For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(a).

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor's (S&P) 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15% during the three-year reversion period.

     Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

     The Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company's long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company's recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

     For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the statements of income.

     (e)  Separate Accounts

     Separate account assets and liabilities represent contract holders' funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the statements of income except for: (i) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (ii) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.

     (f)  Future Policy Benefits

     The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

     The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0% for the substantial majority of the business.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     (g)  Federal Income Tax

     The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements. Any such change could significantly affect the amounts reported in the statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

     (h)  Reinsurance Ceded

     Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the balance sheets on a gross basis, separately from the related balances of the Company.

     (i)  Reclassification

     Certain items in the 2003 and 2002 financial statements and related footnotes have been reclassified to conform to the current presentation.

(3)  RECENTLY ISSUED ACCOUNTING STANDARDS

     In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. NLIC disclosed in its Quarterly Report on Form 10-Q for the period ended June 30, 2004 that this additional guidance would be applied during NLIC's third quarter beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company's financial position or results of operations.

     On September 8, 2004, the Financial Accounting Standards Board (FASB) exposed for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company's financial position or results of operations. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired, based on the guidance in Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities, and the Securities and Exchange Commission (SEC) Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities. Due to uncertainty regarding the ultimate guidance to be issued, the Company cannot reasonably estimate the impact on the Company's financial position or results of operations, if any, of adopting EITF 03-1.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     In June 2004, the FASB issued FSP FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether Statement of Position
     (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), issued by the American Institute of Certified Public Accountants (AICPA), restricts the application of the URR guidance in SFAS No. 97 to situations in which profits are expected to be followed by losses. Because the Company was computing its URR in accordance with FSP FAS 97-1 at the time SOP 03-1 was adopted, the issuance of FSP FAS 97-1 had no impact on the Company's financial position or results of operations at the time of adoption.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. In accordance with FSP FAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-2), which superceded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act. Specifically, measures of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost on or after the date of enactment must reflect the effects of the Act. The Company's adoption of FSP FAS 106-2, effective June 30, 2004, had no impact on the Company's financial position or results of operations due to the application of Company maximum contribution caps and because the Company does not apply to the United States government for benefit reimbursements.


     In December 2003, the FASB issued SFAS No. 132 (revised 2003), Employers' Disclosures about Pensions and Other Postretirement Benefits - an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans on both an interim period and annual basis. See Note 13 for required disclosures. The Company adopted SFAS 132R effective December 31, 2003, except for the provisions relating to annual disclosures about estimated benefit payments, which was adopted in the fourth quarter of 2004, as permitted by SFAS 132R. Adoption of this Statement had no impact on the Company's financial position or results of operations.


     In July 2003, the AICPA issued SOP 03-1 to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options, and sales inducements to contract holders. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in an $86 credit, net of tax, as the cumulative effect of adoption of this accounting principle.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The following table summarizes the components of cumulative effect adjustments recorded in the Company's 2004 statements of income:

                                                                                                                    JANUARY 1, 2004
====================================================================================================================================
====================================================================================================================================

(Increase) decrease in future policy benefits:
   Secondary guarantees - life insurance                                                                                      $ (15)
   GMDB claim reserves                                                                                                          771
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                                                                                  756
Adjustment to amortization of deferred policy acquisition costs related to above                                               (623)
Deferred federal income taxes                                                                                                   (47)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Cumulative effect of adoption of accounting principle, net of tax                                                        $ 86
====================================================================================================================================
====================================================================================================================================


     In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as the cumulative effect of a change in accounting principle. In November 2003, the FASB issued FSP No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries, including those issued by subsidiary trusts of the Company. The adoption of SFAS 150 on July 1, 2003 had no impact on the Company's financial position or results of operations.


     In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 had no impact on the Company's financial position or results of operations.


     In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (i.e. bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003 (October 1, 2003 for the Company). The adoption of DIG B36 had no impact on the Company's financial position or results of operations.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(4)  RISK DISCLOSURES


     The following is a description of the most significant risks facing the Company and how it mitigates those risks:

     Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company's current and expected future capital position.

     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

     Ratings Risk: The risk that rating agencies change their outlook or rating of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $29,194 extending into 2005 were outstanding as of December 31, 2004. The Company also had $18,500 of commitments to purchase fixed maturity securities outstanding as of December 31, 2004.

     Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2004, the Company's credit risk from these derivative financial instruments was $2,300.

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2004, approximately 76% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB claims, which may require the Company to accelerate the amortization of DAC.

     Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims. The Company manages the risk of these benefits primarily by entering into reinsurance arrangements with third parties. As of December 31, 2004, the net amount at risk, defined as the excess of the death benefit over the account value, was $48,920 before reinsurance and $24,523 net of reinsurance. As of December 31, 2004 and 2003, the Company's reserve for GMDB claims was $456 and $1,661, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

     Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2004, the Company had a diversified portfolio with no more than 25.6% in any geographic region of the U.S. and no more than 2.6% with any one borrower. As of December 31, 2004, 25.3% of the carrying value of the Company's commercial mortgage loan portfolio financed industrial properties.

     Significant Business Concentrations: As of December 31, 2004, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account life and annuity business. Total amounts recoverable from unrelated parties and NLIC under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $656,032 and $387,689 as of December 31, 2004 and 2003, respectively. The ceding of risk does not discharge the original insurer from its primary obligation to the contract holder. Under the terms of certain of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contracts.

     The Company has also entered into a reinsurance contract with NLIC to cede a portion of its individual deferred fixed annuity contracts on a modified coinsurance basis. This agreement is described in more detail in Note 14.

     Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

     Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

     Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

     In estimating its fair value disclosures, the Company used the following methods and assumptions:

     Fixed maturity and equity securities available-for-sale: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 71.8% of the fair values of fixed maturity securities were obtained from independent pricing services, 22.9% from the Company's pricing matrices and 5.3% from other sources.

     Mortgage loans on real estate, net: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

     Policy loans and short-term investments: The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

     Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.

     Investment contracts: The fair value for the Company's liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

     Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies for which the Company has used discounted cash flow analyses, similar to those used for investment contracts with known maturities, to estimate fair value.

     Collateral received - securities lending and derivatives: The carrying amounts reported in the balance sheets for these instruments approximate their fair value.

     Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments and therefore are not included in the subsequent table. See Note 4.

     Interest rate and cross-currency interest rate swaps: The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Futures contracts: The fair values for futures contracts are based on quoted market prices.

     Other derivatives: The fair values of credit default swaps are calculated with pricing models using current spread assumptions for the underlying issuers.

     The following table summarizes the carrying amounts and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

                                                                 2004                                    2003
                                                           ----------------------------------------  -------------------------------
                                                               CARRYING              ESTIMATED         Carrying         Estimated
                                                                AMOUNT              FAIR VALUE          amount         fair value
====================================================================================================================================

ASSETS
Investments:
   Securities available-for-sale:
      Fixed maturity securities                                  $ 4,786,899           $ 4,786,899      $4,704,525       $4,704,525
      Equity securities                                                7,611                 7,611           6,424            6,424
   Mortgage loans on real estate, net                              1,232,003             1,264,390       1,125,962        1,190,962
   Policy loans                                                          914                   914             571              571
   Short-term investments                                            150,185               150,185         114,339          114,339
Assets held in separate accounts                                   2,289,967             2,289,967       2,384,737        2,384,737

LIABILITIES
Investment contracts                                              (6,266,303)           (6,011,956)     (5,906,376)      (5,683,277)
Policy reserves on life insurance contracts                         (265,956)             (248,195)       (214,334)        (218,039)
Collateral received - securities lending and derivatives            (140,655)             (140,655)       (112,720)        (112,720)
Liabilities related to separate accounts                          (2,289,967)           (2,240,289)     (2,384,737)      (2,323,505)

DERIVATIVE FINANCIAL INSTRUMENTS
Interest rate swaps hedging assets                                      (388)                 (388)          1,043            1,043
Cross-currency interest rate swaps                                   (12,233)              (12,233)         (6,242)          (6,242)
Futures contracts                                                       (283)                 (283)           (731)            (731)
Other derivatives                                                      1,403                 1,403           1,258            1,258
------------------------------------------------------------------------------------------------------------------------------------


(6)  DERIVATIVE FINANCIAL INSTRUMENTS

     QUALITATIVE DISCLOSURE

     Interest Rate Risk Management

     The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

     Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. LIBOR. The net receipt of a variable rate will then match the variable rate paid on the liability.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period.

     With short U.S. Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

     The Company periodically purchases variable rate investments (i.e. commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

     In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

     Foreign Currency Risk Management

     The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

     Cross-currency interest rate swaps on investments are structured to pay a fixed rate in the foreign currency and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

     Equity Market Risk Management

     Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a contractually defined amount. Such specified amounts vary from contract to contract based on the date the contract was entered into as well as the GMDB feature elected. A decline in the stock market may cause the contract value to fall below this specified amount and the net amount at risk to increase. The net amount at risk is the amount by which the GMDB exceeds the contract value at any given time and is a primary indicator of potential future GMDB claims. The Company manages the risk of these benefits primarily by entering into reinsurance arrangements with third parties. See Note 4 for additional discussion.

     Other Non-Hedging Derivatives

     The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and instrument provides the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

     The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     QUANTITATIVE DISCLOSURE

     Fair Value Hedges

     During the years ended December 31, 2004, 2003 and 2002, a net gain of $2,261, a net loss of $724 and a net gain of $1,689, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

     Cash Flow Hedges

     For the year ended December 31, 2004, the ineffective portion of cash flow hedges was a net loss of $2,572. The ineffective portion of cash flow hedges was immaterial for the years ended December 31, 2003 and 2002. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

     The Company anticipates reclassifying less than $500 in net losses out of AOCI over the next 12-month period.

     Other Derivative Instruments

     Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2004, 2003 and 2002 included a net loss of $132, a net gain of $1,989 and a net loss of $667, respectively, related to other derivative instruments not designated in hedging relationships.

     The following tables summarizes the notional amount of derivative financial instruments outstanding as of December 31:

                                                                                                       2004                 2003
====================================================================================================================================

 Interest rate swaps:
   Pay fixed/receive variable rate swaps hedging investments                                               $ -      $          9,000
   Pay variable/receive fixed rate swaps hedging investments                                            28,112                30,512
   Other contracts hedging investments                                                                   5,000                1,654
Cross-currency interest rate swaps:
    Hedging foreign currency denominated investments                                                    45,128               37,476
Credit default swaps and other non-hedging instruments                                                 189,500               119,500
Futures contracts                                                                                       45,100               59,100
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                                                            $ 312,840             $ 257,242
====================================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     (7)  INVESTMENTS

     The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

                                                                                              GROSS             GROSS
                                                                          AMORTIZED        UNREALIZED        UNREALIZED
                                                                            COST              GAINS            LOSSES
===============================================================================================================================
December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                     $ 14,532             $ 986              $ 37
   Agencies not backed by the full faith and credit of the U.S.                155,455             2,986                45
     Government 1
   Obligations of states and political subdivisions                             36,000               391               104
   Corporate securities
      Public                                                                 1,866,999            78,167             4,520
      Private                                                                1,164,688            53,533             4,758
   Mortgage-backed securities - U.S. Government-backed                         787,732            10,953             2,025
   Asset-backed securities                                                     613,394            15,316             2,744
-------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                     4,638,800           162,332            14,233
Equity securities                                                                6,607             1,004                 -
-------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                            $ 4,645,407         $ 163,336          $ 14,233
===============================================================================================================================

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                    $ 147,623           $ 5,392               $ 7
   Obligations of states and political subdivisions                             20,713                14               338
   Corporate securities
      Public                                                                 1,749,121            99,734             5,148
      Private                                                                1,060,893            66,878             4,324
   Mortgage-backed securities - U.S. Government-backed                         864,722            16,565             2,350
   Asset-backed securities                                                     665,363            24,835             5,161
-------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                     4,508,435           213,418            17,328
Equity securities                                                                6,462                 -                38
-------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                            $ 4,514,897         $ 213,418          $ 17,366
===============================================================================================================================

                                                                         ESTIMATED
                                                                        FAIR VALUE
======================================================================================
December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                    $ 15,481
   Agencies not backed by the full faith and credit of the U.S.               158,396
     Government 1
   Obligations of states and political subdivisions                            36,287
   Corporate securities
      Public                                                                1,940,646
      Private                                                               1,213,463
   Mortgage-backed securities - U.S. Government-backed                        796,660
   Asset-backed securities                                                    625,966
--------------------------------------------------------------------------------------
         Total fixed maturity securities                                    4,786,899
Equity securities                                                               7,611
--------------------------------------------------------------------------------------
            Total securities available-for-sale                           $ 4,794,510
======================================================================================

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                   $ 153,008
   Obligations of states and political subdivisions                            20,389
   Corporate securities
      Public                                                                1,843,707
      Private                                                               1,123,447
   Mortgage-backed securities - U.S. Government-backed                        878,937
   Asset-backed securities                                                    685,037
--------------------------------------------------------------------------------------
         Total fixed maturity securities                                    4,704,525
Equity securities                                                               6,424
--------------------------------------------------------------------------------------
            Total securities available-for-sale                           $ 4,710,949
======================================================================================

-----------------------

1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2004. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                   AMORTIZED            ESTIMATED
                                                                                                      COST              FAIR VALUE
===================================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                          $ 118,824            $ 121,313
   Due after one year through five years                                                            1,455,287            1,509,009
   Due after five years through ten years                                                           1,408,160            1,464,929
   Due after ten years                                                                                255,403              269,022
-----------------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                            3,237,674            3,364,273
    Mortgage-backed securities - U.S. Government-backed                                               787,732              796,660
    Asset-backed securities                                                                           613,394              625,966
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                             $ 4,638,800          $ 4,786,899
===================================================================================================================================

     The following table presents the components of unrealized gains on securities available-for-sale, net, as of December 31:

                                                                                                        2004                 2003
====================================================================================================================================

Net unrealized gains, before adjustments and taxes                                                   $ 149,103            $ 196,052
Adjustment to DAC                                                                                      (67,193)             (98,401)
Deferred federal income tax                                                                            (28,668)             (34,178)
------------------------------------------------------------------------------------------------------------------------------------
   Net unrealized gains                                                                               $ 53,242             $ 63,473
====================================================================================================================================

     The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale for the years ended December 31:

                                                                                    2004                 2003                 2002
====================================================================================================================================

Fixed maturity securities                                                       $ (47,991)             $ 1,534            $ 157,573
Equity securities                                                                   1,042                  (38)                   -
------------------------------------------------------------------------------------------------------------------------------------
   Net change                                                                   $ (46,949)             $ 1,496            $ 157,573
====================================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

                                                      LESS THAN OR EQUAL                   MORE                   TOTAL
                                                          TO ONE YEAR                  THAN ONE YEAR
                                                -----------------------------   ----------------------------   ---------------
                                                                   GROSS                          GROSS
                                                  ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED      ESTIMATED
                                                 FAIR VALUE        LOSSES        FAIR VALUE       LOSSES        FAIR VALUE
==============================================================================================================================
December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S. Government
     corporations                                     $ 2,284           $ 29           $ 220            $ 8         $ 2,504
    Agencies not backed by the                         16,214             45               -              -          16,214
       full faith and credit of the
       U.S. Government 1 Obligations of states and
     political subdivisions                            22,019            104               -              -          22,019
   Corporate securities
      Public                                          227,459          2,478          61,554          2,042         289,013
      Private                                         175,393          3,174          36,778          1,584         212,171
   Mortgage-backed securities - U.S.
     Government-backed                                176,025          1,451          25,087            574         201,112
   Asset-backed securities                             82,602            952          27,052          1,792         109,654
------------------------------------------------------------------------------------------------------------------------------
            Total                                    $701,996        $ 8,233        $150,691        $ 6,000        $852,687
==============================================================================================================================
% of gross unrealized losses                                             58%                            42%

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S. Government
     corporations and agencies                          $ 222            $ 7             $ -            $ -           $ 222
   Obligations of states and
     political subdivisions                            17,679            338               -              -          17,679
   Corporate securities
      Public                                          200,888          4,967           1,967            181         202,855
      Private                                         159,445          3,916           5,822            408         165,267
   Mortgage-backed securities - U.S.
     Government-backed                                166,124          2,339           1,224             11         167,348
   Asset-backed securities                            106,316          3,202          10,571          1,959         116,887
------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities              650,674         14,769          19,584          2,559         670,258
Equity securities                                         641             38               -              -             641
------------------------------------------------------------------------------------------------------------------------------
            Total                                    $651,315       $ 14,807        $ 19,584        $ 2,559        $670,899
==============================================================================================================================
% of gross unrealized losses                                             85%                            15%

                                                    GROSS
                                                  UNREALIZED
                                                    LOSSES
===============================================================
===============================================================

December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations                                         $ 37
    Agencies not backed by the
       full faith and credit of the
       U.S. Government 1                                    45
   Obligations of states and
     political subdivisions                                104
   Corporate securities
      Public                                             4,520
      Private                                            4,758
   Mortgage-backed securities - U.S.
     Government-backed                                   2,025
   Asset-backed securities                               2,744
---------------------------------------------------------------
---------------------------------------------------------------
            Total                                     $ 14,233
===============================================================
===============================================================
% of gross unrealized losses

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations and agencies                             $ 7
   Obligations of states and
     political subdivisions                                338
   Corporate securities
      Public                                             5,148
      Private                                            4,324
   Mortgage-backed securities - U.S.
     Government-backed                                   2,350
   Asset-backed securities                               5,161
---------------------------------------------------------------
---------------------------------------------------------------
         Total fixed maturity securities                17,328
Equity securities                                           38
---------------------------------------------------------------
---------------------------------------------------------------
            Total                                     $ 17,366
===============================================================
===============================================================
% of gross unrealized losses

---------------

1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     Proceeds from the sale of securities available-for-sale during 2004, 2003 and 2002 were $237,034, $131,195 and $84,129 respectively. During 2004, gross gains of $6,827 ($7,756 and $3,075 in 2003 and 2002, respectively) and gross losses of $1,213 ($2,203 and $1,534 in 2003 and 2002, respectively) were realized on those sales.


     The Company had $3,576 and $365 of real estate investments as of December 31, 2004 and 2003, respectively, that were non-income producing for the preceding twelve months.

     Real estate is presented at cost less accumulated depreciation of $36 as of December 31, 2004 ($13 as of December 31, 2003). The Company had no real estate held for disposal as of December 31, 2004 and 2003.

     As of December 31, 2004 and 2003, there were no mortgage loans on real estate considered to be impaired.

     The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

                                                                                       2004                    2003            2002
====================================================================================================================================

Allowance, beginning of period                                                       $ 3,254     $                67$        750
Net additions (reductions) charged (credited) to allowance                               257                    2,581        (77)
------------------------------------------------------------------------------------------------------------------------------------
   Allowance, end of period                                                          $ 3,511     $             3,254$        673
====================================================================================================================================


     During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was increased by $2,737.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items by source for the years ended December 31:

                                                                                             2004            2003            2002
===================================================================================================================================

Realized gains on sales, net of hedging losses:
Fixed maturity securities available-for-sale                                               $ 6,644         $ 7,756         $ 3,075
Hedging losses on fixed maturity sales                                                           -               -            (132)
Equity securities available-for-sale                                                           183               -               -
Real estate                                                                                      -              40             340
Mortgage loans on real estate                                                                  501             196              90
Mortgage loan hedging losses                                                                     -             (29)              -
-----------------------------------------------------------------------------------------------------------------------------------
Total realized gains on sales                                                                7,328           7,963           3,373
-----------------------------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
Fixed maturity securities available-for-sale                                                (1,213)         (2,203)         (1,534)
Hedging gains on fixed maturity sales                                                          133             499             579
Real estate                                                                                      -               -             (77)
Mortgage loans on real estate                                                                 (892)           (735)           (194)
Mortgage loan hedging gains                                                                    439               -               -
Other                                                                                         (237)              -            (119)
-----------------------------------------------------------------------------------------------------------------------------------
Total realized losses on sales                                                              (1,770)         (2,439)         (1,345)
-----------------------------------------------------------------------------------------------------------------------------------

Other-than-temporary and other investment impairments:
Fixed maturity securities available-for-sale                                                (6,000)        (18,809)        (14,011)
Mortgage loans on real estate, including valuation allowance adjustment                          -          (2,581)             77

-----------------------------------------------------------------------------------------------------------------------------------
Total other-than-temporary and other investment impairments                                 (6,000)        (21,390)        (13,934)
-----------------------------------------------------------------------------------------------------------------------------------

Credit default swaps                                                                          (133)          2,020            (665)
Periodic net coupon settlements on non-qualifying derivatives                                1,172             944             641
Other derivatives                                                                             (318)           (757)          1,729
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments,                                                  $ 279       $ (13,659)      $ (10,201)
   hedging instruments and hedged items
===================================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The following table summarizes net investment income by investment type for the years ended December 31:

                                                                  2004                2003               2002
=======================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                   $ 258,695          $ 243,517          $ 203,730
   Equity securities                                                 427                427                225
Mortgage loans on real estate                                     77,322             70,280             58,453
Real estate                                                          194                102                186
Short-term investments                                               265                440                892
Derivatives                                                           81                851                891
Other                                                                655                924                253
-----------------------------------------------------------------------------------------------------------------------
      Gross investment income                                    337,639            316,541            264,630
Less:
   Investment expenses                                             7,110              6,106              5,145
   Net investment income ceded (Note 14)                         294,904            276,550            233,322
-----------------------------------------------------------------------------------------------------------------------
      Net investment income                                     $ 35,625           $ 33,885           $ 26,163
=======================================================================================================================


     Fixed maturity securities with an amortized cost of $16,114 and $4,278 as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory agencies as required by law.

     As of December 31, 2004 and 2003, the Company had pledged fixed maturity securities with a fair value of $5,100 and $1,971, respectively, as collateral to various derivative counterparties.

     As of December 31, 2004 and 2003, the Company had received $140,655 and $112,720, respectively, of cash collateral on securities lending. As of December 31, 2004, the Company had received $56 of non-cash collateral on securities lending. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2004 and 2003, the Company had loaned securities with a fair value of $137,048 and $109,472, respectively.

(8)  DEFERRED POLICY ACQUISITION COSTS

     As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

     Therefore, in 2002, the Company recorded an acceleration of DAC amortization totaling $19,212, before tax, or $12,488, net of $6,724 of tax benefit, which was reported in the Individual Investments segment. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, resetting the assumption for annual net separate account growth to 8% during the three-year reversion period for all investment products and variable life insurance products, and increasing the future lapses and costs related to GMDB on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(9)  VARIABLE ANNUITY CONTRACTS


     The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are two primary guarantee types that are provided by the Company under its non-traditional variable annuity contracts: (1) GMDB and (2) GMIB.


     The GMDB provides a specified minimum return upon death. Many, but not all, of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. The Company offers five primary GMDB types:

     o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums". There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

     o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

     o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary - evaluated monthly; annual - evaluated annually; and five-year - evaluated every fifth year.

     o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

     o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

     The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

     o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

     o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of the dates indicated:

                                                DECEMBER 31, 2004                              December 31. 2003
                                -----------------------------------------------------------------------------------------
                                -----------------------------------------------------------------------------------------
                                   ACCOUNT      NET AMOUNT     WTD. AVG.         Account      Net amount     Wtd. avg.
                                    VALUE        AT RISK1     ATTAINED AGE        value        at risk1    attained age
=========================================================================================================================
=========================================================================================================================

GMDB:
   Return of premium                 $ 218,509         $ 524             66       $ 203,939        $ 3,413            56
   Reset                             1,557,261        22,895             62       1,654,535         81,429            61
   Ratchet                             182,885           543             69         166,770          3,035            63
   Rollup                               70,820           561             59          81,881          1,239            68
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Subtotal                       2,029,475        24,523             62       2,107,125         89,116            62
Earnings enhancement                    11,612           529             58           9,583            249            59
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Total - GMDB                  $2,041,087      $ 25,052             62       2,116,708       $ 89,365            62
=========================================================================================================================
=========================================================================================================================

GMIB2:
Ratchet                               $ 13,208           $ -            N/A         $ 3,375            $ -           N/A
Rollup                                  39,813             -            N/A          14,013              -           N/A
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Total - GMIB                    $ 53,021           $ -            N/A        $ 17,388            $ -           N/A
=========================================================================================================================
=========================================================================================================================


-----------------

     1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

     2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

     The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company's general account for the years indicated:

                                                                            GMDB                 GMIB                TOTAL
=============================================================================================================================

Balance as of December 31, 2002                                            $ 2,025                  $ -              $ 2,025
Expense provision                                                            1,939                    -                1,939
Net claims paid                                                             (2,303)                   -               (2,303)
-----------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                              1,661                    -                1,661
Expense provision                                                              637                                       637
Net claims paid                                                             (1,842)                   -               (1,842)
-----------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                                              $ 456                  $ -                $ 456
=============================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The following summarizes account balances of contracts with guarantees that were invested in separate accounts as of the dates indicated:

                                                                                  DECEMBER 31,         December 31,
                                                                                      2004                 2003
=======================================================================================================================

Mutual funds:
   Bond                                                                                 $ 395,389            $ 408,954
   Domestic equity                                                                      1,436,916            1,470,862
   International equity                                                                    39,574               35,413
-----------------------------------------------------------------------------------------------------------------------
      Total mutual funds                                                                1,871,879            1,915,229
Money market funds                                                                         24,131               32,862
-----------------------------------------------------------------------------------------------------------------------
   Total                                                                              $ 1,896,010          $ 1,948,091
=======================================================================================================================


     The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2004 and December 31, 2003 (except where noted otherwise):

     o Data used was based on a combination of historical numbers and future projections involving 50 and 250 stochastically generated economic scenarios as of December 31, 2004 and 2003, respectively

     o    Mean gross equity performance - 8.1%

     o    Equity volatility - 18.7%

     o    Mortality - 100% of Annuity 2000 table

     o    Asset fees - equivalent to mutual fund and product loads

     o    Discount rate - 8.0%

         Lapse rate assumptions vary by duration as shown below:

DURATION (YEARS)          1        2         3        4        5         6        7         8        9        10+
---------------------------------------------------------------------------------------------------------------------

Minimum                   4.50%    5.50%     6.50%    8.50%   10.50%    10.50%   10.50%    17.50%   17.50%    17.50%
MAXIMUM                   4.50%    8.50%    11.50%   17.50%   22.50%    22.50%   22.50%    22.50%   22.50%    19.50%


     GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

(10) FEDERAL INCOME TAX

     Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and the Company will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS becomes eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

     The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

                                                                                             2004                 2003
========================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                 $ 23,662             $ 13,467
   Deferred policy acquisition costs                                                         5,019               19,519
   Other                                                                                     5,000                3,996
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax assets                                                             33,681               36,982
------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                50,724               67,209
   Equity securities and other investments                                                     399                   99
   Derivatives                                                                                 875                1,349
   Other                                                                                     1,390                1,562
------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax liabilities                                                        53,388               70,219
------------------------------------------------------------------------------------------------------------------------
         Net deferred tax liability                                                       $ 19,707             $ 33,237
========================================================================================================================

     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. There was no valuation allowance as of December 31, 2004 and 2003.

     The Company's current federal income tax liability was $21,537 and $16,606 as of December 31, 2004 and 2003, respectively.

     The following table summarizes federal income tax expense attributable to income before the cumulative effect of adoption of an accounting principle for the years ended December 31:

                                                                                    2004                2003                 2002
===================================================================================================================================

Current                                                                          $ 22,174            $ 11,402              $ 5,093
Deferred                                                                           (5,188)             (2,897)              (4,741)
-----------------------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                       $ 16,986             $ 8,505                $ 352
===================================================================================================================================


     The customary relationship between federal income tax expense and pre-tax income from continuing operations did not exist in 2002. This was because of the impact of the $6,724 tax benefit associated with the $19,212 of accelerated DAC amortization reported in 2002 (see Note 8), which was calculated at the U.S. federal corporate income tax rate of 35%.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Total federal income tax expense for the years ended December 31, 2004, 2003 and 2002 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and the cumulative effect of adoption of an accounting principle as follows:



                                                              2004                      2003                     2002
                                                          -----------------------   -----------------------  -----------------------
                                                          -----------------------   -----------------------  -----------------------
                                                             AMOUNT         %          Amount        %          Amount         %
====================================================================================================================================
====================================================================================================================================

Computed (expected) tax expense                                $ 18,519     35.0         $ 9,701      35.0         $ 1,145     35.0
Tax exempt interest and dividends                                (1,627)    (3.1)         (1,294)     (4.7)           (882)   (27.0)
  received deduction
Other, net                                                           94      0.2              98       0.4              89      2.7
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total                                                          $ 16,986     32.1         $ 8,505      30.7           $ 352     10.7
====================================================================================================================================
====================================================================================================================================


     Total federal income tax paid (refunded) was $17,243, $(996) and $9,368 during the years ended December 31, 2004, 2003 and 2002, respectively. See also Note 14.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

     The State of Ohio, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum risk-based capital requirements for all periods presented herein.

     The statutory capital and surplus of the Company as of December 31, 2004 and 2003 was $230,186 and $228,250, respectively. The statutory net income
     (loss) of the Company for the years ended December 31, 2004, 2003 and 2002 was $12,549, $16,077 and $(2,167), respectively.

     The Company is limited in the amount of shareholder dividends it may pay without prior approval by ODI. As of January 1, 2005, based on statutory financial results as of and for the year ended December 31, 2004, the Company could pay dividends totaling $23,019 without obtaining prior approval.

     The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(12) COMPREHENSIVE INCOME

     Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder's equity that bypass net income (other comprehensive income or loss). The following table summarizes the Company's other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

                                                                                          2004              2003              2002
====================================================================================================================================

Net unrealized (losses) gains on securities available-for-sale arising during the period:
   Gross unrealized (losses) gains                                                    $ (47,335)        $ (11,761)        $ 145,104
   Adjustment to deferred policy acquisition costs                                       31,208             4,569           (83,609)
   Related federal income tax benefit (expense)                                           5,645             2,517           (21,523)
------------------------------------------------------------------------------------------------------------------------------------
      Net unrealized (losses) gains                                                     (10,482)           (4,675)           39,972
------------------------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
   Gross unrealized losses                                                                  386            13,257            12,469
   Related federal income tax benefit                                                      (135)           (4,640)           (4,364)
------------------------------------------------------------------------------------------------------------------------------------
      Net reclassification adjustment                                                       251             8,617             8,105
------------------------------------------------------------------------------------------------------------------------------------

      Other comprehensive (loss) income on securities available-for-sale                (10,231)            3,942            48,077

------------------------------------------------------------------------------------------------------------------------------------

Accumulated net holding (losses) gains on cash flow hedges:
   Gross unrealized holding (losses) gains                                               (7,749)           (4,422)              679
   Related federal income tax benefit (expense)                                           2,712             1,547              (238)
------------------------------------------------------------------------------------------------------------------------------------
      Other comprehensive (loss) income on cash flow hedges                              (5,037)           (2,875)              441
------------------------------------------------------------------------------------------------------------------------------------

      Total other comprehensive (loss) income                                         $ (15,268)          $ 1,067          $ 48,518
====================================================================================================================================


     Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2004, 2003 and 2002, respectively.

(13) PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     The Company, together with other affiliated companies, is a participant in pension plans covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Most participants are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if it is of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Pension costs charged to operations by the Company during the years ended December 31, 2004, 2003 and 2002 were $887, $797 and $488, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than 3% through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC.

     The Company's accrued postretirement benefit expense as of December 31, 2004 and 2003 was $1,061 and $1,129, respectively. The net periodic benefit cost for the Company's postretirement benefit plan as a whole was $65, $65 and $170 for 2004, 2003 and 2002, respectively.

(14) RELATED PARTY TRANSACTIONS

     The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations. The nature of the transactions and agreements include annuity and life insurance contracts, reinsurance agreements, cost sharing agreements, administration services agreements, marketing agreements, office space leases, intercompany repurchase agreements and cash management services agreements. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC
     (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2004, 2003 and 2002, the Company made payments to NMIC and NSC totaling $3,122, $4,528 and $4,211, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

     Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company's customer as investment options in certain of the Company's products. As of December 31, 2004 and 2003, customer allocations to GGI funds totaled $208,408 and $246,261, respectively. For the year ended December 31, 2004 and 2003, GGI paid the Company $625 and $847, respectively, for the distribution and servicing of these funds.

     The Company is a party to an intercompany reinsurance agreement with NLIC whereby certain individual deferred fixed annuity contracts are ceded on a modified coinsurance basis. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain in force until all contract obligations are settled. Amounts ceded to NLIC in 2004 include premiums of $484,177 ($1,028,997 and $1,579,941 in
     2003 and 2002, respectively); net investment income of $294,904 ($276,550 and $233,322 in 2003 and 2002, respectively); policy reserves of $5,383,449 ($5,179,989 in 2003); and benefits, claims and other expenses of $739,596 ($1,269,091 and $1,794,569 in 2003 and 2002, respectively).

     The Company is a party to an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. No premium amounts were ceded to NLIC in 2004, 2003 and 2002, and benefits of $228, $402 and $207 were ceded to NLIC during 2004, 2003 and 2002, respectively. Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $117,758 and $113,055 as of December 31, 2004 and 2003, respectively.

     The Company believes that the terms of the reinsurance agreements with affiliates are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2004, 2003 and 2002, the Company made lease payments to NMIC and its subsidiaries of $295, $478 and $647, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2004, the Company had no outstanding borrowings from affiliated entities under such agreements ($33,320 as of December 31, 2003). During 2004, 2003 and 2002, the most the Company had outstanding at any given time was $36,900, $67,335 and $70,897, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $36, $107 and $143 for 2004, 2003 and 2002, respectively. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $9,474 and $1,689 as of December 31, 2004 and 2003, respectively, and are included in short-term investments on the accompanying balance sheets. For the years ending December 31, 2004, 2003 and 2002, the Company paid NCMC fees totaling $5, $19 and $21, respectively.

     The Company received a capital contribution from NLIC in the amount of $95,000 in 2002.

     Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Beginning October 1, 2002, the Company files a consolidated federal income tax return with NLIC. Total payments to (from) NMIC were $852, ($1,655) and $9,368 in the years ended December 31, 2004, 2003 and 2002, respectively. Payments made in 2004 and 2003 relate to tax years prior to deconsolidation.

(15) CONTINGENCIES

     The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company's financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company's financial results in a particular quarterly or annual period.

     In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

     The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is cooperating with this investigation and is responding to information requests.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies and state attorneys general for information relating to investigations into these compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, the Company's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

     These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company's litigation matters.

     On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and
     (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. The Company intends to defend this lawsuit vigorously.

     On October 31, 2003, the Company was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or the Company which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC, on behalf of the defendants, filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted NLIC's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. The Company intends to defend this lawsuit vigorously.

PART C. OTHER INFORMATION

         Item 26.        Exhibits

                         (a) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

                         (b)   Not Applicable

                         (c) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with the registration statement (333-59517) and hereby incorporated by reference.

                         (d) The form of the contract - Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

                         (e) The form of the contract application - Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

                         (f) Articles of Incorporation of Depositor - Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

                         (g) Form of Reinsurance Contracts - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

                         (h) Form of Participation Agreements - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

                         (i)   Not Applicable

                         (j)   Not Applicable

                         (k) Opinion of Counsel - Filed previously with Pre-Effective Amendment No. 1 to the registration statement (333-59517) and hereby incorporated by reference.

                         (l)   Not Applicable

                         (m)   Not Applicable


                         (n) Consent of Independent Registered Public Accounting Firm - Attached hereto.

                         (o)   Not Applicable

                         (p)   Not Applicable

                         (q) Redeemability Exemption Procedures - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

Item 27.          DIRECTORS AND OFFICERS OF THE DEPOSITOR


                  Arden L. Shisler, Chairman of the Board
                  W.G. Jurgensen, Director and Chief Executive Officer
                  Mark R. Thresher, President and Chief Operating Officer Patricia R. Hatler, Executive Vice President and Chief Legal
                        and Governance Officer
                  Terri L. Hill, Executive Vice President-Chief Administrative
                         Officer
                  Michael C. Keller, Executive Vice President-Chief Information
                        Officer
                  Kathleen D. Ricord, Executive Vice President-Chief Marketing
                        Officer
                  W. Kim Austen, Senior Vice President-Property and Casualty
                        Commercial/Farm Product Pricing
                  J. Stephen Baine, Senior Vice President-Corporate Strategy James R. Burke, Senior Vice President-P/C Strategic Planning
                        and Operations
                  David A. Diamond, Senior Vice President
                  Thomas W. Dietrich, Senior Vice President-Division General
                        Counsel
                  Dennis P. Drent, Senior Vice President-Internal Audits
                  Peter A. Golato, Senior Vice President-Individual Protection
                         Business Head
                  J. Lynn Greenstein, Senior Vice President-Property and
                        Casualty Personal Lines Product Pricing
                  Kelly A. Hamilton, Senior Vice President-PC Finance
                  David K. Hollingsworth, Senior Vice President-PCIO Brokerage
                        Operations & Sponsor Relations
                  David R. Jahn, Senior Vice President-Property and Casualty
                        Claims
                  Richard A. Karas, Senior Vice President-Non-Affiliated Sales
                  M. Eileen Kennedy, Senior Vice President-Chief Financial
                        Officer
                  Gale V. King, Senior Vice President-Property and Casualty
                        Human Resources
                  Srinivas Koushik, Senior Vice President-Chief Technology
                        Officer
                  Gregory S. Lashutka, Senior Vice President-Corporate Relations Katherine A. Mabe, Senior Vice President-Marketing, Strategy
                        and Urban Operations
                  Duane C. Meek, Senior Vice President-Group Business Head
                  Keith I. Millner, Senior Vice President-In Retirement
                        Business Head
                  Brian W. Nocco, Senior Vice President and Treasurer
                  R. Dennis Noice, Senior Vice President-NF Systems
                  Mark D. Phelan, Senior Vice President-Individual Investments
                        Business Head
                  Steven P. Rothman, Senior Vice President-IT Strategy and
                        Solutions Delivery
                  Gary I. Siroko, Senior Vice President-CIO Strategic
                        Investments
                  John S. Skubik, Senior Vice President-Consumer Finance
                  Gail G. Snyder, Senior Vice President-Enterprise Portfolio
                        & Strategy Management
                  Mark D. Torkos, Senior Vice President-Property and Casualty
                        Systems
                  Thomas E. Barnes, Vice President-Assistant to the CEO and
                        Secretary
                  Joseph A. Alutto, Director
                  James G. Brocksmith, Jr., Director
                  Keith W. Eckel, Director
                  Lydia M. Marshall, Director
                  Donald L. McWhorter, Director
                  Martha James Miller de Lombera, Director
                  David O. Miller, Director
                  James F. Patterson, Director
                  Gerald D. Prothro, Director
                  Alex Shumate, Director

                  The business address of the Directors and Officers of the Depositor is:
                  One Nationwide Plaza, Columbus, Ohio 43215

Item 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

          *    Subsidiaries for which separate financial statements are filed
          ** Subsidiaries included in the respective consolidated financial statements
          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
          **** Other subsidiaries





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     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                           The company was formerly registered as an investment
                                                                               advisor and is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                           The company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company*      Pennsylvania                           The company is registered as a broker-dealer and
                                                                               investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                          The company was established to grant proper licensing
  Massachusetts, Inc.                                                          to Provident Mutual Life Insurance Company (n.k.a.
                                                                               Nationwide Life Insurance Company of America)
                                                                               affiliates in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                  The company was established to grant proper licensing
                                                                               to former Provident Mutual Life Insurance Company
                                                                               (n.k.a. Nationwide Life Insurance Company of America)
                                                                               affiliates in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                  The company is an investment advisor registered with
                                                                               the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.*     Texas                                  The company is a broker-dealer registered with the
                                                                               National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance, Ltd.                Turks & Caicos                         The company is in the business of reinsurance of
                                        Islands                                mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                   The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                   The company provides general printing services to its
                                                                               affiliated companies as well as to unaffiliated
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                   The  company acts as a general agent and surplus
                                                                               lines broker for property and casualty insurance
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                   The company is a property and casualty insurance
                                                                               holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                   The company engages in the direct marketing of
  Company                                                                      property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                   The company underwrites general property and casualty
  Insurance Company                                                            insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                  The company acts as a managing general agent to place
                                                                               personal and commercial automobile insurance with
                                                                               Colonial County Mutual Insurance Company for the
                                                                               independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                   The company engages in promoting, extending, and
                                                                               strengthening cooperative insurance organizations
                                                                               throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                   The company underwrites general property and
                                                                               casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                The company is an underwriting manager for ocean
                                                                               cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings plc*        England and Wales                      The company is a holding company of a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                         The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Pro Holding, Inc.             Delaware                               The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Professional Advisors, Inc.   Delaware                               The company provides training and financial support
                                                                               for certain financial services firms.  The company
                                                                               also provides financial services support through a
                                                                               broker-dealer subsidiary, an investment advisor
                                                                               subsidiary and an insurance agency subsidiary.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Advisory Services, Inc.       Delaware                               The company is an investment advisor that is
                                                                               registered in the State of Minnesota.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Brokerage Services, Inc.*     Delaware                               The company is a registered broker-dealer that
                                                                               conducts a general securities business.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Insurance Agency Services,    Delaware                               The company is a licensed insurance agency that sells
  Inc.                                                                         and services insurance products for financial
                                                                               services firms that have contractual agreements with
                                                                               its parent company, Capital Professional Advisors,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                  The company underwrites non-standard automobile and
  Company*                                                                     motorcycle insurance and other various commercial
                                                                               liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                               The company is an insurance agency that sells and
                                                                               services commercial insurance.  The company also
                                                                               provides loss control and compliance consulting
                                                                               services and audit, compilation, and tax preparation
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                               The purpose of the company is to create a captive
                                                                               distribution network through which affiliates can
                                                                               sell multi-manager investment products, insurance
                                                                               products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                   The company is an Ohio-based multi-line insurance
  (f.k.a. CalFarm Insurance Company)                                           corporation that is authorized to write personal,
                                                                               automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited*            England and Wales                      The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                   The company underwrites general property and casualty
                                                                               insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                             The purpose of the company is to sell property and
                                                                               casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                  The purpose of the company is to sell property and
  LLC                                                                          casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                             This company places pet insurance business not
                                                                               written by Veterinary Pet Insurance Company outside
                                                                               of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Financial S.A (f.k.a.      Luxembourg                             The purpose of this company is to carry out, on its
  Dancia Life S.A.)*                                                           own behalf or on behalf of third parties, any
                                                                               insurance business, including coinsurance and
                                                                               reinsurance, relating to human life, whether
                                                                               undertaken in Luxembourg or abroad, all real estate
                                                                               business and all business relating to movable assets,
                                                                               all financial business and other business related
                                                                               directly to the company's objectives that would
                                                                               promote or facilitate the realization of the
                                                                               company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life SA (f.k.a.            Luxembourg                             The company writes life insurance including
  CLARIENT Life Insurance SA)*                                                 coinsurance and reinsurance.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                   The company is an insurance agency that places
                                                                               business not written by Farmland Mutual Insurance
                                                                               Company and its affiliates with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                      The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                      insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                   The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                         insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                  The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                        insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Settlement Services         Ohio                                   The company is an insurance agency in the business of
  Agency, Inc.                                                                 selling structured settlement products.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Gardiner Point Hospitality LLC        Ohio                                   The company holds the assets of a hotel in
                                                                               foreclosure.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                      The company is engaged as a general partner in a
                                                                               limited partnership formed to invest in unlisted
                                                                               securities.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                      The company is dormant within the meaning of Section
                                                                               249AA of the Companies Act 1985 of the United
                                                                               Kingdom.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management           England and Wales                      The company is engaged in investment management and
  Limited*                                                                     advisory services to business, institutional and
                                                                               private investors.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                               The company is a limited purpose broker-dealer.
  Inc.*
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                               The company acquires and holds interests in
  LLC                                                                          registered investment advisors and provides
                                                                               investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                        The company is engaged in investment administration
  International Limited*                Islands                                and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited*       England and Wales                      The company is engaged in authorized unit trust
                                                                               management and OEIC management.  It is also the
                                                                               authorized Corporate Director of the Gartmore OEIC
                                                                               Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                               The company operates as a holding company.
  Management,Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                               The company acts as a holding company for the
  Trust*                                                                       Gartmore group of companies and as a registered
                                                                               investment advisor for registered investment
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.*    Delaware                               The company acts as a holding company and provides
                                                                               other business services for the Gartmore group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners*             Delaware                               The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                               The company acts as a holding company for
                                                                               subsidiaries in the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited*               England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts, and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery         England and Wales                      The company is a general partner in two limited
  Fund (G.P.) Limited                                                          partnerships formed to invest in unlisted securities.
                                                                               The company is currently in members' voluntary
                                                                               dissolution.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited*          England and Wales                      The company is engaged in investment management and
                                                                               advisory services to pension funds, unit trusts and
                                                                               other collective investment schemes, investment
                                                                               trusts and portfolios for corporate or other
                                                                               institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc*   England and Wales                      The company is an investment holding company and
                                                                               provides services to other companies within the
                                                                               Gartmore group of companies in the United Kingdom.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                The company is engaged in marketing support for
  GmbH                                                                         subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England and Wales                      The company is engaged in investment holding for
  Limited*                                                                     subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                   The company provides transfer and dividend disbursing
                                                                               agent services to various mutual fund entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited*               Japan                                  The company is the renamed survivor entity of the
                                                                               merger of Gartmore Investment Management Japan
                                                                               Limited and Gartmore NC Investment Trust Management
                                                                               Company Ltd.  The company is engaged in the business
                                                                               of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Limited*   Jersey, Channel                        The company serves as the manager of four AIB Govett
                                        Islands                                Jersey funds: AIB Grofunds Currency Funds Limited,
                                                                               Govett Securities & Investments Limited, Govett
                                                                               Singapore Growth Fund Limited and Govett Safeguard
                                                                               Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                 The company brokers or places book-value maintenance
                                                                               agreements (wrap contracts) and guaranteed investment
                                                                               contracts for collective investment trusts and
                                                                               accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                 The company is an investment advisor and stable value
  Inc.                                                                         money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                 The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                      The company acts as a nominee.  The company is
                                                                               dormant within the meaning of Section 249AA of the
                                                                               Companies Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees, Ltd.       England and Wales                      Until April 1999, the company acted as a trustee of
                                                                               the Gartmore Pension Fund established by Gartmore
                                                                               Investment Management plc.  Gartmore Pension Fund
                                                                               merged with the National Westminster Bank Pension
                                                                               Fund on April 1, 1999.  As a result, all assets and
                                                                               liabilities of the Gartmore Pension Fund were
                                                                               transferred to the National Westminster Bank Fund. On
                                                                               November 22, 2000, the company changed its name from
                                                                               "Gartmore Pension Fund Trustees Limited" to "Gartmore
                                                                               Pension Trust Limited."  On November 30, 2000, the
                                                                               company became the trustee of the Gartmore Pension
                                                                               Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC*              Delaware                               The company provides customized solutions in the form
                                                                               of expert advice and investment management services
                                                                               to a limited number of institutional investors
                                                                               through construction of hedge fund and alternative
                                                                               asset portfolios and their integration into the
                                                                               entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview II, LLC            Delaware                               The company is a holding company for Gartmore
                                                                               Riverview, LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview Polyphony Fund     Delaware                               The company invests in limited partnerships and other
  LLC*                                                                         entities and retains managers to invest, reinvest and
                                                                               trade in securities and other financial instruments.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited*          England and Wales                      The company is engaged in investment holding and
                                                                               is a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts, LLC       Delaware                               The company acts as an investment advisor registered
                                                                               with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                 The company is an Oregon state bank with trust power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited*                England and Wales                      The company is a joint partner in Gartmore Global
                                                                               Partners.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company*            Ohio                                   The company provides services to employers for
                                                                               managing workers' compensation matters and employee
                                                                               benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                 The company provides self-insurance administration,
  Nevada                                                                       claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                               The company provides workers' compensation and
  York, Inc.                                                                   self-insured claims administration services to
                                                                               employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus Inc.        Ohio                                   The company provides medical management and cost
                                                                               containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                               The company is a passive investment holder in
                                                                               Newhouse Special Situations Fund I, LLC for the
                                                                               purpose of allocation of earnings to Gartmore
                                                                               management team as it relates to the ownership and
                                                                               management of Newhouse Special Situations Fund I,
                                                                               LLC.
------------------------------------------------------------------------------------------------------------------------------------
  GIL Nominees Limited                  England and Wales                      The company acts as a nominee. The company is dormant
                                                                               within the meaning of Section 249AA of the Companies
                                                                               Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                               This company holds insurance licenses in numerous
                                                                               states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                   The company is an insurance agency and provides
                                                                               commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Life REO Holdings, LLC                Ohio                                   The company serves as a holding company for
                                                                               foreclosure entities.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                  The company acts as general agent to market
                                                                               non-standard automobile and motorcycle insurance for
                                                                               Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                          The company provides third-party administration
                                                                               services for workers' compensation, automobile
                                                                               injury and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                              The company underwrites various property and
                                                                               casualty coverage, as well as individual and group
                                                                               accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                This is a limited liability company organized for
  America, Ltd.                                                                profit under the Companies Act of 1948 of England for
                                                                               the purpose of carrying on the business of insurance,
                                                                               reinsurance, indemnity, and guarantee of various
                                                                               kinds.  This company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                   The company administers deferred compensation plans
  Inc.*                                                                        for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                   The company makes residential mortgage loans.
  Company*
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                 The company is a shell insurer with no active
  Company of America                                                           policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                   The company invests in multi-family housing projects
  LLC                                                                          throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC*                Ohio                                   The purpose of the company is to develop Nationwide
                                                                               Arena and to engage in related development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                      The company is a holding company for a group engaged
  Holdings, Limited*                                                           in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                              The company underwrites non-standard automobile and
                                                                               motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Atlantic Insurance         Ohio                                   The company writes personal lines residential
  Company                                                                      property  insurance in the State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                   This company is a holding company that funds/owns
                                                                               commercial mortgage loans on an interim basis, hedges
                                                                               the loans during the ownership period, and then sells
                                                                               the loans as part of a securitization to generate
                                                                               profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                   The company buys and sells investment securities of
  Company*                                                                     a short-term nature as agent for other corporations,
                                                                               foundations, and insurance company separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                   The company holds investments in low-income housing
  Corporation, LLC                                                             funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                   The company acts primarily as a holding company
                                                                               for entities affiliated with Nationwide Mutual
                                                                               Insurance Company and Nationwide Mutual Fire
                                                                               Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                   The company is currently inactive.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                   The company acts as an administrator of structured
  Company                                                                      settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                               The company is an insurance agency.
  Distributors Agency, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                             The company is an insurance agency.
  Distributors Agency, Inc. of New
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                          The company is an insurance agency.
  Distributors Insurance Agency, Inc.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                The company is a long-term insurer that issues
  (Bermuda) Ltd.*                                                              variable annuity and variable life products
                                                                               to persons outside of the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust                                                                securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust II                                                             securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services,        Delaware                               The company acts primarily as a holding company for
  Inc.*                                                                        companies within the Nationwide organization that
                                                                               offer or distribute long-term savings and retirement
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                 The company provides distribution services for its
                                                                               affiliate Nationwide Towarzystwo Ubezpieczen na Zycie
                                                                               S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                   The company captures and reports the results of the
  Products, LLC                                                                structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation*                Ohio                                   The company contributes to non-profit activities and
                                                                               projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance          Ohio                                   The company transacts a general insurance business,
  Company                                                                      except life insurance, and primarily provides
                                                                               automobile and fire insurance to select customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                   The company acts as a support company for Nationwide
                                                                               Global Holdings, Inc. in its international
                                                                               capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                             This company issues shares of mutual funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.*     Ohio                                   The company is a holding company for the
                                                                               international operations of Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                 The company acts as a holding company for
  Brasil Participacoes, Ltda.                                                  subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Services EIG        Luxembourg                             The company provides shared services to PanEuroLife,
                                                                               Europewide Life SA, Europewide Financial S.A. (f.k.a.
                                                                               Dancia Life S.A.) and Nationwide Global Holdings,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Indemnity Company*         Ohio                                   The company is involved in the reinsurance business
                                                                               by assuming business from Nationwide Mutual Insurance
                                                                               Company and other insurers within the Nationwide
                                                                               Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                              The company is an independent agency personal lines
  America                                                                      underwriter of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                   The company transacts general insurance business
  Florida*                                                                     except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Management       Ohio                                   The company provides management services to Cap Pro
  Services, Inc.                                                               Insurance Agency Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                   The company provides administrative services for the
  LLC                                                                          product sales and distribution channels of Nationwide
                                                                               Mutual Insurance Company and its affiliated and
                                                                               subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                             The company is a special risk, excess and
  Underwriters                                                                 surplus  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                               This is a limited broker-dealer company doing
  Corporation**                                                                business in the deferred compensation market and acts
                                                                               as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity Company   Delaware                               The company provides individual life insurance of
  America**                                                                    products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity           Ohio                                   The company engages in underwriting life
  Insurance Company**                                                          insurance and  granting, purchasing, and disposing of
                                                                               annuities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Ohio                                   The company provides individual life insurance, group
  Company*                                                                     life and health insurance, fixed and variable annuity
                                                                               products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Pennsylvania                           The company provides individual life insurance and
  Company of America*                                                          group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                               The company insures against personal injury,
  of Delaware*                                                                 disability or death resulting from traveling,
                                                                               sickness or other general accidents, and every type
                                                                               of insurance appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                  The company markets commercial property insurance
                                                                               in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                   The company offers a preferred provider organization
                                                                               and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Maritima Vida E            Brazil                                 The company operates as a licensed insurance company
  Previdencia SA*                                                              in the categories of life and unrestricted private
                                                                               pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Capital, LLC        Ohio                                   The company acts as a private equity fund investing
  (f.k.a. Nationwide Strategic                                                 in companies for investment purposes and to create
  Investment Fund, LLC).                                                       strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                   The company engages in a general insurance and
  Company                                                                      reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                   The company engages in a general insurance and
  Company*                                                                     reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Private Equity Fund, LLC   Ohio                                   The company invests in private equity funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                   The company engages in a general insurance business,
  Insurance Company                                                            except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                               The company is currently inactive.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                           The company is a holding company for non-insurance
  Company*                                                                     subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.*    Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investment.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                               The company markets and administers deferred
  Inc.*                                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                The company provides retirement products, marketing
  Inc. of Alabama                                                              and education and administration to public employees
                                                                               and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                The company markets and administers deferred
  Inc. of Arizona                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                               The company markets and administers deferred
  Inc. of Arkansas                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                The company markets and administers deferred
  Inc. of Montana                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                 The company markets and administers deferred
  Inc. of Nevada                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                             The company markets and administers deferred
  Inc. of New Mexico                                                           compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                   The company provides retirement products, marketing
  Inc. of Ohio                                                                 and education and administration to public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                               The company markets and administers deferred
  Inc. of Oklahoma                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                           The company markets and administers deferred
  Inc. of South Dakota                                                         compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                  The company markets and administers deferred
  Inc. of Texas                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                The company markets and administers deferred
  Inc. of Wyoming                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                          The company markets and administers deferred
  Insurance Agency, Inc.                                                       compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.*          Ohio                                   The company is a registered broker-dealer and
                                                                               provides investment management and administrative
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                   The company performs shared services functions for
  LLC                                                                          the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Z o.o.        Poland                                 The company provides services to Nationwide Global
                                                                               Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                 The company is authorized to engage in the business
  na Zycie S.A.*                                                               of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                          This is a federal savings bank chartered by the
                                                                               Office of Thrift Supervision in the United States
                                                                               Department of the Treasury to exercise custody and
                                                                               fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.*  England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC*       Delaware                               The company invests in financial services companies
                                                                               that specialize in e-commerce and promote
                                                                               distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund      Delaware                               The company owns and manages contributed securities
  I, LLC                                                                       in  order to achieve long-term capital appreciation
                                                                               from thecontributed securities and through
                                                                               investments in a portfolio of other equity
                                                                               investments in financial service and other related
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NF Reinsurance Ltd.*                  Bermuda                                The company serves as a captive reinsurer for
                                                                               Nationwide Life Insurance Company's universal life,
                                                                               term life and annuity business.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                               The company acts primarily as a holding company for
                                                                               Nationwide Financial Services, Inc.'s distribution
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                The company buys and sells investment securities for
                                                                               its own account in order to enhance the investment
                                                                               returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S.a.r.L.*              Luxembourg                             The company acts primarily as a holding company
                                                                               for the European operations of Nationwide
                                                                               Global Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands B.V.                  Netherlands                            The company acts as a holding company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.*                         United Kingdom                         The company functions as a support company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital LLC               Delaware                               The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife*                          Luxembourg                             The company provides individual life insurance,
                                                                               primarily in the United Kingdom, Belgium and
                                                                               France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                              The company provides pension plan administration and
                                                                               record keeping services, and pension plan and
                                                                               compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                   This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                               The company serves as a general partner in certain
                                                                               real estate limited partnerships invested in by
                                                                               Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                  The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Insurance
                                                                               Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.*         Bermuda                                The company is a captive insurer and writes first
                                                                               dollar insurance policies in workers' compensation,
                                                                               general liability and automobile liability for
                                                                               its affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                               The company is an investment advisor and a broker
                                                                               dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                   The company is an investment-banking firm that
                                                                               provides specialist advisory services and innovative
                                                                               financial solutions to public and private companies
                                                                               internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                   The company is engaged in a general insurance
                                                                               business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                   The company primarily provides excess and surplus
                                                                               lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                The company provides excess and surplus lines
  Company                                                                      coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corporation      Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Advisory Services Corporation     California                             The company is an investment advisor.
  (d.b.a. TBG Advisors)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                             The company holds an investment in a leased airplane
                                                                               and maintains an operating agreement with Flight
                                                                               Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                             The corporation provides life insurance and
                                                                               individual executive estate planning.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial Acquisition             Delaware                               The company was formed in order to redomesticate TBG
  Corporation (n.k.a. TBG Insurance                                            Insurance Services Corporation from California to
  Services Corporation)*                                                       Delaware. On December 23, 2004, TBG Insurance
                                                                               Services Corporation was merged into TBG Financial
                                                                               Acquisition Corporation. The name was changed to
                                                                               "TBG Insurance Services Corporation" on the same day.
                                                                               The company markets and administers executive benefit
                                                                               plans.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance             California                             The company consults with corporate clients and
  Services Corporation*                                                        financial institutions on the development and
                                                                               implementation of proprietary and/or private
                                                                               placement insurance products for the financing of
                                                                               executive benefit programs and individual executive's
                                                                               estate planning requirements. As a broker dealer,
                                                                               TBG Financial & Insurance Services Corporation
                                                                               provides access to institutional insurance investment
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance Services    Hawaii                                 The corporation consults with corporate clients and
  Corporation of Hawaii                                                        financial institutions on the development and
                                                                               implementation of proprietary, private placement and
                                                                               institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.*        Delaware                               The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Companies, Inc.            Texas                                  The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Company                    Texas                                  The company is a third-party administrator providing
                                                                               record-keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc. (d.b.a.       Michigan                               The company is an insurance agency that primarily
  Arlans Agency)                                                               sells non-standard automobile insurance for Titan
                                                                               Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                 The company is an insurance agency that operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                           The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                           an employee agent "storefront" for Titan Indemnity
                                                                               Company in Pennsylvania.  The company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                             The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                               The company is an insurance agency and operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                  The company acts as a holding company specifically
                                                                               for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                  The company is a multi-line insurance company and
                                                                               is operating primarily as a property and casualty
                                                                               insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                               This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                  The company is a Texas grandfathered managing general
                                                                               agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                  The company is licensed as an insurance agency that
  Inc.                                                                         operates as an employee agent "call center" for Titan
                                                                               Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  VertBoise, SA*                        Luxembourg                             The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company*     California                             The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.*        California                             The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                               The company acts as a holding company specifically
                                                                               for corporate employees of the Victoria group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                   The company is an insurance agency that acts as a
                                                                               broker for independent agents appointed with the
                                                                               Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance          Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                             The company operates as a nationwide pet registry
                                                                               service for holders of Veterinary Pet Insurance
                                                                               policies, including pet indemnification and lost pet
                                                                               recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                           The company provides administrative services to
  Services, Inc.                                                               Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                The company underwrites excess and surplus lines
  Company                                                                      of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  W.H.I. of New York, Inc.              New York                               The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Indemnity
                                                                               Company in New York.  This company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                  The company acts as a holding company for the Titan
                                                                               group of agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance Agency of         Texas                                  The company is a Texas licensed insurance agency.
  Texas, Inc.                                                                  The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc. (d.b.a.    Indiana                                The company is an insurance agency and operates as an
  Titan Auto Insurance of Indiana)                                             employee agent "storefront" for Titan Indemnity
                                                                               Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida (d.b.a. Titan Auto    Florida                                The company is an insurance agency and operates as an
  Insurance)                                                                   employee agent "storefront" for Titan Indemnity
                                                                               Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                             The company specializes in the analysis and funding
  Inc.                                                                         of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-G                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-7                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  94,992    |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-100%            |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |                                  |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |                                  |   |            (SIC)             |        |   |                             |
    |                                  |   |                              |        |   | Common Stock:  50,000       |
    |                                  |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |                                  |   | ------------- Shares         |        |   |                             |
    |                                  |   |                              |        |   |                             |
    |                                  |   | Casualty-100%                |        |   | Casualty-100%               |
    |                                  |   |         (See Page 2)         |        |   -------------------------------
    |                                  |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |  --------------------------------         |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |  |            ALLIED            |         |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |  |          GROUP, INC.         |         |   |        (NW INDEMNITY)       |
    |   |                          |   |  |            (AGI)             |         |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |  |                              |         |___| -------------  Shares       |
    |   | -------------            |   |__| Common Stock: 850 Shares     |         |   |                             |
    |   |                          |   |  | -------------                |         |   |                             |
    |   | Casualty-100%            |   |  |                              |         |   | Casualty-100%               |
    |   ----------------------------   |  | Casualty-100%                |         |   -------------------------------
    |                                  |  |         (See Page 2)         |         |
    |   ----------------------------   |  |                              |         |
    |   |   NATIONWIDE AFFINITY    |   |  --------------------------------         |   -------------------------------
    |   |    INSURANCE COMPANY     |   |                                           |   |           LONE STAR         |
    |   |        OF AMERICA        |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Common Stock: 500,000    |___|   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   | ------------- Shares     |   |   |                              |        |___| -------------  Shares       |
    |   |                          |   |___| Common Stock: 1,050          |        |   |                             |
    |   | Casualty-100%            |   |   | ------------- Shares         |        |   |                             |
    |   ----------------------------   |   |                              |        |   | Casualty-100%               |
    |                                  |   | Casualty-21.9%               |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |                 ||
    |   |     NEWHOUSE CAPITAL     |   |                                           |                 ||
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   -------------------------------
    |   |                          |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   | Casualty-70%             |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |                          |   |   |                              |        |   |            COMPANY          |
    |   | GGV-19%                  |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   | Fire-10%                 |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |                          |   |   --------------------------------        |   |                             |
    |   |     NATIONWIDE LLOYDS    |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |                          |___|   |      COMPANY OF FLORIDA      |        |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   -------------------------------
    |   |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
    |   |                          |   |   |                              |        |   |                             |
    |   ----------------------------   |   | Casualty-100%                |        |   | Single Member Limited       |
    |                                  |   |                              |        |---| Liability Company           |
    |   ----------------------------   |   --------------------------------        |   |                             |
    |   |       THI HOLDINGS       |   |                                           |   | Casualty-100%               |
    |   |      DELAWARE, INC.      |   |   --------------------------------        |   -------------------------------
    |   |          (THI)           |   |   |      NATIONWIDE CREDIT       |        |
    |   |                          |   |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
        | Common Stock: 100 Shares |   |___|           COMPANY            |        |   |       AMERICAN MARINE       |
        |                          |   |   |                              |        |   |      UNDERWRITERS, INC.     |
        | Casualty-100%            |   |   |    Casualty-100%             |        |   |                             |
        |                          |   |   |                              |        |   | Common Stock:  20 Shares    |
        | (See page 3)             |   |   --------------------------------        |___| -------------               |
        ----------------------------   |                                               |                             |
                                       |                                               | Casualty-100%               |
                                       |   --------------------------------            |                             |
                                       |   |                              |            -------------------------------
                                       |   |        BLUESPARK, LLC        |
                                       |---|                              |
                                       |   |    Casualty-100%             |
        ----------------------------   |   |                              |
        |   NATIONWIDE ATLANTIC    |   |   --------------------------------
        |    INSURANCE COMPANY     |   |
        |                          |___|
        | Casualty-100%            |
        |                          |
        ----------------------------


                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  --------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------  Shares        |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   |                              |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,033 Shares |  |  --------------------------------
                   |   |                              |    |   | -------------                |  |  |                              |
                   |   |                              |    |   |                              |  |  |          NATIONWIDE          |
                   |   | Casualty-90%                 |    |   | Casualty-16.5%               |  |  |        PRIVATE EQUITY        |
                   |   |                              |    |___| Fire-16.5%                   |__|--|          FUND, LLC           |
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|     |                              |
                   |                                       |   | ----------------             |     | Casualty-100%                |
                   |   --------------------------------    |   |                              |     |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |     --------------------------------
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY, LLC         | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |           NATIONWIDE         |
                   |___|     Single Member Limited    |    |   |       MUTUAL CAPITAL,LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                March 31, 2005

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                  |                                               |
                  |                                               |
                  |                                               |
    -----------------------------                   ----------------------------
    |        NATIONWIDE         |                   |            AMCO          |
    |    ADVANTAGE MORTGAGE     |                   |     INSURANCE COMPANY    |
    |      COMPANY (NAMC)       |                   |           (AMCO)         |
    |                           |                ___|                          |
    |Common Stock: 333,837      |               |   | Common Stock:  300,000   |
    |------------  Shares       |               |   | -------------  Shares    |
    |                           |               |   |                          |
    |AGI-70.09%                 |               |   | AGI-100%                 |
    |AMCO-17.21%                |               |   ----------------------------
    |Allied P&C-8.47%           |               |
    |Depositors-4.23%           |               |   ----------------------------
    -----------------------------               |   |          ALLIED          |
                 |                              |   |      GENERAL AGENCY      |
                 |                              |   |         COMPANY          |
                 |                              |___|                          |
    -----------------------------               |   | Common Stock:  5,000     |
    |           AGMC            |               |   | -------------  Shares    |
    |     REINSURANCE, LTD.     |               |   |                          |
    |                           |               |   | AMCO-100%                |
    | Common Stock:  11,000     |               |   ----------------------------
    | -------------  Shares     |               |
    |                           |               |   ----------------------------
    | NAMC-100%                 |               |   |                          |
    -----------------------------               |   |       ALLIED TEXAS       |
                                                |   |       AGENCY, INC.       |
                                                |___|                          |
                                                |   |                          |
                                                |   | AMCO-100%                |
                                                |   |                          |
                                                |   |                          |
                                                |   ----------------------------
                                                |
                                                |   ----------------------------   ----------------------------
                                                |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
                                                |   |           AGENCY         |   |       SERVICES, INC.     |
                                                |   |                          |   |                          |
                                                |___| Common Stock:  1,000     |___| Common Stock:  100       |
                                                    | -------------  Shares    |   | -------------  Shares    |
                                                    |                          |   |                          |
                                                    | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-60.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2005


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:           100 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |Casualty-100%                     |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line

                                        March 31, 2005

_______________________________________________________________________________
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|   ---------------------------------       --------------------------------- |
|   |    NATIONWIDE TOWARZYSTWO     |       |     NGH LUXEMBOURG S.a.r.L    | |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |          (LUX SA)             | |
|   |                               |       |                               | |
|   |Common Stock: 17,400,000 Shares|    ___|Common Stock:   225,739 Shares |_|
|   |------------                   |   |   |------------                   | |
|   |                               |   |   |NGH-64.27%                     | |
|   |NGH-100%                       |   |   |NETHER-35.73%                  | |
|   ---------------------------------   |   --------------------------------- |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |                               |   |   |         NGH UK, LTD.          | |
|   |          NATIONWIDE           |   |   |                               | |
|   |      FINANCIAL SP. Z O.O.     |   |   |                               | |
|___|                               |   |   |                               | |
|   |Common Stock: 25,700 Shares    |   |___|                               | |-
|   |------------                   |   |   |                               | |
|   |                               |   |   |                               | |
|   |                               |   |   |LUX SA-100%                    | |
|   |NGH-100%                       |   |   --------------------------------- |
|   ---------------------------------   |                                     |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |      SIAM AR-NA-KHET          |   |   |   GRUPO VIDA PARTICIPACOES    | |
|   |     COMPANY LTD. (SIAM)       |   |   |          LTDA (GRUPO)         | |
|---|                               |   |   |                               | |
    |                               |   |___|                               | |
    |                               |   |   |                               |_|
    |                               |   |   |                               | |
    |NGH-48.99%                     |   |   |                               | |
    ---------------------------------   |   |                               | |
                                        |   |LUX SA-99.99%                  | |
     ---------------------------------  |   |NGH-.01%                       | |-
     |     PANEUROLIFE (PEL)         |  |   --------------------------------- |
     |                               |  |                   |                 |
     |Common Stock:  1,300,000 Shares|  |                   |                 |
     |------------                   |  |   --------------------------------- |
     |                               |__|   |  NATIONWIDE MARITIMA VIDA e   | |
     |                               |  |___|       PREVIDENCIA SA          | |
     |LUX SA-99.99%                  |  |   |                               | |
     |NGH-.01%                       |  |   |Common Stock:  1,121,362,977   | |
     ---------------------------------  |   |------------   Shares          | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |LUX SA-.000003%                | |
     ---------------------------------  |   |NGH BRASIL-99.45%              | |-
     |      VERTBOIS, SA             |  |   --------------------------------- |
     |                               |  |                                     |
     |                               |  |                                     |
     |                               |  |   --------------------------------- |
     |                               |  |   |       EUROPEWIDE LIFE SA      | |
     |                               |  |   |             (EURO)            | |
     |                               |  |   |                               | |
     |                               |  |   |                               | |
     | PEL-99.99%                    |  |   |                               |_|
     | LUX SA-.01%                   |  |___|                               | |
     ---------------------------------  |   |                               | |
                                        |   |LUX SA-99.99%                  | |
                                        |   |NGH-.01%                       | |
                                        |   --------------------------------- |
                                        |                                     |
                                        |                                     |
                                        |                                     |
                                        |                                     |
     ---------------------------------  |   --------------------------------- |
     |    NATIONWIDE GLOBAL          |  |   |    EUROPEWIDE FINANCIAL SA    | |
     |      SERVICES EIG             |  |   |          (EURO FIN)           | |
     |                               |  |   |                               | |
     |                               |  |___|                               |_|
     |PEL-25%                        |      |                               |
     |EURO FIN-25%                   |      |                               |
     |EURO-25%                       |______|LUX SA-99.99%                  |
     |BRANCH-25%                     |______|NGH-.01%                       |
     ---------------------------------      ---------------------------------


                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:  7,000,000 Shares|             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |           (NETHER)            |
       |___|                               |
       |   |NW Corp.-99.84%                |
       |   |--------                       |
       |   |                               |
       |   |NGH-.16%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:     24,906 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------


_____________________________________________________________________________________________
               |                                   |                                         |
               |                                   |                                         |
 ---------------------------------   ------------------------------         ---------------------------------
 |      GARTMORE GLOBAL ASSET    |   |   FINANCIAL SETTLEMENT     |         |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |   |   SERVICES AGENCY, INC.    |         |      & COMPANY (GATES)        |
 |             (GGAMT)           |   |                            |         |                               |
 |                               |   |Common Stock:  1,500 Shares |    _____|Common Stock:        254 Shares|
 |                               |   |------------                |    |    |------------                   |
 |                               |   |                            |    |    |                               |
 |NW Corp-100%                   |   |                            |    |    |                               |
 |           (See Page 7)        |   |NW Corp.-100%               |    |    |NW Corp.-100%                  |
 ---------------------------------   ------------------------------    |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |    MEDPROSOLUTIONS, INC.      |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |____|                               |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |    COMPANY OF NEW YORK, INC.  |
                                                                       |    |                               |
                                                                       |____|Common Stock:       3 Shares   |
                                                                       |    |------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |       COMPANY OF NEVADA       |
                                                                       |    |                               |
                                                                       |    |Common Stock:         40 Shares|
                                                                       |____|------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATESMCDONALD          |
                                                                       |    |      HEALTH PLUS, INC.        |
                                                                       |    |                               |
                                                                       |____|Common Stock:        200 Shares|
                                                                            |------------                   |
                                                                            |                               |
                                                                            |Gates-100%                     |
                                                                            ---------------------------------

                                                                      Subsidiary Companies      -- Solid Line
                                                                      Contractual Association   -- Double Line
                                                                      Limited Liability Company -- Dotted Line

                                                                      March 31, 2005

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |        SERVICES CORP.      |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |                            |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   | Preferred Stock           |
|  |                            | |  |                                | |   | ---------------           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-100%                  |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVIATION, LLC     | |  ---------------------------------- |   | CAPITAL PRO HOLDING, INC. |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |        (CAP PRO)          |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TBG-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |                                                       |
|  ------------------------------ |  ----------------------------------     -----------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |     |    CAPITAL PROFESSIONAL   |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |     |      ADVISORS, INC.       |
|  |                            | |  |                                |     |          (CPAI)           |
|__|                            | |__| Common Stock: 5,000 Shares     |  ___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |TBG-100%                    | |  | NW Life-100%                   | |   | CAP PRO-100%              |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |  ---------------------------------- |   |     CAP PRO INSURANCE     |
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      | |   |    AGENCY SERVICES, INC.  |
|__|                            | |__|       ASSIGNMENT COMPANY       | |   |                           |
|  |                            | |  |                                | |___|                           |
|  |                            | |  | NW LIFE-100%                   | |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|  |TBG-100%                    | |  ---------------------------------- |   | CPAI-100%                 |
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     | |   -----------------------------
|                                 |  |                                | |
|  ------------------------------ |  | Units:                         | |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |__| -----                          | |   |     CAP PRO BROKERAGE     |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  | |   |       SERVICES, INC.      |
|  |         OF HAWAII          | |  | Casualty-2.4%                  | |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |                                     |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |  |    NATIONWIDE COMMUNITY        | |   |                           |
|  |TBG-100%                    | |  |   DEVELOPMENT CORP., LLC       | |   | CPAI-100%                 |
|  ------------------------------ |  |                                | |   -----------------------------
|                                 |--| Units:                         | |
|  ------------------------------ |  | -----                          | |   -----------------------------
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    | |   |      CAP PRO ADVISORY     |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               | |   |       SERVICES , INC.     |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |  |     NATIONWIDE AFFORDABLE      |     |                           |
|  |                            | |  |         HOUSING, LLC           |     |                           |
|  |TBG-100%                    | |--|                                |     | CPAI-100%                 |
|  ------------------------------ |  | NW Life-45%                    |     -----------------------------
|                                 |  | NW Indemnity-45%               |
|                                 |  ----------------------------------
|  ------------------------------ |
|  |        TBG ADVISORY        | |
|  |    SERVICES CORPORATION    | |
|  |                            | |
|__|                            | |
   |                            | |
   |                            | |
   |                            | |
   |TBG-100%                    | |
   ------------------------------ |
                                  |
   ------------------------------ |  ----------------------------------   ----------------------------------
   |      TEAMSTAFF,INC.        | |  |    LIFE REO HOLDINGS LLC       |   |        GARDINER POINT          |
   |                            | |  |            (REO)               |   |        HOSPITALITY LLC         |
   |                            | |  |                                |   |                                |
   |                            |-|--|                                |---|                                |
   | Common Stock: 15,710,000   |    |                                |   |                                |
   | ------------  Shares       |    |                                |   |                                |
   |                            |    |                                |   |                                |
   |NW Life-14%                 |    | NW LIFE-100%                   |   | REO-100%                       |
   ------------------------------    ----------------------------------   ----------------------------------


                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
___________________________________________________________________________________________________________________________________
             |                                |                                |                                   |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
|  REGISTERED INVESTMENT  |    |     NATIONWIDE TRUST      |      |   NFS DISTRIBUTORS, INC. |    |    NATIONWIDE FINANCIAL       |
| ADVISORS SERVICES, INC. |    |       COMPANY, FSB        |      |          (NFSDI)         |    |  SERVICES CAPITAL TRUST II    |
|                         |    |                           |      |                          |    |                               |
|                         |    | Common Stock: 2,800,000   |      |                          |    |                               |
|                         |    | ------------  Shares      |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
| NFS-100%                |    | NFS-100%                  |      |  NFS-100%                |    | NFS-100%                      |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                                                         |
    --------------------------------- |                                                                         |
    |    FINANCIAL HORIZONS         | |                                                                         |
    |    DISTRIBUTORS AGENCY        | |                                                                         |
    |     OF ALABAMA, INC.          | |                                                                         |
    |                               |_|                                                                         |
    | Common Stock: 10,000 Shares   | |                                                                         |
    | ------------                  | |                                                                         |
    |                               | |                                                                         |
    |                               | |                                                                         |
    | NFIDAI-100%                   | |                                                                         |
    --------------------------------- |                                                                         |
                                      |                                                                         |
                                      |   -----------------------------      --------------------------------   |
                                      |   |                           |      |      401(k) INVESTMENT       |   |
                                      |   |                           |      |      SERVICES, INC.          |   |
                                      |   |    FINANCIAL HORIZONS     |      |                              |   |
                                      |___|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
                                      |___|   AGENCY OF OHIO, INC     |      |-------------                 |   |
                                      |   |                           |      |                              |   |
                                      |   | NFIDAI-100%               |      |401(k)-100%                   |   |
                                      |   -----------------------------      --------------------------------   |
                                      |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |   |                           |      |      401(k) INVESTMENT       |   |
    |  INSTITUTION DISTRIBUTORS     | |   |                           |      |       ADVISORS, INC.         |   |
    |INSURANCE AGENCY, INC. OF MASS.| |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 100 Shares      |_|___|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  | |___|   AGENCY OF TEXAS, INC    |      |-------------                 |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |                                      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |                                      |    THE 401(k) COMPANY        |   |
    |  INSTITUTION DISTRIBUTORS     | |                                      |                              |   |
    | AGENCY, INC. OF NEW MEXICO    | |                                      |Common Stock: 855,000 Shares  |   |
    | Common Stock: 100 Shares      |_|                                      |-------------                 |___|
    | ------------                  |                                        |                              |
    |                               |                                        |                              |
    | NFIDAI-100%                   |                                        |401(k)-100%                   |
    ---------------------------------                                        --------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                 |                 |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |  |  |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |  |  |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |  |  |            (NFSB)            |
                       | ------------                 |   |   |                           |  |  | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |  |  |                              |
                       |                              |   |   |                           |  |  |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|  |  | NFS-100%                     |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                                                          |                                  |                  |
 _______________________________________                  |                                  |                  |
                                       |                  |                                  |                  |
                        --------------------------------  |   -----------------------------  |   --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |  |   |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |  |   |                              |
                        |                              |  |   |                           |  |   | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |  |   | ------------                 |
                        | -------------                |      |                           |  |   |                              |
                        |                              |      |                           |  |   |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |  |   | NFSB-100%                    |
                        --------------------------------     -----------------------------   |   --------------------------------
                                    |                                                        |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   | NF REINSURANCE, LTD.         |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |                              |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   | Common Stock: 250,000 Shares |
   |         ALABAMA              | | |        NEW MEXICO         |                          |-- | ------------                 |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|                          |   |                              |
   | ------------                 | | | ------------              |                          |   |                              |
   |                              | | |                           |                          |   | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                          |   --------------------------------
   -------------------------------- | -----------------------------                          |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   |     NATIONWIDE INSURANCE     |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |   MANAGEMENT SERVICES, INC.  |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   |                              |
   |         ARIZONA              | | |        SO. DAKOTA         |                          |-- |                              |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|                              |                              |
   | ------------                 | | | ------------              |                              |                              |
   |                              | | |                           |                              | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                              --------------------------------
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2005

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGL - 100%                |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGL - 79%                 |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
 ---------------------------   |  |   NATIONWIDE UK HOLDING   |  |
|GARTMORE RIVERVIEW II, LLC |  |  |       COMPANY, LTD.       |  |
|        (RIVER II)         |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
| RIG - 100%                |  |  | GGL - 100%                |  |
 ---------------------------   |   ---------------------------   |
              |                |                |                |
              |                |   ---------------------------   |
              |                |  |     ASSET MANAGEMENT      |  |
 ---------------------------   |  |       HOLDINGS PLC        |  |
|  GARTMORE RIVERVIEW, LLC  |  | _|         (AMH)             |  |
|         (RIVER)           |  || |                           |  |
|                           |  || |                           |  |
|                           |  || | NUKHCL - 100%             |  |
|                           |  ||  ---------------------------   |
| RIVER II-100%             |  ||               |                |
 ---------------------------   ||  ---------------------------   |
              |                || |    GARTMORE INVESTMENT    |  |
              |                || |       MANAGEMENT PLC      |  |
              |                ||_|           (GGI)           |__|__
 ---------------------------   |  |                           |  |
|     GARTMORE RIVERVIEW    |  |  | AMH - 99.99%              |  |
|       POLYPHONY, LLC      |  |  | GNL - .01%                |  |
|                           |  |   ---------------------------   |
|                           |  |                                 |
| River - .04%              |  |                                 |
| Casualty - 80.14%         |  |                                 |
| Fire - 19.82%             |  |                                 |
 ---------------------------   |                                 |
                               |                                 |
                               |                                 |
                               |                                 |__
                               |
                               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGI)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    ---------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD.  |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)            |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                           |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                           |
  |  |                          |  |  |                          | |   | GIM - 99.9%               |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%                |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    ---------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    ---------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN       |
  |  |                          |  |  |                          | |   |         LIMITED           |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                           |
  |  |       SERVICES GMBH      |  |  |                          | |   |                           |
  |__|                          |  |  |                          | |   |                           |
  |  |                          |  |  |                          | |   | GIL - 100%                |
  |  |                          |  |  | GFM - 100%               | |   |                           |
  |  | GISL - 100%              |  |  |                          | |    ---------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    ---------------------------
  |   --------------------------   |   --------------------------  |   |   *GARTMORE 1990 LTD.     |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                           |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                           |
  |__|         (GFMI)           |  |__|                          | |   |                           |
     |                          |     |                          | |   | GIM - 50%                 |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                 |
     | GSL - .01%               |     | GSL - 1%                 | |    ---------------------------
      --------------------------       --------------------------  |
                    |                                              |    ---------------------------
      --------------------------                                   |   |  *GARTMORE INDOSUEZ UK    |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD. |
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)      |
      |                          |                                 |   |                           |
      | GFMI - 94%               |                                 |   | GIM - 50%                 |
      | GSL - 3%                 |                                 |   | GNL - 50%                 |
      | GIM - 3%                 |                                 |    ---------------------------
       --------------------------                                  |
                                                                   |    ---------------------------
      --------------------------                                   |   |*GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)      |
     |     GARTMORE NO. 1       |                                  |___|                           |
     |  GENERAL PARTNER, LTD.   |                                      |                           |
_____|                          |                                      | GIM - 50%                 |
     |                          |                                      | GSL - 50%                 |
     |                          |                                       ---------------------------
     | GIM - 100%               |                                   *In Members Voluntary Liquidation
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------


          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.01%              |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)
                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGL-100%                          |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGL-100%                          |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                     |                               |
                                     | GEM-65%                       |
                                     ---------------------------------


                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE SPECIAL       |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   |                                  |
                                   |                            |   |                      |   | GGIMGT-10%(common units)         |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGV-75%(preferred units)         |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      March 31, 2005

Item 29.       INDEMNIFICATION

               Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.      PRINCIPAL UNDERWRITER


(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account              Nationwide VL Separate Account-C
    Nationwide Variable Account              Nationwide VL Separate Account-D
    Nationwide Variable Account-II           Nationwide VL Separate Account-G
    Nationwide Variable Account-4            Nationwide VLI Separate Account-2
    Nationwide Variable Account-5            Nationwide VLI Separate Account-3
    Nationwide Variable Account-6            Nationwide VLI Separate Account-4
    Nationwide Variable Account-7            Nationwide VLI Separate Account-5
    Nationwide Variable Account-8            Nationwide VLI Separate Account-6
    Nationwide Variable Account-9            Nationwide VLI Separate Account-7
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

     Mark D. Phelan, Chairman of the Board
     Rhodes B. Baker, Director and President
     William G. Goslee, Jr., Senior Vice President
     M. Eileen Kennedy, Director and Senior Vice President and Treasurer Thomas E. Barnes, Vice President and Secretary

     The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
     One Nationwide Plaza, Columbus, Ohio 43215

(c)

         ------------------------------ ------------------------ ----------------------- ------------------ -------------------

         NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                        DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                                        COMMISSIONS              ANNUITIZATION

         ------------------------------ ------------------------ ----------------------- ------------------ -------------------

                                        N/A                                              N/A                N/A
         Nationwide Investment                                   N/A
         Services Corporation

         ------------------------------ ------------------------ ----------------------- ------------------ -------------------


Item 31.      LOCATION OF ACCOUNTS AND RECORDS

              M. Eileen Kennedy
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 32.      MANAGEMENT SERVICES
              Not Applicable

Item 33.      FEE REPRESENTATION

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VL SEPARATE ACCOUNT-D, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28th day of April, 2005.


                                                NATIONWIDE VL SEPARATE ACCOUNT-D
                                    --------------------------------------------
                                                                    (Registrant)

                                   NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                    --------------------------------------------
                                                                     (Depositor)


                                    By: /s/ PAIGE L. RYAN, ESQ.
                                    --------------------------------------------
                                             Paige L. Ryan, Esq.

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 28th day of April, 2005.


W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

ARDEN L. SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Chairman of the Board and President

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

KEITH W. ECKEL
-------------------------------------------------------------------------
Keith W. Eckel, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

MARTHA JAMES MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha James Miller de Lombera, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director

                                                    By /s/ PAIGE L. RYAN
                          ------------------------------------------------------
                                                           Paige L. Ryan
                                                          Attorney-in-Fact